Registration No. 333-148940

Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 89	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ. Executive Vice President and Secretary Annuity Investors Life Insurance Company P.O. Box 5423 Cincinnati, Ohio 45201-5423 (Name and Address of Agent for Service)

JOHN P. GRUBER, ESQ.

Senior Vice President, General Counsel and Secretary

Annuity Investors Life Insurance Company

P.O. Box 5423

Cincinnati, Ohio 45201-5423

KEVIN L. COONEY, ESQ.

Frost Brown Todd LLC

9277 Centre Point Drive, Suite 300

West Chester, Ohio 45069

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2017 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in Annuity Investors Variable Account C under TotalGroup group flexible premium deferred variable annuity contracts

ANNUITY INVESTORS VARIABLE ACCOUNT C

TotalGroup—File No. 333-148940

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions (Definitions used in specific sections are defined in those sections.)

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information
(a) Accumulation unit values	Condensed Financial Information, Appendix A
(b) Financial statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies
(a) Depositor	Annuity Investors Life Insurance Company ®
(b) Registrant	The Separate Account
(c) Portfolio companies	The Portfolios
(d) Portfolios prospectuses	The Portfolios
(e) Voting	Voting of Portfolio Shares
(f) Administrator	Not Applicable

6. Deductions and Expenses
(a) Deductions	Fees and Charges; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
(b) Sales load	Early Withdrawal Charge
(c) Special purchase plans	Waiver of Early Withdrawal Charges; Additional Information about Waivers
(d) Commissions	Distribution and Compensation Arrangements
(e) Portfolio company expenses	Expense Tables
(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts
(a) Persons with rights	Ownership Provisions; Annuitant Provisions; Beneficiary Provisions; Payees under the Contract; Voting of Portfolio Shares
(b) (i) Allocations of premium payments	Purchase Payments; Allocations to Investment Options; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
(ii) Transfers	Transfers; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
(iii) Exchanges	Not Applicable
(c) Changes in contracts or operations	The Contract; The Separate Account
(d) Inquiries	How Do I Contact the Company?
(e) Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies; Appendix B: Transfer Restrictions

8. Annuity Period	Definitions; Annuity Benefit; Settlement Options

9. Death Benefit	Death Benefit; Settlement Options

10. Purchases and Contract Values
(a) Purchases	Purchase Payments
(b) Impact of portfolio company investment performance	Purchase Payments

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Form N-4 Part A Item No.	Heading in Prospectus
(c) Daily calculation	Purchase Payments; Definitions
(d) Underwriter	Distribution and Compensation Arrangements

11. Redemptions
(a) Redemptions	Withdrawals and Surrenders
(b) Texas Optional Retirement Program	Not applicable
(c) Check delay	Withdrawals and Surrenders
(d) Involuntary redemption	Transfers; Our Right to Terminate
(e) Free look	Your Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) General Information and History

18. Services
(a) Fees and expenses of registrant	(Prospectus) Expense Tables
(b) Management contracts	Not Applicable
(c) Custodian	Not Applicable
Independent auditors	(SAI) Experts
(d) Assets of registrant	Not Applicable
(e) Affiliated persons	Not Applicable
(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered
(a) Purchases	See Items No. 6(a), 6(b), 6(c) and 7(b) above
(b) Sales load	See Items No. 6(b), 6(c), 6(d) and 10(d) above
(c) Frequent transfer arrangements	Not Applicable

20. Underwriters	See Item 10(d) above; (SAI) Distribution of the Contracts

21. Calculation of Performance Data
(a) Money market funded subaccounts	(SAI) Standardized Yield for the Money Market Subaccount
(b) Other subaccounts	(SAI) Performance Information

22. Annuity Payments	(SAI) Form of Benefit Payments Under Settlement Options; (SAI) Glossary of financial Terms

23. Financial Statements	(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

TotalGroup®

GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

PROSPECTUS DATED MAY 1, 2017

This prospectus describes a group flexible premium deferred variable annuity contract (the “Contract”). The prospectus also describes the interest that a participant (the “Participant”) has in the Contract. Each Participant’s interest in the Contract is evidenced by a Certificate of Participation (the “Certificate”).

Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contract. The Contract is available for tax-qualified and non-tax-qualified retirement arrangements. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contract offers tax-deferred treatment of earnings, Annuity Benefits, and a Death Benefit. The Contract offers both variable and fixed investment options.

The variable investment options are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Contract currently offers Subaccounts that invest in the corresponding Portfolios listed below.

ALPS Variable Investment Trust	Invesco Variable Insurance Funds (continued)
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	Global Real Estate Fund-Series II Shares
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	International Growth Fund-Series II Shares
Morningstar Growth ETF Asset Allocation Portfolio-Class II	Mid Cap Core Equity Fund-Series II Shares
Morningstar Income/Growth ETF Asset Allocation Portfolio-Class II	Mid Cap Growth Fund -Series II Shares
Small Cap Equity Fund-Series I Shares
American Century Variable Portfolios
Capital Appreciation Fund-Class I	Janus Aspen Series
Large Company Value Fund-Class II	Balanced Portfolio-Service Shares
Mid Cap Value Fund-Class II	Enterprise Portfolio-Service Shares
Overseas Portfolio-Service Shares
Deutsche Variable Series II	Research Portfolio-Service Shares
Global Growth VIP-Class A
Small Mid Cap Value VIP-Class B	Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio-Class I
Dreyfus Investment Portfolio	Mid Cap Growth Portfolio-Class I
Mid Cap Stock Portfolio – Service Shares
Neuberger Berman Advisers Management Trust
Dreyfus Stock Index Fund, Inc.-Service Shares	Guardian Portfolio-Class S
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Service Shares
Oppenheimer Variable Account Funds
Dreyfus Variable Investment Fund	Capital Appreciation Fund/VA-Service Shares
Government Money Market Portfolio	Global Fund/VA-Service Shares
Main Street Fund®/VA-Service Shares
Franklin Templeton Variable Insurance Products Trust	Main Street Small Cap Fund®/VA-Service Shares
Franklin Mutual Global Discovery VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2	PIMCO Variable Insurance Trust
Franklin Small Cap Value VIP Fund-Class 2	High Yield Portfolio-Administrative Class
Franklin U.S. Government Securities VIP Fund-Class 2	Real Return Portfolio-Administrative Class
Templeton Foreign VIP Fund-Class 2	Total Return Portfolio-Administrative Class
Templeton Global Bond VIP Fund-Class 2
Wilshire Variable Insurance Trust
Invesco Variable Insurance Funds+	2015 ETF Fund
American Value Fund -Series I	2025 ETF Fund
Comstock Fund-Series I	2035 ETF Fund

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective on or about May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Effective on or about May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

Effective on or about May 1, 2017, Janus Portfolio was renamed Research Portfolio.

Closed Subaccounts

The following investment options are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see Appendix D: Closed Subaccounts.

Cutoff Date
AB Variable Product Series: International Value Portfolio-Class B	April 30, 2010
Calamos® Advisors Trust: Growth and Income Portfolio	April 30, 2012
Davis Variable Account Fund: Value Portfolio	April 30, 2015
Oppenheimer Variable Account Funds: Conservative Balanced Fund/VA-Service Shares	April 30, 2009

Fixed Investment Option

The Contract currently offers one fixed investment option: the Fixed Accumulation Account. This fixed investment option is provided through the Company’s Fixed Account.

Supplement for Contracts Issued Before June 1, 2009 with Guaranteed Withdrawal Benefit Riders

If your Contract effective date is before June 1, 2009, your Contract includes Guaranteed Withdrawal Benefit Riders. You should carefully read the Supplement Dated May 1, 2016 for Contracts Issued Before June 1, 2009 and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.

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This prospectus includes information an investor should know before investing in the Contract. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2017, contains more information about the Separate Account and the Contract. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. The SAI (as well as other information regarding the Contract, the Separate Account or the Company) is available at the Securities and Exchange Commission web site: www.sec.gov. The SEC file number for the Contract is 333-148940.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

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Contract Availability and Form Numbers

The Contract is not available in all states and may not be available under all retirement arrangements. For additional information about the availability of the Contract, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771. Our form numbers for the contract are G2012108NW and C2012208NW. These form numbers may vary by state,

Right to Cancel

In some states, a Participant may have the right to cancel his or her interest in the Contract within a certain number of days after he or she receives his or her Certificate. Generally, the Participant will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Overview

A brief overview of the Contract and a Participant’s interest in the Contract is included on pages 9-10 of this prospectus.

DEFINITIONS

The capitalized terms defined in this section of the prospectus will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contract or the Certificate, but which are not defined in this section, will be explained in the section of this prospectus where they are primarily used.

Please note that the words “you” and “your” in this prospectus refer to the Participant.

Account Value. The sum of your “variable account value” and your “fixed account value.” Your “variable account value” is the value of your interest in all of the Subaccounts. Your “fixed account value” is the value of your interest in the Fixed Accumulation Account.

Accumulation Unit. A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”

Annuity Benefit. The payments that may be made as described in the Annuity Benefit section of the Certificate. Annuity benefit payments are generally made to you as the payee.

Beneficiary. The person entitled to receive any Death Benefit that is to be paid with respect to your interest in the Contract. More information about the Beneficiary is included in the Other Contract and Certificate Provisions section of the prospectus.

Benefit Unit. A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.”

Certificate. The certificate of participation that evidences your interest in the Contract. This Certificate is not a contract and is not part of the Contract.

Certificate Anniversary. The date in each year that is the annual anniversary of your Certificate effective date. Your Certificate effective date is the date that your interest in the Contract took effect. Your Certificate effective date is set out on the Certificate specifications page.

Certificate Year. Each 12 month period that begins on your Certificate effective date or on a Certificate Anniversary.

Company. Annuity Investors Life Insurance Company®. The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date. The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.

•	Your Annuity Commencement Date is the first day of the first payment interval for which payment of an Annuity Benefit is to be made. Your Annuity Commencement Date on the Certificate effective date is shown on the Certificate specifications page.

•	Your Death Benefit Commencement Date is: (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments; or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract. The group flexible premium deferred variable annuity contract described in this prospectus and in which you have an interest. The term “Contract” includes any riders or endorsements to the Contract, any application for the Contract, any application for a rider or an endorsement to the Contract, and any Participant applications and enrollment forms.

Death Benefit. The benefit described in the Death Benefit section of the Certificate.

Fixed Account. The Fixed Account is part of the Company’s general account. The Fixed Accumulation Account is provided through the Fixed Account.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Investment Factor. The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The Net Investment Factor for each Valuation Period reflects changes in the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits or charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. The owner of the Contract identified on the Certificate specifications page. The Owner must be your employer or the trustee of your employer’s retirement plan.

Participant. The person identified on the Certificate specifications page who has an interest in the Contract and for whom an account is established. The words “you” and “your” in this prospectus also refer to the Participant.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payment. An amount received by us for your interest in the Contract. This amount is after the deduction of applicable premium or other taxes.

Separate Account. Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this prospectus.

Surrender Value. An amount equal to your Account Value as of the end of the applicable Valuation Period, reduced by: (1) any fees or charges that would apply upon a surrender; (2) any applicable premium tax or other taxes not previously deducted; and (3) the outstanding balance of any loans.

SEC. Securities and Exchange Commission.

Valuation Date. Each day on which the New York Stock Exchange is open for business.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to: (1) any payment that we make before we acknowledge the Written Request; and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value; fixed account value Accumulation Unit Values; and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you acquire an interest in the Contract, during the time that you hold your interest in the Contract, and when you withdraw money from your interest in the Contract.

Table A: Participant Transaction Expenses

The first table describes the fees and expenses that you will pay at the time you acquire an interest in the Contract, withdraw money from your interest in the Contract, surrender your interest in the Contract, annuitize your interest in the Contract, make a transfer between investment options, or borrow money from your interest in the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Early withdrawal charge on withdrawals and on surrender or annuitization	5.00%	5.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Origination Fee	None	$50
Loan Interest Spread	3.00%	7.00%

The early withdrawal charge is calculated as a percentage of the amount withdrawn, surrendered or annuitized. The charge decreases to zero after Certificate Year 5. We waive the early withdrawal charge that would otherwise apply if you annuitize your interest in the Contract for life or for a fixed period of at least 10 years and under other circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

This fee currently applies to each transfer in excess of 12 in any Certificate Year.

Loans are available only on certain Tax Qualified Contracts. Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The Loan Interest Spread is the difference between the interest rate we charge you on a loan and the interest rate we credit to collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you hold your interest in the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Certificate Maintenance Fee	$40
Separate Account Annual Expenses:’
Mortality and Expense Risk Charge	0.85%
Administration Charge	0.15%

Total Separate Account Annual Expenses	1.00%

If you surrender your interest in the Contract, we will apply the certificate maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you hold your interest in the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.52%	1.66%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the Deustche Global Growth VIP. The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2016. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust (Morningstar portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (acquired funds). As a result, each Morningstar portfolio and each Wilshire portfolio will likely incur higher expenses than funds that invest directly in securities.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	early withdrawal charges (described in Table A above);

•	annual certificate maintenance fee and Separate Account annual expenses (described in Table B above); and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Certificate with Maximum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual certificate maintenance fee of $40 and Separate Account annual expenses of 1.00% are incurred.

•	The maximum Portfolio expenses (1.66%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your interest in the Contract at the end of the period or you annuitize your interest in the Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$814	$1,305	$1,888	$4,224
We assume that you keep your interest in the Contract and leave your money in the Contract for the entire period or you annuitize your interest in the Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$314	$1,005	$1,788	$4,224

Example 2: Certificate with Minimum Fund Operating Expenses

•	Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual certificate maintenance fee of $40 and Separate Account annual expenses of 1.00% are incurred.

•	The minimum Portfolio expenses (0.52%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your interest in the Contract at the end of the period or you annuitize your interest in the Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$698	$938	$1,244	$2,755
We assume that you keep your interest in the Contract and leave your money in the Contract for the entire period or you annuitize your interest in the Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$198	$638	$1,144	$2,755

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last nine fiscal years through December 31, 2016, or from the end of the year of inception of a Subaccount, if later, to December 31, 2016; and (2) number of accumulation units outstanding as of the end of the period or year.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Is the Contract?

The Contract is a group deferred variable annuity, which is an insurance product. It is a contract between the Owner and the Company, under which we promise to pay a stream of payments to each Participant at some future date. Like other variable annuities, it is designed to be a long-term investment, to meet retirement and other long-range goals.

The Contract offers both variable and fixed investment options to which you can allocate Purchase Payments. The value of your interest in the Contract will vary depending on the performance of the investment options you choose.

What Benefits Are Available under the Contract?

Annuity Benefit	If you annuitize your interest in the Contract, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. This feature helps protect you against the possibility that you will outlive your assets.
Death Benefit	We will generally pay a Death Benefit to your Beneficiary if you die before your Annuity Commencement Date and before you surrender your interest in the Contract.
Tax Deferral

The Contract is tax-deferred. This means you pay no taxes on the interest and investment gains related to your interest in the Contract until you withdraw money from your interest in the Contract. You may transfer money from one investment option to another within the Contract without paying tax at the time of the transfer.

If the Contract was issued in conjunction with a retirement arrangement that provides tax deferral, the Contract will not provide additional tax deferral and should be purchased for its other benefits and features.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. For more information about how withdrawals impact the Death Benefit, see the Other Information about the Death Benefit Amount section of this prospectus and the examples in Appendix C.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

•	An early withdrawal charge may apply if you withdraw money from your interest in the Contract or surrender or annuitize your interest in the Contract.

•	If you withdraw money from your interest in the Contract or surrender your interest in the Contract before age 59 1⁄2, a penalty tax may be applicable.

How Do I Acquire an Interest in the Contract?

The Owner will collect Purchase Payments by payroll deduction or otherwise and will send them to us. To acquire an interest in a Tax-Qualified Contact, your minimum initial Purchase Payment must be at least $50. To acquire an interest in any other Contract, your minimum initial Purchase Payment must be at least $100. Additional information about the requirements that apply to Participants and Purchase Payments is included in the Purchase Payments and Allocations to Investment Options section of this prospectus.

How Do I Cancel My Certificate?

In some states, you may have the right to cancel your Certificate within a certain number of days after you receive it. Generally, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. Any right to cancel is described more fully in your Certificate.

What Fees and Charges Apply to My Interest in the Contract?

We will charge the fees and charges listed below.

• An annual Certificate maintenance fee	• A mortality and expense risk charge

• A transfer fee for certain transfers among investment options	• Premium taxes, if any

• An early withdrawal charge, if applicable	• Loan processing fee, if applicable

• An administration charge

We may reduce or waive a fee or charge as discussed in the Fees and Charges section of this prospectus. The mortality and expense risk charge may never be entirely waived.

In addition to fees and charges described in your Certificate, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2016 are described in the prospectuses of the Portfolios.

Will Any Charges or Penalties Apply to Withdrawals or upon Surrender or Annuitization?

An early withdrawal charge may apply if you make withdrawals from your interest in the Contract, surrender your interest in the Contract or annuitize your interest in the Contract at any time in the first 5 Certificate Years. This early withdrawal charge is sometimes called a deferred sales load or a surrender charge. In addition, we will deduct the annual Certificate maintenance fee when you surrender your interest in the Contract. These charges and fees are described in the Fees and Charges section of this prospectus.

If you withdraw money from or surrender a Tax-Qualified Contract, the full amount withdrawn or surrendered is generally subject to income tax. If you withdraw money from or surrender any other Contract, only the amount representing gains is subject to income tax. If you are under age 59 1⁄2, the taxable amount is also generally subject to a 10% federal penalty tax. Tax consequences of a withdrawal or a surrender are described more fully in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement arrangements.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include your Contract number and your name. You may also call us at 1-800-789-6771 or contact us through our web site, www.gaig.com.

THE PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

You are responsible for choosing Subaccounts and making allocations that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making these decisions, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you. You bear the risk that the value of your Contract may decline as a result of the performance of the Subaccounts you have chosen. Therefore, you should carefully consider any decisions regarding Purchase Payment allocations and transfers to a Subaccount. You should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate. We do not provide investment advice and we do not recommend or endorse any of the available investment options in the Contract.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table below is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Morningstar Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.

Capital Appreciation Fund	Class I	American Century Investment Management	US equity mid cap: mid-cap growth

Large Company Value Fund	Class II	American Century Investment Management	US equity large cap value: large value

Mid Cap Value Fund	Class II	American Century Investment Management	US equity mid cap: mid-cap value

Deutsche Variable Series II

Global Growth VIP	Class A	Deutsche Investment Management Americas	Global equity: world stock

Small Mid Cap Value VIP	Class B	Deutsche Investment Management Americas Sub-Advisor: Dreman Value Management	US equity mid cap: mid-cap value

Dreyfus

Dreyfus Investment Portfolios Mid Cap Stock Portfolio	Service	The Dreyfus Corporation	US equity mid cap: mid-cap blend

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	Service	The Dreyfus Corporation Sub-Adviser: Newton Investment Management (North America) (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend

Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation Index Manager: Mellon Capitol Management (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend

Dreyfus Variable Investment Fund Government Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: prime money market

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers	Global equity: world stock

Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers	Aggressive allocation: 85% + equity

Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services	US equity small cap: small value

Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers	US fixed income: intermediate government

Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel Sub-Advisor: Franklin Templeton Investment Management	Global equity large cap: foreign large value

Templeton Global Bond VIP Fund	Class 2	Franklin Advisers	Global fixed income: world bond

Invesco Variable Insurance Funds

American Value Fund	Series I	Invesco Advisers	US equity mid cap: mid-cap blend

Comstock Fund	Series I	Invesco Advisers	US equity large cap value: large value

Global Real Estate Fund	Series II	Invesco Advisers	Real estate sector equity: global real estate

International Growth Fund	Series II	Invesco Advisers	Global equity large cap: foreign large growth

Mid Cap Core Equity Fund	Series II	Invesco Advisers	US equity mid cap: mid-cap blend

Mid Cap Growth Fund	Series II	Invesco Advisers	US equity mid cap: mid-cap growth

Small Cap Equity Fund	Series I	Invesco Advisers	US equity small cap: small blend

Janus Aspen Series

Balanced Portfolio	Service	Janus Capital Management	Moderate allocation: 50% to 70% equity

Enterprise Portfolio	Service	Janus Capital Management	US equity mid cap: mid-cap growth

Overseas Portfolio	Service	Janus Capital Management	Global equity large cap: foreign large blend

Research Portfolio	Service	Janus Capital Management	US equity large cap growth: large growth

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	US fixed income: intermediate term bond

Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	US equity mid cap: mid-cap growth

ALPS Variable Investors Trust

Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Moderate allocation: 50% to 70% equity

Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: 15% to 30% equity

Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Aggressive allocation: 70% to 85% equity

Morningstar Income/Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: 30% to 50% equity

Neuberger Berman Advisers Management Trust

Guardian Portfolio	Class S	Neuberger Berman Management Sub-Advisor: Neuberger Berman	US equity large cap growth: large growth

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA	Service	OppenheimerFunds	US equity large cap growth: large growth

Global Fund/VA	Service	OppenheimerFunds	Global equity: world stock

Main Street Fund®/VA	Service	OppenheimerFunds	US equity large cap blend: large blend

Main Street Small Cap Fund®/VA	Service	OppenheimerFunds	US equity small cap: small blend

PIMCO Variable Insurance Trust

High Yield Portfolio	Administrative	Pacific Investment Management	High yield fixed income: high yield bond

Real Return Portfolio	Administrative	Pacific Investment Management	Inflation linked: inflation-protected bond

Total Return Portfolio	Administrative	Pacific Investment Management	US fixed income: intermediate-term bond

Wilshire Variable Insurance Trust

2015 ETF Fund	N/A	Wilshire Associates	Target date 2000-2020: target date 2015

2025 ETF Fund	N/A	Wilshire Associates	Target date 2021-2045: target date 2025

2035 ETF Fund	N/A	Wilshire Associates	Target date 2021-2045: target date 2035

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

THE FIXED ACCUMULATION ACCOUNT

The currently available fixed investment option is the Fixed Accumulation Account. Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

Overview

The Contract is available for tax-qualified and non-tax-qualified retirement arrangements. The terms of the applicable retirement arrangement will determine whether an individual can become a Participant and hold an interest in the Contract. You should contact the Owner for additional information about this retirement arrangement.

•	If we issued the Contract in connection with a tax-qualified retirement arrangement, you must be between the ages of 18 and 85 on your Certificate effective date.

•	If we issued the Contract in connection with a non-tax-qualified retirement arrangement, you must be between the ages of 0 and 85 on your Certificate effective date.

To determine if you are eligible to acquire an interest in the Contract, we will use your age as of your last birthday.

We will allocate Purchase Payments to the available Subaccounts and the Fixed Accumulation Account according to your instructions. You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

Purchase Payments

Purchase Payments will be collected by payroll deduction or otherwise. The Owner is responsible for collecting Purchase Payments and sending them to us.

We must receive the initial Purchase Payment for your interest in the Contract on or before the Certificate effective date. We must receive each other Purchase Payment related to your interest in the Contract on or before the earliest of: (1) your Annuity Commencement Date; (2) a death for which a Death Benefit is payable with respect to your interest in the Contract; or (3) the date that your interest in the Contract is surrendered.

Current Restrictions on Purchase Payment Amounts.

	Tax Qualified Contract	Any Other Contract
Minimum initial Purchase Payment	$50	$100
Minimum additional Purchase Payment	$50	$100
Maximum single Purchase Payment	$1,000,000 or Company approval	$1,000,000 or Company approval

We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.

Processing of Purchase Payments. We will apply the initial Purchase Payment for you to your account using the following rules.

•	If your enrollment form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment at our administrative office.

•	If your enrollment form is not in Good Order, we will attempt to get the enrollment form in Good Order within 5 business days. If the enrollment form is not in Good Order at the end of 5 business days, we will inform you of the reason for the delay in processing the Purchase Payment and that the Purchase Payment will be returned immediately unless you specifically agree that we may keep the Purchase Payment until the enrollment form is in Good Order. Once the enrollment form is in Good Order, we will apply the Purchase Payment within 2 business days.

We will apply each additional Purchase Payment for you to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order at our administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order at our administrative office.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values. For more information about the Net Investment Factor, see the Definitions section of this prospectus.

Allocations to Investment Options

You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or the Fixed Accumulation Account. Allocation instructions must be made by Written Request.

Current Restrictions on Allocations. The minimum amount that you can allocate to any Subaccount is $10. The minimum amount that you can allocate to the Fixed Accumulation Account is $10.

If you have a right to cancel your Certificate under applicable state law, we reserve the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period. If you exercise your right to cancel your Certificate and we have allocated your Purchase Payment(s) to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payment(s) or your Account Value, without deduction of an early withdrawal charge.

We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or the Fixed Accumulation Account from time to time on a nondiscriminatory basis. If, at any time after your Account Value first reaches $2,000, the amount allocated by you to an investment option is less than $500, we reserve the right to transfer the amount to your other investment options. Such a transfer will be in the same proportion as each of the other option’s value is to your total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

FEES AND CHARGES

We assess two types of fees and charges.

Fees and Charges Assessed against Your Interest in the Contract

We assess fees and charges directly to your interest in the Contract. These fees and charges are the annual Certificate maintenance fee, transfer fees, early withdrawal charges, and premium taxes, as applicable. They are reflected in your Account Value.

Certificate Maintenance Fee	The Certificate Maintenance Fee offsets expenses that we incur in issuing the Certificates and the Contracts and in maintaining the Certificates, the Contracts and the Separate Account.

Amount of Fee	$40.00 per year.

When and How Deducted	•	Before the Commencement Date, we deduct this fee as of the Valuation Period after each Certificate Anniversary that the Certificate is in effect. We deduct it pro rata from each investment option in which the Contract has an interest at that time.

	•	After the Commencement Date, we deduct a portion of the annual fee from each payment. We deduct a pro rata portion of the annual fee from each payment.

	•	We also deduct the full annual fee at the time of a surrender.

Waivers	•	Before the Commencement Date if your Account Value is at least $50,000 on the date the fee is due.

	•	After the Commencement Date if the amount applied to a variable dollar benefit is at least $50,000.

	•	After the Commencement Date where required to satisfy state law.

	•	In our discretion where we incur reduced sales and servicing expenses.

Transfer Fee	The Transfer Fee offsets costs that we incur in administering the Certificates and the Contracts.

Amount of Fee

$25 for each transfer in excess of 12 in any Certificate Year.

We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct this fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Early Withdrawal Charge	The Early Withdrawal Charge offsets costs that we incur in the sale of the Contracts and interests in the Contracts, including commissions paid to broker dealers and securities representatives and sales literature costs.

Amount of Charge	Up to 5% of the amount withdrawn, surrendered or annuitized.

Certificate Year	Early Withdrawal Charge
Year 1	5.00%
Year 2	4.00%
Year 3	3.00%
Year 4	2.00%
Year 5	1.00%
Year 6 and after	None

When and How Deducted	Early withdrawal charges apply to withdrawals, surrender or annuitization of your interest in the Contract in Certificate Years 1 through 5.
Waivers See the Waiver of Early Withdrawal Charges section of this prospectus for more information.	•	If you have severed your employment.
	•	If the Contract has been in force for 5 years or more.
	•	If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years.
	•	Under other special circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.
	•	In our discretion where we incur reduced sales and servicing expenses or where required to satisfy federal or state law.

Example of Calculation of Early Withdrawal Charge. You surrender your interest in the Contract in Certificate Year 3 when your Account Value is $50,000. No early withdrawal charge waiver applies. We take an early withdrawal charge of $1,500 ($50,000 x 0.03) and you receive $48,500.

Deduction for Early Withdrawal Charge When You Take a Withdrawal. Unless you instruct us otherwise, any early withdrawal charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 5%, you request $100, and no waiver applies, you receive $100, the charge is $5.26, and the total withdrawal from your account is $105.26.

Premium Taxes. Currently some state governments impose premium taxes on annuities. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or your Account Value at the time that the tax is imposed.

Loan Origination Fee and Interest. If loans are available under your Certificate and you borrow money under the loan provisions, we will charge a loan origination fee of $50 for each loan. The loan origination fee offsets expenses that we incur in setting up and administering the loan. We will deduct the loan origination fee from the amount that you borrow. We reserve the right to change the amount of this fee at any time. The maximum loan origination fee that we would charge is $50 for each loan.

We will also charge interest on these loans. In addition, you must hold the amount necessary to secure all loans under your Certificate (“collateral amount”) in the Fixed Accumulation Account. The collateral amount held in the Fixed Accumulation Account will earn a fixed rate of interest. The difference between the amount of interest we charge on a loan and the amount of interest we credit to the collateral amount is called the “loan interest spread.” The current “loan interest spread” is 3%. The maximum “loan interest spread” is 7%.

For more information about loans, see the Loans to Participants section of this prospectus.

Fees and Charges Assessed against the Separate Account

We also assess charges against the Separate Account. These charges are the administration charge and the applicable mortality and expense risk charge. They are reflected in the Accumulation Unit Values.

Administration Charge	The Administration Charge offsets expenses that we incur in administering the Certificates, the Contracts and the Separate Account.
Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.
When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.
Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge	The Mortality and Expense Risk Charge compensates us for assuming mortality and expense risks under the Contract.

• We assume mortality risks because we are obligated under the Certificates and the Contracts to make Annuity Benefit payments and Death Benefit payments.

• We assume expense risks because our actual expenses in administering the Certificates, the Contracts and the Separate Account could exceed the amount recovered through the Certificate maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.002339% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.85%.

When and How Deducted	Before the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Definition of Net Asset Value. We use the term “net asset value” in the administration charge and mortality and expense risk charge tables above. This term means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

Daily Charges in Leap Years. Because the administration charge and the mortality and expense risk charge are assessed on a daily basis, the effective annual rate of these charges may be slightly higher in leap years.

Expenses of the Portfolios. In addition to fees and charges by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Maximum Fees and Charges

Except as described above, we will never charge more to your interest in the Contract than the fees and charges described in the tables above, even if our actual expenses exceed the total fees and charges we collect.

•	If the distribution expenses we incur in selling the Contracts are greater than the early withdrawal charges we collect, we will use our general account assets to pay these distribution expenses. Our general account assets may include amounts derived from mortality and expense risk charges.

•	If our total expenses related to the Contracts are greater than the total fees and charges we collect from the Contracts, we will use our general account assets to pay our expenses.

•	If the fees and charges we collect from the Contracts are greater than our total expenses related to the Contracts, the excess will be profit to us and will not be returned to you.

Waiver of Early Withdrawal Charges

Waivers after Severance of Employment. We will waive the early withdrawal charges that would otherwise apply if, at the time that you withdraw money from your interest in the Contract or surrender or annuitize your interest in the Contract, you have severed your employment.

Waivers Related to Duration of Contract. We will also waive the early withdrawal charges that would otherwise apply if, at the time that you withdraw money from your interest in the Contract or surrender or annuitize your interest in the Contract, the Contract has been in force for 5 years or more.

Waivers for Certain Annuitizations. We will waive the early withdrawal charges that would otherwise apply if you annuitize your interest in the Contract for life or for a fixed period of at least 10 years.

Extended Care Waiver. (Rider form R6021108NW—Waiver of Early Withdrawal Charges for Extended Care Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Certificate is modified by the Extended Care Waiver Rider;

•	you are confined in a long-term care facility or hospital;

•	the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is at least one year after the Certificate effective date; and

•	the confinement has continued for a period of at least 90 consecutive days.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Terminal Illness Waiver. (Rider form R6020208NW—Waiver of Early Withdrawal Charges Upon Terminal Illness Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Certificate is modified by the Waiver of Early Withdrawal Charges upon Terminal Illness Rider;

•	you are diagnosed with a terminal illness by a physician;

•	as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician more than one year after the Contract effective date.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Disability Waiver. If the Social Security Administration determines, after the Certificate effective date and before the applicable withdrawal or surrender, that you are “disabled” as that term is defined in the Social Security Act of 1935, as amended, we will waive the early withdrawal charges that would otherwise apply.

Additional Information about Waivers

Discretionary Reductions or Waivers of Fees or Charges. We may reduce or waive the standard fees and charges that we assess under the Contract due to reduced sales and servicing expenses and/or negotiations between the Owner and us. To determine if we will reduce or waive a fee or charge, in part or in full, we will look at the relevant factors including, but not limited to, the group size, expense efficiency, Purchase Payment flow, and any prior or existing relationship with us. In no event will we waive a charge where the waiver would be unfairly discriminatory to any person.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations or administrative positions.

TRANSFERS

Before the Commencement Date, you may transfer amounts among Subaccounts and/or between Subaccounts and the Fixed Accumulation Account.

A transfer is effective on the Valuation Date during which we receive the Written Request for transfer in Good Order at our administrative office. We will process transfers to or from a Subaccount at the next Accumulation Unit Value calculated after we receive the transfer request in Good Order at our administrative office.

We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or the Fixed Accumulation Account on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion. If, at any time after your Account Value first reaches $2,000, the amount allocated by you to a Subaccount is less than $500, we reserve the right to transfer the amount to the other Subaccounts and the Fixed Accumulation Account. If, at any time after your Account Value first reaches $2,000, the amount allocated by you to the Fixed Accumulation Account is less than $500, we reserve the right to transfer the amount to the Subaccounts. If we exercise this right, the transfer will be in the same proportion as each of your other investment option’s value is to your total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

Current Restrictions on Transfers from the Subaccounts. Each transfer from a Subaccount must be at least $500 or the balance of your interest in the Subaccount, if less than $500.

Current Restrictions on Transfers to and from the Fixed Accumulation Account.

Minimum Transfer Amount. Each transfer from the Fixed Accumulation Account must be at least $500 or the balance of your interest in the Fixed Accumulation Account, if less.

Maximum Transfer Amount. Transfers from the Fixed Accumulation Account during a Certificate Year may not exceed the greater of 20% of your fixed account value as of the most recent Certificate Anniversary or $1,000. Due to this restriction, it may take a number of years to transfer your interest in the Fixed Accumulation Account to Subaccounts.

Timing Restrictions.

•	You may not transfer amounts from your interest in the Fixed Accumulation Account during the first Certificate Year.

•	You may transfer amounts from your interest in the Fixed Accumulation Account only during the 30-day period following a Certificate Anniversary.

•	Amounts transferred from your interest in the Fixed Accumulation Account to Subaccounts may not be transferred back to the Fixed Accumulation Account for a period of 12 months from the date of the original transfer.

These restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfers made in connection with the dollar cost averaging, portfolio rebalancing or interest sweep programs.

How to Request a Transfer. Currently, you may make a transfer request by any of the following methods:

•	by Written Request;

•	by telephone at 1-800-789-6771;

•	by facsimile at 513-768-5115; or

•	over the Internet through our web site at www.gaig.com.

All transfer requests must comply with the terms of the Contract and your Certificate. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.

You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

Automatic Transfer Programs

Before the Commencement Date, we offer the automatic transfer services described below. These programs may not be available under all retirement arrangements. For additional information about the availability of the programs, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching among the investment options available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Certificate without a transfer fee charge. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

Automatic transfers from the money market Subaccount to any other Subaccount(s), or automatic transfers from the Fixed Accumulation Account to any Subaccount(s).

You may select monthly or quarterly transfers under this program.

Source of funds must be at least $10,000.

Minimum for each transfer is $500.

When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.

Dollar cost averaging transfers may not be made to the Fixed Accumulation Account. Dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatic transfers among the Subaccounts and the Fixed Accumulation Account to maintain the percentage allocations that you have selected.	Minimum Account Value of $10,000.

Transfers will take place on the last Valuation Date of each calendar quarter.

Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account is being utilized.

Interest Sweep	Automatic transfers of the income from the Fixed Accumulation Account to any Subaccount(s).

Balance of the Participant’s interest in the Fixed Accumulation Account must be at least $5,000.

Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.

Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Changes in or Termination of Automatic Transfer Programs. You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, send us a Written Request by U.S. or overnight mail or by facsimile at 513-768-5115 or call us at 1-800-789-6771. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.

We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law.

We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies

Neither the Contract described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. For example, under our policies, if a Participant engages in more than 12 transfer events in one Certificate Year, we will require him or her to submit transfer requests via regular first-class U.S. mail for the remainder of that Certificate Year. Transfer restrictions may vary by state. Appendix B to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS

Withdrawals

You may take withdrawals from your interest in the Contract at any time before the earliest of: (1) your Annuity Commencement Date; (2) a death for which a Death Benefit with respect to your interest in the Contract is payable; or (3) the date that your interest in the Contract is surrendered. The right to withdraw may be restricted under certain tax-qualified retirement arrangements.

Withdrawals must be made by Written Request.

The amount available for withdrawal will be your Surrender Value as of the end of the Valuation Period in which we receive your withdrawal request. This amount may be limited by tax law or employer plan restrictions on withdrawals. No withdrawal can be made that would reduce your Surrender Value to less than $500. The amount of each withdrawal must be at least $500. The $500 minimum does not apply to withdrawals made under a systematic withdrawal program.

A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the Fixed Accumulation Account. Unless the Written Request states otherwise, the reduction in each Subaccount and the Fixed Accumulation Account will be in the same proportion as the reduction in your total Account Value. If you wish to specify the investment options from which the withdrawal is to be taken and the amount to be taken from each specified investment option, you must include this information in the Written Request.

A withdrawal is effective on the Valuation Date during which we receive the Written Request for withdrawal in Good Order at our administrative office. A withdrawal that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

If an early withdrawal charge applies to your withdrawal, you will receive the amount that you requested and your Account Value will be reduced by the amount you receive plus the early withdrawal charge.

Tax consequences of a withdrawal are described in the Federal Tax Matters section of this prospectus.

Systematic Withdrawal

Before your Annuity Commencement Date, you may elect to automatically withdraw money from your interest in the Contract. Your Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that must be withdrawn is $100.

You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.

Currently, we do not charge a fee to participate in a systematic withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of your Certificate than if annuitization were elected. Unless a waiver applies, the early withdrawal charge applies to a withdrawal made under a systematic withdrawal program during the early withdrawal charge period.

Systematic withdrawals may not be available under all retirement arrangements. For more information about a systematic withdrawal program, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Surrenders

You may surrender your interest in the Contract in full at any time before the earlier of: (1) your Annuity Commencement Date; or (2) a death for which a Death Benefit with respect to your interest in the Contract is payable. A full surrender will terminate your interest in the Contract including any applicable riders. The right to surrender may be restricted under certain tax-qualified retirement arrangements.

A surrender must be made by Written Request. The amount available for surrender will be your Surrender Value at the end of the Valuation Period in which the Written Request for surrender is received by us.

A surrender is effective on the Valuation Date during which we receive the Written Request for surrender in Good Order at our administrative office. A surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus.

Deferral of Payment

We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period: (1) when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted; (2) when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or (3) when the SEC permits a suspension or delay in payment for the protection of security holders.

As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Accumulation Account. We may delay processing and payment for up to 6 months after we receive your Written Request for a withdrawal or surrender from your interest in the Fixed Accumulation Account. If we delay processing and payment, we will comply with applicable state law.

LOANS TO PARTICIPANTS

We may make loans to Participants who have interests in Contracts issued in connection with certain tax-qualified retirement arrangements. If loans are available under your Certificate, loan provisions are described in the loan endorsement to your Certificate. For more information about loans, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Loan Costs. We will charge a loan origination fee of $50 on each loan. We will also charge interest on these loans.

These loans will be secured with an interest in your interest in the Contract. If loans are available under your Certificate and you borrow money under the loan provisions, you must hold the amount necessary to secure all loans under your Certificate (“collateral amount”) in the Fixed Accumulation Account. Generally we require the collateral amount to be 110% of the outstanding loan balance.

To meet this requirement, it may be necessary for you to transfer funds to the Fixed Accumulation Account from the Subaccounts to which you have allocated your Account Value. If you do not make the necessary transfer, we will transfer the applicable collateral amount on a pro rata basis from such Subaccounts to the Fixed Accumulation Account. The collateral amount held in the Fixed Accumulation Account will earn a fixed rate of interest. The minimum rate of interest that we will credit to the collateral amount will be equal to or greater than the minimum required under the law of the state when and where the Contract was issued.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount may be as low as 1%, the maximum “loan interest spread” is 7%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•	A plan administrator or an employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 7% and the current “loan interest spread” will be higher than 3%.

Impact of Loans. If loans are available under your Certificate and you borrow money under the loan provisions, you will not be able to surrender or annuitize your interest in the Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your interest in the Contract. If you default in repaying a loan under your Certificate, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money for your account while a loan is outstanding under your Certificate, we will treat the money as a Purchase Payment unless we are notified that the money is a loan payment. We do not treat loan payments as Purchase Payments for purposes of the early withdrawal charge.

The restrictions on transfers to and from the Fixed Accumulation Account, which are set out in the Transfers section of this prospectus, do not apply to transfers of collateral amounts.

Loan amounts, repayment requirements and default procedures are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.

An outstanding loan balance affects your Account Value, your Surrender Value, the amount of the Annuity Benefit, and the amount of the Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on your Account Value because the collateral amount cannot be allocated to the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable depending on market performance during the loan period.

ANNUITY BENEFIT

When your interest in the Contract is annuitized, we promise to pay you a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, your Account Value is no longer available to you.

Annuity Commencement Date. Your Annuity Commencement Date as of the Certificate effective date is set out on the Certificate specification page. You may change your Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.

You may not change your Annuity Commencement Date to a date earlier than the first Certificate Anniversary. You may not change your Annuity Commencement Date to a date later than the Certificate Anniversary following your 95th birthday, unless we agree.

Annuity Benefit Amount. If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years, then your Account Value as of your Annuity Commencement Date will be used to provide these payments. Otherwise, your Surrender Value as of your Annuity Commencement Date will be used to provide Annuity Benefit payments.

The amount used to provide Annuity Benefit payments will be reduced by any fees and charges under the Contract, and applicable premium tax or other taxes not previously deducted.

Form of Annuity Benefit Payments. You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before your Annuity Commencement Date. We must receive your Written Request at least 30 days before your Annuity Commencement Date.

If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Annuity Benefit payments are made for life and are guaranteed to be paid for at least 10 years.

Person Who Receives Annuity Benefit Payments. Annuity Benefit payments generally will be made to you as payee. Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

DEATH BENEFIT

Definitions

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum.

Death Benefit Valuation Date. The earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit; or (2) the Death Benefit Commencement Date.

Due Proof of Death. A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

Death Benefit

A Death Benefit is payable with respect to your interest in the Contract if you die before your Annuity Commencement Date and before your interest in the Contract is surrendered.

No Death Benefit will be paid until we receive Due Proof of Death. Only one Death Benefit will be paid with respect to your interest in the Contract. If a Death Benefit becomes payable, it will be in lieu of all other benefits with respect to your interest in the Contract and all other rights with respect to your interest in the Contract will be terminated. If your surviving spouse (or your civil union partner/domestic partner in applicable states) becomes a successor owner of your interest in the Contract, no Death Benefit will be paid on your death.

Death Benefit Amount. The amount of the Death Benefit will be based on the greater of:

•	your Account Value on the Death Benefit Valuation Date; or

•	the total of all Purchase Payments received by us for your interest in the Contract, reduced proportionally for any withdrawals, including withdrawals to pay charges.

Any reduction that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of withdrawal. As a result, this reduction may be greater than the amount of the withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C. The Death Benefit amount will be reduced by any fees and charges due under the Contract, by any applicable premium tax or other taxes not previously deducted, and by the outstanding balance of any loans. We will accrue interest on the Death Benefit payable with respect to your interest in the Contract as required by law. Any interest will be added to the Death Benefit when paid.

Allocations and Transfers of Death Benefit Amount. On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Accumulation Account. This allocation will be made in the same proportion as the value of each option bears to your total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on your Account Value.

Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Accumulation Account. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Death Benefit Commencement Date. The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of your death. If no designation is made, then the Death Benefit Commencement Date will be one year after your death.

Form of Death Benefit Payments. You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with this election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.

If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Death Benefit payments end after 4 years.

Any election of a settlement option is subject to restrictions stated in any tax qualification endorsement to the Contract.

Application of a Death Benefit to a Settlement Option. When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on your Account Value on the Death Benefit Commencement Date.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

SETTLEMENT OPTIONS

We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. Fixed periods shorter than 5 years are generally not available under any settlement option. A fixed period of less than 5 years is available only as a Death Benefit settlement option. All elected settlement options must comply with pertinent laws and regulations.

Once payment begins under a settlement option, the settlement option may not be changed. Commuted values are not available unless we agree otherwise.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of time that you select (5 to 30 years).

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for as long as you live (or as long as the person on whose life benefit payments are based lives). If you die (or the person on whose life benefit payments are based dies) during the fixed period of time that you select, we will make periodic payments for the rest of the period.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. If the secondary person on whose life benefit payments are based survives the primary person, we will make one-half of the periodic payment until the death of the secondary person.

We will use the Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed settlement option factors, values, and benefits under the Contract.

Payments under Settlement Options. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

If payment under a settlement option depends on whether a specified person is still alive (Option B and Option C), we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. For purposes of calculating payments based on the age of a person, we will use the person’s age as of his or her last birthday.

If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.

We may modify minimum amounts, payment intervals, and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Form of Benefit Payments under Settlement Options. Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed dollar payments are determined as follows. We start with the amount to be applied to fixed dollar payments. The resulting amount, expressed in thousands of dollars, is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the settlement option table for the option that is elected. Fixed dollar payments will remain level for the duration of the payment period.

The variable dollar base payment is determined in the same manner as a fixed dollar payment calculated at our minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes interest at 1%, the payment will be less than the base payment if net investment performance of the applicable Subaccount(s) is less than 1%. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than 1%.

Each fixed or variable dollar payment is reduced by a pro rata portion of the Contract Maintenance Fee divided by the number of payments to be made over a 12-month period.

No transfers between fixed dollar payments and variable dollar payments will be allowed after the Commencement Date. Twelve months or more after the Commencement Date, the payee may transfer all or part of the Benefit Units upon which variable dollar payments are based from the Subaccount(s) then held to Benefit Units in other Subaccount(s) that are then available. Such transfers of Benefit Units may not occur more than once in any 12 month period and are subject to the limitations on transfers described in the Transfers section and Appendix B of this prospectus.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annually or annually), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options (Option B and Option C), the longer your life expectancy or the Beneficiary’s life expectancy, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, also affects the amount by which variable dollar payments increase or decrease.

The Statement of Additional Information contains more information about the Annuity Benefit, the Death Benefit, benefit payment forms, benefit payment calculations, and the assumed daily investment factor.

ADDITIONAL CONTRACT AND CERTIFICATE PROVISIONS

The Contract is an agreement between the Owner of the Contract and the Company. Values, benefits and charges are calculated separately for your Certificate.

Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contract and Certificates. Where required by state law or regulation, the applicable Contract and corresponding Certificates will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

We may make any changes to the Contracts and the Certificates required by the Investment Company Act of 1940 or other federal securities laws or by federal or state law regulating variable annuities. In addition, we may make any changes necessary to maintain the status of the Contracts as annuities under the Internal Revenue Code. To the extent required by applicable law, we will obtain approval from federal and state regulators, Contracts owners and Participants and we will notify you of such changes.

At our discretion, we may suspend or discontinue sales of the Contracts.

Cancellation and Termination

Your Right to Cancel. In some states, the Owner may have the right to cancel the Contract within a certain number of days after the Owner receives the Certificate. Likewise, a Participant may have the right to cancel his or her Certificate within a certain number of days after he or she receives his or her Certificate. Generally, the Participant will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation of his or her Certificate.

•	Federal law or the law of the state where the Contract is issued or the Participant lives may vary the cancellation rights.

•	When required by state or federal law, we will refund Purchase Payments without any investment gain or loss.

•	When required by state or federal law, we will refund Purchase Payments in full, without deducting any fees or charges.

If the Owner or the Participant has any cancellation rights, the cover page of the Contract or the Certificate explains the cancellation rights.

During the right to cancel period, we reserve the right to allocate all Purchase Payments made for you temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with the initial Purchase Payment made for you. If you exercise your right to cancel your interest in the Contract and we have allocated Purchase Payments made for you to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payments made for you or your Account Value without deduction of an early withdrawal charge.

Our Right to Terminate Your Interest. We reserve the right to terminate your interest in the Contract at any time that your Surrender Value is less than $500. If we terminate your interest in the Contract, we will pay your Surrender Value to you. We will not terminate your interest in the Contract if a distribution to you is prohibited by the tax qualification endorsement to the Contract or the employer plan endorsement to the Contract.

Termination of the Contract. We may terminate the Contract by giving the Owner 60 days advance notice. Likewise, the Owner may terminate the Contract by giving us 60 days advance notice. If the Contract is terminated,

•	you may continue your interest in the Contract, but we will not accept any more Purchase Payments for you;

•	the termination will not affect any benefit payments that we are making to you; and

•	the termination will not affect our right to collect any fees or charges under the Contract, the outstanding balance of any loans, or applicable premium tax or other taxes not previously deducted.

Ownership and Participant Provisions

Owner. The Owner of the Contract is your employer or the trustee of your employer’s retirement plan. The Contract Owner is shown on the Certification specifications page. The Contract is held by the Owner for the benefit of the Participants and the Beneficiaries.

The Owner is responsible for collecting Purchase Payments by payroll deduction or otherwise, for remitting them to us in the proper amount, and for providing us with all information needed to apply these amounts properly to the interests of the Participants.

Participant. Each person for whom Purchase Payments are made under the Contract will have an interest in the Contract as a Participant. We will establish an account for each Participant.

As the Participant, you have certain rights under with respect to your interest in the Contract, such as making allocations among investment options, electing a settlement option, and designating the Beneficiary and payee. If you live in a community property state and have a spouse at any time while you own an interest in the Contract, the laws of that state may vary your rights with respect to your interest in the Contract.

Successor Owner to Your Interest in the Contract. In some cases, your spouse (or your civil union partner/domestic partner in applicable states) may succeed to the ownership of your interest in the Contract after your death. Specifically, if a Death Benefit is payable on account of your death and your spouse (or your civil union partner/domestic partner) is the sole Beneficiary to your interest in the Contract, he or she will become the successor owner of your interest in the Contract if: (1) you make that Written Request before your death; or (2) after your death, your spouse (or your civil union partner/domestic partner) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. A successor owner will succeed to all rights of ownership with respect to your interest in the Contract except the right to name another successor owner.

As required by federal tax law, the Contract and the Certificate contain rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.

Step Up in Account Value for Successor Owner. If your spouse (or your civil union partner/domestic partner in applicable states) becomes the successor owner of your interest in the Contract, your Account Value may be increased. There is no additional charge associated with this feature.

•	Your Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or your civil union partner/domestic partner) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to your Account Value on the applicable date, your Account Value will not be increased.

If your Account Value is increased under this provision, we will add the amount in the same proportion as the value of each Subaccount and the Fixed Accumulation Account is to your total Account Value as of the end of the Valuation Period that precedes the Death Benefit Valuation Date. Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of: (1) the date we receive Due Proof of Death; or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Transfer of Ownership or Assignment. Neither you nor the Owner may transfer, sell, assign, or in any way alienate an interest in the Contract.

Beneficiary Provisions

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid with respect to your interest in the Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C). The Beneficiary is the person or persons whom you designate.

If there is no Beneficiary designated by you who survives you, then your estate will be the Beneficiary. If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation. You may make or change a designation of Beneficiary at any time so long as you are still living and have not specified that a prior designation is irrevocable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a settlement option election.

Payee Provisions

A payee is a person to whom benefits are paid with respect to your interest in the Contract. You are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees. A designation or change of payee must be made by Written Request. Irrevocable naming of a payee other than the Participant can have adverse tax consequences.

In any event, you will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee at any time will change this.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under the Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under the Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners and participants must rely upon the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC.

The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

Separate Account Changes. If we deem it to be in the best interest of persons having voting rights under the Contracts we may operate the Separate Account as a management company or any other form permitted by law; de-register the Separate Account in the event such registration is no longer required; or combine the Separate Account with one or more separate accounts. If we take any of these actions, we will make such changes in the Contracts and Certificates as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators, Contract owners and Participants and we will notify you of such changes.

New Subaccounts. We may establish new Subaccounts when we determine in our sole discretion that marketing, tax, investment or other conditions warrant this action. Any new Subaccounts will be made available to existing owners on a nondiscriminatory basis to be determined by us.

Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.

We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts or Certificates as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators, Contract owners and Participants and we will notify you of such changes.

We review the Portfolios periodically and we may limit the availability of any Portfolio to new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.

FIXED ACCUMULATION ACCOUNT

Interests in the Fixed Accumulation Account are not securities and are not registered with the SEC. We guarantee amounts allocated to the Fixed Accumulation Account and the interest credited on those amounts so long as those amounts remain in the Fixed Accumulation Account.

The interest rate credited to each Purchase Payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months following the date on which we receive the Purchase Payment. Thereafter, it will not be changed more frequently than once per calendar quarter. The interest rate credited to amounts that you transfer to the Fixed Accumulation Account will not be changed more frequently than once per calendar quarter.

Your Certificate contains more information about the Fixed Accumulation Account, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Accumulation Account.

There are restrictions on allocations to the Fixed Accumulation Account, which are described more fully in the Purchase Payments and Allocations to Investment Options section of this prospectus. There are also restrictions on transfers to and from the Fixed Accumulation Account, which are described more fully in the Transfers section of this prospectus.

VOTING OF PORTFOLIO SHARES

To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios.

Before the Commencement Date, we will vote Portfolio shares according to instructions we receive from owners of contracts who have a voting interest in the applicable Subaccount, unless we are permitted to vote shares in our own right. We will also vote or abstain from voting shares for which we receive no timely instructions and shares that we hold as to which owners have no beneficial interest. We will vote or abstain from voting such shares in proportion to the voting instructions we receive from owners of all contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

We will calculate the number of votes for which an owner may provide voting instructions separately for each Subaccount. We will determine the number by applying the owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine the owner’s percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.

After the Commencement Date, neither the Owner, beneficiary nor payee has any voting or other interest in the Separate Account.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

Principal Underwriter and Selling Firms. Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

We have entered into a distribution agreement with GAA for the distribution and sale of AILIC Contracts. Pursuant to this agreement, GAA offers AILIC Contracts for sale through registered representatives of unaffiliated broker-dealers (the “selling firms”).

GAA and the selling firms are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority (“FINRA”). All registered representatives (the “sales representatives”) who sell AILIC Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

Pursuant to the distribution agreement with GAA, we pay sales compensation to GAA as the principal underwriter. In turn, GAA pays sales compensation to all selling firms for the sale of AILIC Contracts by their sales representatives.

No specific charge is assessed directly to the Separate Account or directly to owners of the contracts described in this prospectus at the time of purchase to cover commissions and other incentives or payments we make in connection with their distribution. However, we intend to recoup commissions and other sales expenses and incentives we pay through the early withdrawal charges and other fees and charges we deduct under the variable annuity products that we issue and through other corporate revenue.

You should be aware that the selling firms and their sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or their sales representatives to recommend or sell an AILIC Contract to you. You may wish to take these payments into account when considering and evaluating such recommendation.

Compensation Paid to GAA and All Selling Firms. Compensation to GAA and the selling firms takes the form of sales commissions and certain types of non-cash compensation, such as compensation for conference or seminar trips and certain gifts. Sales commissions may vary by the selling firm but the commissions payable up-front on sales of AILIC Contracts are not expected to exceed 8.5% of purchase payments. Some sales representatives may elect to receive a lower commission on purchase payments along with a quarterly or monthly payment based on contract value for so long as the contract remains in effect. These quarterly or monthly payments are sometimes called a trail commission. Trail commissions are not expected to exceed 1.25% of contract value on an annual basis. The selling firm may be required to return commissions related to the sale of a particular AILIC Contract if certain events occur in the first contract year such as cancellation of that contract, withdrawals from that contract, surrender of that contract, or a death that would give rise to a death benefit under that contract. We pay different commissions based on which AILIC Contract is sold and we generally pay lower compensation on sales of Contracts to older owners or participants.

Some selling firms employ individuals called “wholesalers” in the sales process who provide sales support and training to sales representatives. Compensation paid to wholesalers may be based on purchase payments or contract value.

A sales representative typically receives a portion of the sales compensation paid to his or her selling firm, depending on the agreement between the selling firm and its sales representatives and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for additional information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of an AILIC Contract. Also inquire about any revenue sharing arrangements that the Company and its affiliates may have with the selling firm, including the conflicts of interest that such arrangements may create.

The Statement of Additional Information includes more information about the compensation that we pay to GAA and additional compensation that GAA pays to selected selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Participant’s interest in a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which the participant resides, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer should seek advice on legal or tax questions based on his or her particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax-Qualified Retirement Plans

Annuities may qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by specific provisions of the Internal Revenue Code (“IRC”). These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, the employer should seek competent legal and tax advice regarding the establishment, maintenance, and operation of the plan and the suitability of the Contract for the particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, though there are exceptions. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within theIRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. The employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Other Group Annuity Programs

Employers and other group sponsors may make annuity contracts that are not part of a tax-qualified retirement plans available for after-tax contributions from their employees or members of the group. IRC Section 72 will generally govern the taxation of such annuities. The income earned on an interest in a Contract is generally not included in income until it is withdrawn from the Contract. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other group annuity programs.

	Tax-Qualified Retirement Plans	Nonqualified Deferred Compensation Plans	Other Group Annuity Programs
Plan Types

•       IRC §408 (IRA, SEP, SIMPLE IRA)

•       IRC §408A (Roth IRA)

•       IRC §403(b) (Tax-Sheltered Annuity)

•       IRC §401 (Pension, Profit–Sharing, 401(k))

•       Governmental IRC §457(b)

•       IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Eligible employee or other member of group.

Contribution Limits	Contributions are limited by the Internal Revenue Code and the terms of the retirement plan		None

Distribution Restrictions	Distributions from plan may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and investment in the contract (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions made before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of any after-tax contributions or other “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once any after-tax contributions or other investment in the contract has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes apply.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be exchanged for another non-tax-qualified annuity contract on a tax-free basis as permitted by the IRC. Amounts may be exchanged into a non-tax-qualified Contract from a life insurance policy, an endowment contract, or another non-tax-qualified annuity contract on a tax-free basis as permitted by the IRC.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1⁄2. However, for a 403(b) Tax-Sheltered Annuity Plan, a 401 Pension, Profit-Sharing, or 401(k) Plan, or a 457(b) Governmental Deferred Compensation Plan, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required distributions during life.

All Contracts are generally subject to required distributions after death. Generally, if payments from a non-tax-qualified Contract have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. If payments from a non-tax-qualified Contract have not yet begun, or if the required beginning date for distributions from a tax-qualified Contract has not been reached, then the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own. For this purpose, federal tax law recognizes as married any two people whose marriage is valid in the state in which it was celebrated. A civil union or domestic partnership is not considered a marriage.

DELIVERY OF DOCUMENTS TO PARTICIPANTS

Reports and Confirmations. At least once each Certificate Year, we will mail reports of your Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of your interest in the Contract, whichever is first. We will confirm receipt of any Purchase Payments made for you after the initial Purchase Payment in quarterly statements of account activity.

Householding.

•	If you and other Participants at a shared address consented to receive only one copy per household (“householding”) of each document distributed to Participants, you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com if you wish to receive separate documents.

•	If you are currently receiving multiple copies of these documents, you may contact us at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. If you wish to receive documents distributed to Participants only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for the Contract is 333-148940.

Statements in this prospectus discussing the content of the Contracts, the Certificates and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts, the Certificates or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company Portfolios Services Distribution of the Contracts Performance Information Annuitants	Beneficiaries Payees Glossary of Financial Terms Form of Benefit Payments under Settlement Options Federal Tax Matters Financial Statements

Copies of the Statement of Additional Information dated May 1, 2017 are available without charge.

•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gaig.com, to request a copy.

Annuity Investors Variable Account C

Request for Statement of Additional Information

Name:
Address:
City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
American Century VP Capital Appreciation Fund-Class I (Inception Date 4/25/2014)s
11.241122	0.000	11.165280	107.612	12/31/16
10.971806	0.000	10.925277	319.729	12/31/15
10.845262	0.000	10.826501	319.797	12/31/14
American Century VP Large Company Value Fund-Class II (Inception Date 5/1/2008)
15.750285	0.000	15.409859	6,423.711	12/31/16
13.796748	0.000	13.532585	4,879.954	12/31/15
14.488325	0.000	14.246766	4,921.126	12/31/14
12.944560	0.000	12.760836	2,656.664	12/31/13
9.952931	0.000	9.836393	1,951.914	12/31/12
8.617715	0.000	8.538394	1,019.365	12/31/11
8.609550	0.000	8.551779	642.808	12/31/10
7.829211	0.000	7.796256	377.020	12/31/09
6.578443	0.000	6.567284	9.820	12/31/08
American Century VP Mid Cap Value Fund-Class II (Inception Date 5/1/2008)
23.372188	0.000	22.867149	9,438.523	12/31/16
19.189497	0.000	18.822165	7,640.735	12/31/15
19.644843	0.000	19.317396	6,655.815	12/31/14
17.028190	0.000	16.786567	4,084.835	12/31/13
13.207831	0.000	13.053217	2,690.729	12/31/12
11.450112	0.000	11.344753	2,190.224	12/31/11
11.634494	0.000	11.556464	3,137.320	12/31/10
9.852695	0.000	9.811271	1,542.147	12/31/09
7.647983	0.000	7.635021	9.790	12/31/08
Deutsche Variable Series II Global Growth VIP (formerly DWS Global Growth)-Class A (Inception Date 5/1/2008)
10.486862	0.000	10.260120	9.296	12/31/16
10.187635	0.000	9.992510	9.358	12/31/15
10.392420	0.000	10.219099	9.416	12/31/14
10.458870	0.000	10.310390	9.480	12/31/13
8.632279	0.000	8.531180	9.552	12/31/12
7.334016	0.000	7.266484	9.631	12/31/11
8.630941	0.000	8.573022	12.311	12/31/10
7.651359	0.000	7.619166	11.106	12/31/09
5.360172	0.000	5.351076	9.920	12/31/08
Deutsche Variable Series II Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value)-Class B (Inception Date 5/1/2010)
17.896615	0.000	17.598310	784.583	12/31/16
15.482122	0.000	15.262445	719.320	12/31/15
15.952076	0.000	15.765395	900.138	12/31/14
15.293709	0.000	15.152851	359.500	12/31/13
11.440005	0.000	11.363192	117.075	12/31/12
10.166479	0.000	10.123811	115.765	12/31/11
10.935620	0.000	10.917154	9.778	12/31/10
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 5/1/2008)
18.018221	0.000	17.628895	329.005	12/31/16
16.492473	0.000	16.176788	201.371	12/31/15
17.204733	0.000	16.917974	95.987	12/31/14
15.322566	0.000	15.105175	34.684	12/31/13
11.521524	0.000	11.386676	22.953	12/31/12
10.393237	0.000	10.297620	24.068	12/31/11
10.403908	0.000	10.334125	366.446	12/31/10
9.151436	0.000	9.112949	228.652	12/31/09
6.909917	0.000	6.898203	14.561	12/31/08

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 5/1/2008)
17.569248	0.000	17.189594	27,174.682	12/31/16
15.884744	0.000	15.580670	29,920.952	12/31/15
15.866970	0.000	15.602486	33,238.690	12/31/14
14.134678	0.000	13.934110	36,519.040	12/31/13
10.813174	0.000	10.686593	35,013.608	12/31/12
9.435287	0.000	9.348467	29,324.841	12/31/11
9.354860	0.000	9.292102	25,898.487	12/31/10
8.229244	0.000	8.194625	18,001.316	12/31/09
6.578160	0.000	6.567000	1,396.534	12/31/08
Dreyfus VIF Government Money Market Portfolio (formerly Dreyfus VIF Money Market Portfolio) (Inception Date 5/1/2008)
0.949010	0.000	0.926905	28,079.074	12/31/16
0.956542	0.000	0.936984	36,726.772	12/31/15
0.964151	0.000	0.947141	36,178.986	12/31/14
0.971760	0.000	0.957299	41,395.676	12/31/13
0.979369	0.000	0.967458	36,420.874	12/31/12
0.987019	0.000	0.977671	34,291.553	12/31/11
0.994529	0.000	0.987722	753,647.343	12/31/10
1.002006	0.000	0.997746	18,421.352	12/31/09
1.008325	0.000	1.006613	57,284.676	12/31/08
Franklin Mutual Global Discovery VIP Fund-Class 2 (Inception Date 5/1/2009)
20.360891	0.000	19.971247	2,375.307	12/31/16
18.288066	0.000	17.983326	1,359.619	12/31/15
19.124175	0.000	18.852938	957.257	12/31/14
18.228183	0.000	18.014968	791.664	12/31/13
14.391590	0.000	14.259085	1,017.215	12/31/12
12.792156	0.000	12.706501	947.427	12/31/11
13.281744	0.000	13.226029	1,503.651	12/31/10
11.952647	0.000	11.932491	1,121.764	12/31/09
Franklin Mutual Shares VIP Fund-Class 2 (Inception Date 5/1/2008)
15.068970	0.000	14.743305	2,620.848	12/31/16
13.082219	0.000	12.831752	2,842.376	12/31/15
13.865630	0.000	13.634486	2,999.228	12/31/14
13.041610	0.000	12.856539	3,346.149	12/31/13
10.244932	0.000	10.124999	3,149.418	12/31/12
9.035736	0.000	8.952592	2,012.313	12/31/11
9.199771	0.000	9.138067	1,702.239	12/31/10
8.336033	0.000	8.300977	1,115.174	12/31/09
6.663348	0.000	6.652059	103.430	12/31/08
Franklin Small Cap Value VIP Fund-Class 2 (Inception Date 5/1/2009)
28.820923	0.000	28.269466	1,689.791	12/31/16
22.305267	0.000	21.933613	1,303.887	12/31/15
24.266372	0.000	23.922252	1,047.127	12/31/14
24.311010	0.000	24.026733	641.056	12/31/13
17.979342	0.000	17.813887	404.394	12/31/12
15.302232	0.000	15.199827	259.606	12/31/11
16.020044	0.000	15.952883	296.214	12/31/10
12.588345	0.000	12.567145	34.260	12/31/09

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Franklin U.S. Government Securities VIP Fund-Class 2 (Inception Date 5/1/2008)
11.772412	0.000	11.518090	8,942.681	12/31/16
11.783104	0.000	11.557627	10,210.869	12/31/15
11.816090	0.000	11.619207	9,828.771	12/31/14
11.515682	0.000	11.352345	10,085.613	12/31/13
11.868354	0.000	11.729522	8,969.435	12/31/12
11.737144	0.000	11.629261	7,538.627	12/31/11
11.190057	0.000	11.115070	6,302.659	12/31/10
10.708856	0.000	10.663899	2,933.600	12/31/09
10.465836	0.000	10.448171	316.476	12/31/08
Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2008)
10.027632	0.000	9.810860	8,137.249	12/31/16
9.426924	0.000	9.246393	5,739.674	12/31/15
10.157575	0.000	9.988198	8,189.567	12/31/14
11.516312	0.000	11.352863	4,016.438	12/31/13
9.435937	0.000	9.325463	1,983.114	12/31/12
8.041491	0.000	7.967486	832.719	12/31/11
9.066321	0.000	9.005516	338.868	12/31/10
8.426424	0.000	8.391002	287.817	12/31/09
6.195197	0.000	6.184704	78.469	12/31/08
Templeton Global Bond VIP Fund-Class 2 (Inception Date 5/1/2009)
14.257981	0.000	13.985085	1,920.589	12/31/16
13.955604	0.000	13.723003	1,310.989	1112/31/15
14.693583	0.000	14.485141	2,004.663	12/31/14
14.538126	0.000	14.368039	1,315.259	12/31/13
14.413257	0.000	14.280548	1,503.195	12/31/12
12.621170	0.000	12.536660	1,066.744	12/31/11
12.828106	0.000	12.774265	1,503.371	12/31/10
11.293303	0.000	11.274241	1,309.048	12/31/09
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
13.121242	1,385.272	12.837684	41,253.419	12/31/16
12.187533	1,388.331	11.954216	23,944.691	12/31/15
12.558654	1,391.597	12.349309	25,650.003	12/31/14
12.107425	1,394.851	11.935623	9,919.115	12/31/13
10.905490	1,398.211	10.777855	25,794.688	12/31/12
9.916077	1,308.470	9.824856	26,535.895	12/31/11
10.080308	1,241.840	10.012697	24,136.008	12/31/10
9.098203	781.533	9.059949	19,121.634	12/31/09
7.669871	82.976	7.656882	387.549	12/31/08
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
11.903938	0.000	11.646719	271.763	12/31/16
11.465654	0.000	11.246192	9,895.795	12/31/15
11.693980	0.000	11.499075	9.477	12/31/14
11.465129	0.000	11.302473	9.542	12/31/13
11.263041	0.000	11.131248	9.615	12/31/12
10.786603	0.000	10.687410	194.283	12/31/11
10.536878	0.000	10.466234	609.814	12/31/10
9.979881	0.000	9.937960	161.679	12/31/09
9.287344	0.000	9.271650	9.980	12/31/08
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
13.242474	0.000	12.956302	12,851.831	12/31/16

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
12.163416	0.000	11.930567	8,457.015	12/31/15
12.571246	0.000	12.361694	13,286.553	12/31/14
12.112168	0.000	11.940301	19,199.321	12/31/13
10.471261	0.000	10.348693	27,618.676	12/31/12
9.343932	0.000	9.257959	23,325.273	12/31/11
9.773908	0.000	9.708368	21,084.318	12/31/10
8.648830	0.000	8.612471	12,662.731	12/31/09
6.991026	0.000	6.979180	702.570	12/31/08
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
12.469341	0.000	12.199889	2,896.118	12/31/16
11.810887	0.000	11.584790	2,759.502	12/31/15
12.103238	0.000	11.901474	4,184.300	12/31/14
11.804743	0.000	11.637224	3,050.336	12/31/13
11.081419	0.000	10.951704	2,497.919	12/31/12
10.351138	0.000	10.255900	1,467.780	12/31/11
10.317222	0.000	10.248024	1,303.787	12/31/10
9.547811	0.000	9.507678	542.501	12/31/09
8.491008	0.000	8.476642	83.267	12/31/08
Invesco V.I. American Value Fund-Class I (Inception Date 5/1/2008)
17.992708	0.000	17.603800	6,535.312	12/31/16
15.696554	0.000	15.396001	6,086.848	12/31/15
17.403573	0.000	17.113414	6,074.627	12/31/14
15.977249	0.000	15.750490	6,392.303	12/31/13
11.989580	0.000	11.849188	5,785.547	12/31/12
10.298427	0.000	10.203632	3,562.327	12/31/11
10.281387	0.000	10.212394	3,628.344	12/31/10
8.474288	0.000	8.438627	1,989.177	12/31/09
6.133569	0.000	6.123166	57.017	12/31/08
Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
16.835098	0.000	16.595969	1,093.109	12/31/16
14.460893	0.000	14.291428	1,504.061	12/31/15
15.497188	0.000	15.354232	2,204.732	12/31/14
14.274509	0.000	14.178510	2,047.982	12/31/13
10.577320	0.000	10.532656	1,279.950	12/31/12
8.938577	0.000	8.923392	1,250.886	12/31/11
Invesco V.I. Global Real Estate Fund-Series II (Inception Date 5/1/2008)
11.069909	0.000	10.830627	7,984.946	12/31/16
10.954601	0.000	10.744810	7,636.950	12/31/15
11.233439	0.000	11.046104	7,703.999	12/31/14
9.898547	0.000	9.758007	7,341.409	12/31/13
9.736117	0.000	9.622087	6,567.329	12/31/12
7.673332	0.000	7.602681	5,906.047	12/31/11
8.288863	0.000	8.233218	5,442.689	12/31/10
7.123538	0.000	7.093527	4,879.097	12/31/09
5.474766	0.000	5.465460	318.461	12/31/08
Invesco V.I. International Growth Fund-Series II (Inception Date 5/1/2008)
11.040113	0.000	10.801520	6,094.986	12/31/16
11.201633	0.000	10.987187	5,357.312	12/31/15
11.589492	0.000	11.396304	5,625.094	12/31/14
11.666548	0.000	11.501015	4,512.773	12/31/13
9.901411	0.000	9.785515	3,944.913	12/31/12

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
8.656193	0.000	8.576550	3,037.257	12/31/11
9.377106	0.000	9.314225	4,291.311	12/31/10
8.390080	0.000	8.354808	1,875.370	12/31/09
6.265966	0.000	6.255352	75.703	12/31/08
Invesco V.I. Mid Cap Core Equity Fund-Series II (Inception Date 5/1/2008)
15.058875	0.000	14.733411	1,785.446	12/31/16
13.407977	0.000	13.151265	1,651.912	12/31/15
14.113349	0.000	13.878048	1,457.249	12/31/14
13.650857	0.000	13.457130	1,508.643	12/31/13
10.706495	0.000	10.581155	1,636.442	12/31/12
9.752172	0.000	9.662443	2,021.299	12/31/11
10.509248	0.000	10.438767	1,481.664	12/31/10
9.306394	0.000	9.267259	572.744	12/31/09
7.220947	0.000	7.208720	9.860	12/31/08
Invesco V.I. Mid Cap Growth Fund-Series II (Inception Date 5/1/2012)
14.249489	0.000	14.082446	10,915.873	12/31/16
14.275433	0.000	14.143671	12,063.761	12/31/15
14.234914	0.000	14.139097	12,265.921	12/31/14
13.318184	0.000	13.261911	14,333.646	12/31/13
9.823245	0.000	9.806383	13,553.068	12/31/12
Invesco V.I. Small Cap Equity Fund-Series I (Inception Date 5/1/2008)
17.636367	0.000	17.255177	6,055.444	12/31/16
15.856809	0.000	15.553186	5,105.070	12/31/15
16.910032	0.000	16.628081	5,078.067	12/31/14
16.644896	0.000	16.408658	3,840.905	12/31/13
12.199997	0.000	12.057138	4,315.266	12/31/12
10.793064	0.000	10.693710	4,439.700	12/31/11
10.953988	0.000	10.880488	2,638.878	12/31/10
8.586297	0.000	8.550168	1,102.424	12/31/09
7.132783	0.000	7.120692	68.214	12/31/08
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 5/1/2008)
16.600691	0.000	16.242029	4,498.398	12/31/16
16.033011	0.000	15.726166	3,548.834	12/31/15
16.088093	0.000	15.819998	2,669.097	12/31/14
14.975961	0.000	14.763525	2,540.445	12/31/13
12.594975	0.000	12.447606	3,310.688	12/31/12
11.193554	0.000	11.090608	2,998.037	12/31/11
11.127275	0.000	11.052679	1,702.188	12/31/10
10.369518	0.000	10.325953	999.238	12/31/09
8.319543	0.000	8.305469	9.950	12/31/08
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 5/1/2008)
19.031008	0.000	18.619705	8,448.063	12/31/16
17.104667	0.000	16.777185	5,578.199	12/31/15
16.608290	0.000	16.331381	4,625.869	12/31/14
14.908739	0.000	14.697126	2,041.681	12/31/13
11.376491	0.000	11.243275	1,138.716	12/31/12
9.798405	0.000	9.708206	2,716.072	12/31/11
10.038165	0.000	9.970796	2,464.769	12/31/10
8.057696	0.000	8.023770	1,473.142	12/31/09
5.620558	0.000	5.611013	9.820	12/31/08

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Janus Aspen Janus Portfolio-Service Shares (Inception Date 5/1/2008)
16.030818	0.000	15.684375	2,944.420	12/31/16
16.108113	0.000	15.799739	2,588.100	12/31/15
15.445957	0.000	15.188463	2,803.696	12/31/14
13.804903	0.000	13.608993	2,740.511	12/31/13
10.699810	0.000	10.574551	2,546.767	12/31/12
9.114613	0.000	9.030733	2,265.103	12/31/11
9.721940	0.000	9.656721	2,172.308	12/31/10
8.573013	0.000	8.536954	1,522.828	12/31/09
6.350678	0.000	6.339912	107.100	12/31/08
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 5/1/2008)
6.460646	0.000	6.320935	36,940.398	12/31/16
6.977471	0.000	6.843809	38,535.088	12/31/15
7.708919	0.000	7.580331	38,253.708	12/31/14
8.836486	0.000	8.711021	42,498.651	12/31/13
7.790686	0.000	7.699421	41,595.939	12/31/12
6.935643	0.000	6.871767	37,581.358	12/31/11
10.327869	0.000	10.258563	32,915.488	12/31/10
8.323565	0.000	8.288537	20,103.340	12/31/09
4.683287	0.000	4.675330	2,140.026	12/31/08
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2008)
13.294349	0.000	13.006994	3,690.569	12/31/16
14.684264	0.000	14.403104	3,160.423	12/31/15
15.722412	0.000	15.460290	2,765.964	12/31/14
15.535536	0.000	15.315065	3,786.443	12/31/13
11.385034	0.000	11.251731	3,716.055	12/31/12
10.554297	0.000	10.457165	4,426.551	12/31/11
11.449194	0.000	11.372385	4,124.842	12/31/10
8.718322	0.000	8.681640	2,667.490	12/31/09
5.571646	0.000	5.562187	94.971	12/31/08
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 5/1/2008)
16.135635	0.000	15.786856	2,580.978	12/31/16
14.950089	0.000	14.663805	2,123.680	12/31/15
15.875200	0.000	15.610465	2,086.660	12/31/14
14.689524	0.000	14.480985	2,014.733	12/31/13
10.678113	0.000	10.553048	1,833.590	12/31/12
9.555220	0.000	9.467249	1,526.456	12/31/11
9.933202	0.000	9.866519	2,289.670	12/31/10
8.414597	0.000	8.379171	891.272	12/31/09
6.546650	0.000	6.535544	9.740	12/31/08
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 5/1/2008)
14.136891	0.000	13.831351	20,367.659	12/31/16
14.598361	0.000	14.318862	21,817.812	12/31/15
14.243167	0.000	14.005707	22,334.826	12/31/14
12.465162	0.000	12.288249	24,579.217	12/31/13
9.703687	0.000	9.590078	23,165.104	12/31/12
8.591255	0.000	8.512192	19,117.683	12/31/11
8.776676	0.000	8.717787	15,079.807	12/31/10
8.102154	0.000	8.068067	8,341.351	12/31/09
5.663067	0.000	5.653452	699.373	12/31/08
Oppenheimer Global Fund/VA-Service Shares (Inception Date 5/1/2008)
14.117641	0.000	13.812530	3,793.048	12/31/16

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
14.246658	0.000	13.973909	2,552.993	12/31/15
13.845848	0.000	13.615025	1,925.667	12/31/14
13.669531	0.000	13.475550	187.711	12/31/13
10.845469	0.000	10.718496	531.912	12/31/12
9.034987	0.000	8.951832	300.171	12/31/11
9.951721	0.000	9.884958	161.364	12/31/10
8.666061	0.000	8.629610	343.151	12/31/09
6.265724	0.000	6.255104	9.890	12/31/08
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 5/1/2008)
17.540017	0.000	17.160962	3,263.072	12/31/16
15.878682	0.000	15.574695	2,340.393	12/13/15
15.516619	0.000	15.257954	3,412.812	12/31/14
14.161162	0.000	13.960206	2,814.743	12/31/13
10.855349	0.000	10.728267	900.031	12/31/12
9.379905	0.000	9.293574	669.286	12/31/11
9.480486	0.000	9.416867	557.813	12/31/10
8.246937	0.000	8.212236	179.496	12/31/09
6.491862	0.000	6.480853	9.890	12/31/08
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares (Inception Date 5/1/2008)
20.753773	0.000	20.305235	1,362.532	12/31/16
17.770331	0.000	17.430086	1,112.571	12/31/15
19.066508	0.000	18.748615	1,928.397	12/31/14
17.205473	0.000	16.961275	906.969	12/31/13
12.327633	0.000	12.183284	315.776	12/31/12
10.555970	0.000	10.458794	304.118	12/31/11
10.895244	0.000	10.822114	509.179	12/31/10
8.920887	0.000	8.883329	3,358.109	12/31/09
6.566433	0.000	6.555295	9.820	12/31/08
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2008)
16.191390	0.000	15.841603	6,465.288	12/31/16
14.503434	0.000	14.225885	5,519.596	12/31/15
14.857483	0.000	14.609923	5,433.995	12/31/14
14.484288	0.000	14.278857	4,049.486	12/31/13
13.801208	0.000	13.639755	1,792.249	12/31/12
12.162939	0.000	12.051119	1,127.490	12/31/11
11.855968	0.000	11.776522	738.893	12/31/10
10.432342	0.000	10.388554	323.585	12/31/09
7.484753	0.000	7.472104	9.990	12/31/08
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2008)
12.568152	0.000	12.296612	18,996.193	12/31/16
12.037230	0.000	11.806870	20,944.899	12/31/15
12.465440	0.000	12.257725	22,305.871	12/31/14
12.181958	0.000	12.009172	22,114.244	12/31/13
13.520304	0.000	13.362164	19,297.566	12/31/12
12.525585	0.000	12.410444	15,879.057	12/31/11
11.300194	0.000	11.224463	12,871.995	12/31/10
10.531472	0.000	10.487255	7,159.090	12/31/09
8.962472	0.000	8.947331	911.453	12/31/08
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 5/1/2008)
13.987887	0.000	13.685668	34,591.385	12/31/16
13.725543	0.000	13.462857	36,729.823	12/31/15

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
13.767249	0.000	13.537823	37,506.775	12/31/14
13.301662	0.000	13.112983	36,429.476	12/31/13
13.670378	0.000	13.510459	31,173.341	12/31/12
12.567412	0.000	12.451883	29,195.104	12/31/11
12.220780	0.000	12.138890	24,742.280	12/31/10
11.388685	0.000	11.340888	12,765.187	12/31/09
10.059204	0.000	10.042223	1,255.794	12/31/08
Wilshire 2015 ETF Fund (Inception Date 5/1/2008)
13.650134	0.000	13.355205	9.293	12/31/16
12.911923	0.000	12.664797	9.355	12/31/15
13.272480	0.000	13.051281	4,241.796	12/31/14
12.762899	0.000	12.581836	4,187.483	12/31/13
11.650455	0.000	11.514129	4,187.535	12/31/12
10.436833	0.000	10.340842	4,187.433	12/31/11
10.354121	0.000	10.284702	5,504.918	12/31/10
9.353482	0.000	9.314180	5,090.886	12/31/09
7.829806	0.000	7.816555	9.920	12/31/08
Wilshire 2025 ETF Fund (Inception Date 5/1/2008)
13.227032	0.000	12.941222	1,682.895	12/31/16
12.484471	0.000	12.245510	1,315.365	12/31/15
12.871673	0.000	12.657131	1,848.634	12/31/14
12.337459	0.000	12.162403	951.868	12/31/13
11.077483	0.000	10.947832	778.620	12/31/12
9.900954	0.000	9.809874	561.021	12/31/11
9.949404	0.000	9.882687	757.484	12/31/10
8.958965	0.000	8.921314	267.651	12/31/09
7.493433	0.000	7.480747	9.900	12/31/08
Wilshire 2035 ETF Fund (Inception Date 5/1/2008)
12.951919	0.000	12.672006	1,118.316	12/31/16
12.186644	0.000	11.953327	985.283	12/31/15
12.556088	0.000	12.346766	1,881.107	12/31/14
12.003641	0.000	11.833302	1,531.638	12/31/13
10.519106	0.000	10.395968	1,299.853	12/31/12
9.290135	0.000	9.204655	1,013.138	12/31/11
9.520165	0.000	9.456316	817.357	12/31/10
8.514817	0.000	8.479013	422.118	12/31/09
7.096966	0.000	7.084940	31.512	12/31/08

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2016. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccount will be contained in Appendix D: Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract owners, participants, annuitants and beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions. To help protect Contract owners, participants, annuitants, and beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences. In addition, it is possible that, despite the adoption and implementation of these restrictions, some market timing activity may occur while other market timing activity is prohibited.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. These reports provide us with information about Contract owners and participants (or third parties acting on their behalf) who have engaged in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a participant involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Accumulation Account) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. Our policies require us to adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract owner or participant (the “Restricted Party”) notifying the Restricted Party that: (1) we have identified the Restricted party as a person engaging in harmful trading practices; and (2) if the Restricted Party’s transfer events exceed 12 in one Contract Year, we will automatically require the Restricted Party to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Restricted Party that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Restricted Party to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Restricted Party that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract owners, participants, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract owners and participants (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors: (1) the dollar amount involved in the transfer event; (2) the total assets of the Portfolio involved in the transfer event; (3) the number of transfer events completed in the current quarter of the Contract Year; and (4) whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

Our transfer restrictions are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

Trading Restrictions and Redemption Fees Imposed by Portfolios. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception. In addition, the Portfolios may impose redemption fees. We reserve the right to implement, administer and collect redemption fees imposed by any Portfolio. You should read the prospectuses of the Portfolios for more details about their ability to impose trading restrictions and redemption fees.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company: (1) to provide Contract owner or participant information and information about transactions in the Portfolio shares during a specified period; and (2) to prohibit or restrict further purchases or exchanges by a Contract owner or participant if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

APPENDIX C: DEATH BENEFIT EXAMPLE

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

This example assumes:

your total Purchase Payments equal $100,000;

your Account Value is $90,000; and

you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction

	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

APPENDIX D: CLOSED SUBACCOUNTS

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below (“Closed Portfolios”). Each Closed Subaccount is an additional investment option available only to Contract Owners or Participants who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY	CUTOFF DATE
AB Variable Product Series International Value Portfolio	Class B	AllianceBernstein	Global equity large cap: foreign large value	April 20, 2010

Calamos Advisors Trust Growth and Income Portfolio	N/A	Calamos Advisors	Aggressive allocation: 70% to 85% equity	April 30, 2012

Davis Variable Account Fund Value Portfolio	N/A	Davis Selected Advisors Sub-Advisor: Davis Selected Advisers-NY	US equity large cap blend: large blend	April 30, 2015

Oppenheimer Variable Account Funds Conservative Balanced Fund/VA	Service	OppenheimerFunds	Cautious allocation: 30% to 50% equity	April 30, 2009

Condensed Financial Information for Closed Subaccounts

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AB (formerly AllianceBernstein) VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
6.823205	0.000	6.675692	3,843.393	12/31/16
6.930081	0.000	6.797341	3,527.884	12/31/15
6.818724	0.000	6.704994	3,324.387	12/31/14
7.344802	0.000	7.240513	3,704.684	12/31/13
6.029773	0.000	5.959140	3,909.176	12/31/12
5.320401	0.000	5.271400	4,681.245	12/31/11
6.653954	0.000	6.609293	4,631.294	12/31/10
6.427891	0.000	6.400844	2,460.730	12/31/09
4.820304	0.000	4.812121	79.140	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
15.058613	0.000	14.733232	2,255.758	12/31/16
14.270467	0.000	13.997317	2,509.714	12/31/15
14.218807	0.000	13.981810	2,510.263	12/31/14
13.408605	0.000	13.218350	2,520.401	12/31/13
11.606873	0.000	11.471036	3,174.491	12/31/12
10.786091	0.000	10.686877	2,951.429	12/31/11
11.074980	0.000	11.000721	2,806.139	12/31/10
9.999664	0.000	9.957634	2,003.097	12/31/09
7.226498	0.000	7.214261	9.880	12/31/08
Davis Value Portfolio (Inception Date 5/1/2008)
14.915548	0.000	14.593169	20,239.219	12/31/16
13.432194	0.000	13.175017	22,996.258	12/31/15
13.321111	0.000	13.099023	22,913.753	12/31/14
12.654993	0.000	12.475401	27,222.864	12/31/13
9.556237	0.000	9.444354	26,705.511	12/31/12
8.515087	0.000	8.436709	25,026.854	12/31/11
8.953105	0.000	8.893019	21,395.028	12/31/10
7.999668	0.000	7.966007	11,236.680	12/31/09
6.145447	0.000	6.135020	1,092.055	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
19.813369	0.000	19.385175	13.755	12/31/16
17.328927	0.000	16.997157	9.296	12/31/15
17.910571	0.000	17.611971	109.827	12/31/14
16.146991	0.000	15.917826	315.744	12/31/13
12.078126	0.000	11.936716	294.748	12/31/12
10.197661	0.000	10.103800	268.758	12/31/11
10.254188	0.000	10.185373	251.550	12/31/10
8.138624	0.000	8.104363	106.221	12/31/09
6.059494	0.000	6.049206	15.870	12/31/08

Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
13.377484	0.000	13.088426	2,102.798	12/31/16
12.702393	0.000	12.459257	1,802.206	12/31/15
12.882218	0.000	12.667505	1,691.594	12/31/14
12.034291	0.000	11.863535	1,702.086	12/31/13
12.163741	0.000	12.021389	1,574.449	12/31/12
11.198930	0.000	11.095922	345.266	12/31/11
10.680224	0.000	10.608601	659.030	12/31/10
10.043383	0.000	10.001181	312.213	12/31/09
9.229152	0.000	9.213551	9.980	12/31/08
Oppenheimer Conservative Balanced Fund (formerly Capital Income) /VA Service Shares (Inception Date 5/1/2008)
10.889233	0.000	10.653896	9.301	12/31/16
10.452856	0.000	10.252734	9.363	12/31/15
10.472512	0.000	10.297920	9.422	12/31/14
9.768676	0.000	9.630039	9.485	12/31/13
8.723049	0.000	8.620929	9.556	12/31/12
7.840284	0.000	7.768147	9.636	12/31/11
7.869214	0.000	7.816423	80.263	12/31/10
7.036615	0.000	7.007018	101.774	12/31/09
5.830476	0.000	5.820592	9.920	12/31/08

The above table gives year-end Accumulation Unit information for each Closed Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2016. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2017 FOR

GROUP CONTRACTS ISSUED BEFORE JUNE 1, 2009

TotalGroup Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”) described below. The Riders are available with TotalGroup Contracts issued before June 1, 2009 (the “Contract”). The Riders may not be available in all states.

If the group Contract effective date is before June 1, 2009, the Riders are included with your Certificate and you should read this supplemental prospectus carefully and keep it for future reference.

Rider	Type of Rider
Lifetime Guaranteed Retirement Income Preserver® (“Lifetime GRIP”)	Guaranteed lifetime withdrawal benefit rider
Lifetime Guaranteed Retirement Income Preserver Plus® (“Lifetime GRIPplus”)	Guaranteed lifetime withdrawal benefit rider with enhanced benefit
PayPlan	Guaranteed lifetime withdrawal benefit rider

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2017, for the group Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in the Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2017, contains more information about the Separate Account and the Contract. The SAI is part of the Contract prospectus and this supplemental prospectus. The table of contents for the SAI is located on the last page of the Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI as well as other information about the Company, the Separate Account and the Contract at the SEC’s website: http:\\www.sec.gov. The registration number for the Contract is 333-148940.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contracts and a Participant’s interest in the Contract involve investment risk and may lose value.

Our form numbers for the riders are R1815408NW (GLWB rider) and R1815508NW (GMWB rider). These form numbers may vary by state.

1

2

SUPPLEMENT TO EXPENSE TABLES

The following information supplements Table B: Annual Expenses in the Contract prospectus.

	Rider activated before May 1, 2009		Rider activated on or after May 1, 2009
	Current Charge*	Maximum Charge	Current Charge*	Maximum Charge
Guaranteed Lifetime Withdrawal Benefit Rider
Basic Rider (Lifetime GRIP)	0.65%	1.50%	1.30%	1.50%
Rider with Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	1.60%	1.80%
Rider with Spousal Benefit (Lifetime GRIP with Spousal Benefit)	0.80%	1.80%	1.60%	1.80%
Rider with Enhanced Benefit and Spousal Benefit (Lifetime GRIPplus with Spousal Benefit)	0.95%	2.10%	1.90%	2.10%
Guaranteed Minimum Withdrawal Benefit Rider (PayPlan)	0.40%	1.00%	0.80%	1.00%

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.

The Benefit Base Amount starts with your Account Value on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, “excess withdrawals” will reduce the Benefit Base Amount by the same percentage as the percentage reduction in your Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

The current charges set out in the table are the Rider charges as of May 1, 2017. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

SUPPLEMENT TO EXAMPLES

The following information supplements the Examples section in the Contract prospectus.

Example for Certificate with Optional Withdrawal Benefit Rider and Maximum Fund Operating Expenses and Rider Charges

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You allocate your purchase payment to the Morningstar Conservative ETF Asset Allocation Portfolio for the periods indicated, which is the Portfolio with the highest expenses (1.01%) among the Portfolios in which the Designated Subaccounts invest.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you acquire an interest in the Contract and the maximum rider charge of 2.10% is incurred.

•	The rider rollup rate is 6%.

•	The annual certificate maintenance fee of $40 is incurred.

•	Separate Account annual expenses of 1.00% are incurred.

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By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
In this example, we assume that you surrender your interest in the Contract at the end of the period or you annuitize your interest in the Contract for a fixed period of less than 10 years at the end of the period. In this case, your costs would be:	$958	$1,784	$2,769	$6,421
In this example, we assume that you keep your interest in the Contract and leave your money in the Contract for the entire period or you annuitize your interest in the Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$458	$1,484	$2,669	$6,421

Additional Information about Expenses of the Morningstar Conservative ETF Asset Allocation Portfolio. The Subaccount invests in the Portfolio’s Class II shares. The Conservative Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Conservative Portfolio invests. The Conservative Portfolio’s indirect expenses of investing in the underlying ETFs represents the Conservative Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Conservative Portfolio’s anticipated average invested balance in each Underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ended December 31, 2015. The Conservative Portfolio expenses in the examples will not correlate to the expense ratio in the Conservative Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Conservative Portfolio, not the indirect costs of investing in the underlying ETFs. Excluding the indirect costs of investing in the underlying ETFs, total annual fund operating expenses are 0.98% for the Conservative Portfolio’s Class II shares.

RIDER DEFINITIONS

The following definitions apply to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Benefit. A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount. The amount on which Benefit payments and Rider charges are based.

Benefit Start Date. The first day that a Benefit under the Rider is to be paid.

Designated Subaccount. Each Subaccount that we designate from time to time to hold funds on which Benefits may be based.

Excess Withdrawal. Each withdrawal from your interest in the Contract on or after the Rider Effective Date except a withdrawal to pay Rider charges or a withdrawal to pay Rider Benefits.

Good Order. We cannot process information or a request until we have received your instructions in “good order” at our administrative office. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payments or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Required Minimum Distribution. The amount, if any, that is required to be distributed from your interest in the Contract for the current calendar year under Section 401(a)(9) of the Internal Revenue Code or similar provisions of federal tax law to the extent applicable to your interest in the Contract.

•	For purposes of the Rider, this amount will be computed based on the values of your interest in the Contract without considering any other annuity or tax-qualified account. It will be reduced by all prior withdrawals or Benefit payments from your interest in the Contract made in such calendar year.

•	For purposes of the Rider, we may choose to compute this amount disregarding changes in the federal tax law after the Rider Issue Date that would increase it. We will notify you if we make this choice.

Rider Effective Date. The Certificate Effective Date or Certificate Anniversary on which you activate the Rider.

Rider Issue Date. The date that the Rider is issued with or is added to your Certificate. The Rider Issue Date is set out on the Rider Specifications Page.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

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A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Lifetime Guaranteed Retirement Income Preserver – (“LIFETIME GRIP”)

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to your Certificate. If you choose to activate the Rider, it will provide guaranteed withdrawal rights for the life of the Insured. You will be entitled to take withdrawals from your interest in the Contract equal to the Benefit amount even if the value of your interest in the Contract is zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

Lifetime GRIP Definitions

Enhanced Benefit. When elected, an additional Benefit available as set out in the Enhanced Benefit provision of the Rider.

Insured. The person whose lifetime is used to measure the Benefits under the Rider. You are the Insured on the Rider Issue Date. The Insured cannot be changed after the Rider Issue Date. There is one exception to this rule. If the person who is your spouse on the Rider Issue Date becomes the sole owner or successor owner of your interest in the Contract before the Benefit Start Date, then that spouse will become the Insured.

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Certificate Anniversary on which you elect to reset the Benefit Base Amount;

•	any date before the Benefit Start Date on which ownership of the Insured’s interest in the Contract is transferred to the spouse of the Insured if a Spousal Benefit is not in effect and your Account Value is less than the Benefit Base Amount; and

•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a Spousal Benefit is not in effect and the spouse of the Insured becomes the successor owner of the Insured’s interest in the Contract.

Spousal Benefit. When elected, a Benefit that may be available for the life of the Spouse if the Insured dies after the Benefit Start Date. If you wish to add the Spousal Benefit to the Rider, you must elect this benefit at the time that you activate the Rider.

Spouse. The person who is the spouse of the Insured as of the Benefit Start Date. A person will cease to be considered the Spouse at any time that the marriage of the Insured and that person is terminated other than by the Insured’s death. A new Spouse cannot be substituted after the Benefit Start Date.

Activation of the Rider

You may elect to activate the Rider on the Certificate effective date or on any Certificate Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

At the time of activation, you may elect to activate: (1) the Enhanced Benefit; (2) the Spousal Benefit; or (3) both the Enhanced Benefit and the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

You may not activate the Rider if:

•	you are the Insured and you are age 86 or older;

•	another person is the Insured and that person is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Minimum Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Certificate, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

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To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your interest in the Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your interest in the Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Certificate Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under the Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Certificate Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider.

The Rider charge for a Certificate Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2017 and the maximum Rider charge rates are shown below.

For a Rider Activated Before May 1, 2009	Basic Rider		Rider with Spousal Continuation
	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	0.65%	1.50%	0.80%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	0.95%	2.10%

For a Rider Activated On or After May 1, 2009	Basic Rider		Rider with Spousal Continuation
	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	1.30%	1.50%	1.60%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	1.60%	1.80%	1.90%	2.10%

For purposes of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Certificate Year at the end of that Certificate Year. We will also assess a prorated portion of the Rider charge for a Certificate Year upon surrender of your interest in the Contract or other termination of the Rider.

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We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal; or

•	your spouse becomes the owner or successor owner of your interest in the Contract if the Spousal Benefit is not in effect.

If we change the Rider charge, the new Rider charge may apply to any Certificate Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the lifetime withdrawal Benefit, you must first designate a Benefit Start Date.

•	If you are the Insured, you must be at least 55 years old on the Benefit Start Date.

•	If another person is the Insured, that person must be at least 55 years old on the Benefit Start Date.

•	If a Spousal Benefit is in effect, both the Insured and the Spouse must be at least 55 years old on the Benefit Start Date.

•	The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made.

You must pay off all of your loans under the Contract on or before the Benefit Start Date.

Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your interest in the Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your interest in the Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1⁄2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment. It is determined each time that a Benefit payment is to be made.

The Benefit amount for a full Certificate Year is determined as follows.

•	Determine the applicable Benefit Percentage (4.0% or 5.0%) from the table below.

•	Add the benefit booster (0.50%) to the Benefit Percentage if your Benefit Start Date is on or after the 10th anniversary of the Rider Effective Date.

•	Multiply the resulting percentage by the Benefit Base Amount on the date that the payment is to be made.

The Benefit amount for the Certificate Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Certificate Year but not taken during that Certificate Year may not be carried over to the next Certificate Year.

The Benefit amount at any point in time is equal to:

•	the Benefit amount as determined at that point in time; less

•	the amount of each Benefit payment, if any, previously made during the current Certificate Year.

An outstanding loan balance affects the amount of certain Rider benefits.

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Minimum Benefit. The annual Benefit amount for a Certificate Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which the Certificate Year began.

Benefit Percentage

On the Benefit Start Date, the Benefit Percentage is set and will not change.

•	If you are the Insured, the Benefit Percentage is based on your age on the Benefit Start Date.

•	If another person is the Insured on the Benefit Start Date, the Benefit Percentage is based on the Insured’s age on the Benefit Start Date.

•	If the Spousal Benefit is in effect and the Spouse is younger than the Insured, the Benefit Percentage is based on the Spouse’s age on the Benefit Start Date.

Age on Benefit Start Date	Benefit Percentage	Benefit Percentage with Benefit Booster
At least age 55 but under age 59 1⁄2	4.0%	4.5%
Age 59 1⁄2 or older	5.0%	5.5%

Benefit Base Amount

The Benefit Base Amount is determined as follows.

•	Determine your Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received for your interest in the Contract since the most recent Reset Date.

•	Add Rollup Amounts credited to the Benefit Base Amount since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they generally reduce values related to your interest in the Contract, the Death Benefit, and the amount available for annuitization.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Rollup Amounts

A rollup amount is a minimum guaranteed increase in the Benefit Base Amount.

The rollup amount for a Certificate Year is calculated as follows.

•	Start with the rollup percentage of 6.0%.

•	Add the rollup booster (1.0%) if the Certificate Year began after the 10th anniversary of the Rider Effective Date and there has been no Excess Withdrawal in any prior Certificate Year.

•	Multiply the resulting percentage by the rollup base.

The rollup base for a Certificate Year is calculated as follows.

•	Determine your Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received for your interest in the Contract since the most recent Reset Date but before the beginning of the current Certificate Year.

•	Add Purchase Payments that we have received for your interest in the Contract during that Certificate Year multiplied by a fraction representing that portion of the Certificate Year that the Purchase Payment was held with respect to your interest in the Contract.

•	Subtract any amount not held in a Designated Subaccount at the end of that Certificate Year.

A rollup period begins on any Reset Date that is before the Benefit Start Date and ends on the earliest of: (1) the completion of 10 Certificate Years, measured from the most recent Reset Date; (2) the date that you take an Excess Withdrawal; or (3) the Benefit Start Date.

A reset occurring within a rollup period will not end the rollup period, but will extend it. We will credit rollup amounts to the Benefit Base Amount at the end of each full Certificate Year that is included in a rollup period. We will not credit any rollup amount for a Certificate Year unless the full Certificate Year is included in a rollup period.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in your Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

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Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	– $	40,000	Minus Reduction	– $	50,000

After Withdrawal		$120,000	After Withdrawal		$150,000

Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal in a Certificate Year, we will not credit any Rollup Amount to the Benefit Base Amount at the end of that Certificate Year. If you take an Excess Withdrawal, the rollup booster will no longer be available to you.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Note that a Required Minimum Distribution taken from your interest in the Contract before the Benefit Start Date is an Excess Withdrawal. On the other hand, a Required Minimum Distribution taken from your interest in the Contract on or after the Benefit Start Date is not an Excess Withdrawal.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Certificate Anniversary that the Rider is in effect and after any rollup amount for the prior Certificate Year is credited, you may elect to reset the Benefit Base Amount to the Account Value on that Certificate Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Certificate Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Certificate Anniversary.

If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Certificate Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Certificate Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Certificate Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Certificate Anniversary.

Examples showing how the Benefit Base Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Termination of Benefit Payments

All rights to take Benefit payments will end on the earliest of:

•	the date that the Insured dies, if the Spousal Benefit is not in effect;

•	the date that the Insured dies if the Spousal Benefit is in effect but no Spouse survives the Insured;

•	the date that the Spouse dies, if the Spousal Benefit is in effect and the Spouse survives the Insured;

•	the completion of the maximum period that a benefit can be paid under the applicable rules of the Internal Revenue Code or similar provisions of the federal tax law; or

•	the date that the Rider terminates.

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Lifetime Guaranteed Retirement Income Preserver Plus—(“Lifetime GRIPplus”)

The Rider will provide an enhanced benefit after age 65 if you elect the Enhanced Benefit at the time that you activate the Rider. To elect the Enhanced Benefit, you must make a Written Request.

If you elect the Enhanced Benefit, the Benefit amount (before any Benefit booster) will be doubled for one Certificate Year provided the following conditions are satisfied:

•	you make a Written Request to take the Enhanced Benefit before the beginning of the Certificate Year;

•	the Certificate Year begins on or after the Benefit Start Date;

•	if the Insured is living, the Certificate Year begins on or after the date that the Insured has reached age 65;

•	if a Spousal Benefit is in effect and the Spouse is living, the Certificate Year begins after the date that the Spouse has reached age 65;

•	you have not already taken the Enhanced Benefit; and

•	the Rider has not terminated.

There is an additional charge for the Enhanced Benefit. Currently, the additional charge for the Enhanced Benefit for a Certificate Year is 0.30% of the Benefit Base Amount. The additional charge for the Enhanced Benefit will never exceed 0.30% of the Benefit Base Amount.

Spousal Benefit

The Rider will provide withdrawal rights for the Spouse of the Insured if you elect the Spousal Benefit at the time that you activate the Rider. To elect the Spousal Benefit, you must make a Written Request.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his or her lifetime, a withdrawal Benefit provided the following conditions are satisfied: (1) you added the Spousal Benefit at the time that you activated the Rider; (2( the Spouse and the Insured are still married when the Insured dies; and (3)the Spouse is the sole Beneficiary and elects to become the successor owner of your interest in the Contract. The Spousal Benefit will only be of value if all of these conditions are satisfied.

There is an additional charge for the Spousal Benefit. Currently, the additional charge for the Spousal Benefit for a Certificate Year is 0.30% of the Benefit Base Amount. The additional charge for the Spousal Benefit will never exceed 0.30% of the Benefit Base Amount.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.

If, during the life of the Insured and after the Benefit Start Date, the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

The election of the Spousal Benefit will not change the death benefit provisions with respect to your interest in the Contract.

Examples for Guaranteed Lifetime Withdrawal Benefit Rider

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit year.

•	Then assume that, when your Account Value is $115,000, you withdraw $20,000 from your interest in the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate your Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750

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Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$ 95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount. The examples assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is your Account Value on the most recent Reset Date, plus Purchase Payments received and rollup amounts credited since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Rollup Amount Credited For prior year		Benefit Base Amount for following year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	50,000	160,000	6,000	(6% of $100,000)	162,000	(rollup + payment)
3		170,000	9,000	(6% of $150,000)	171,000	(rollup)
4		185,000	9,000	(6% of $150,000)	185,000	(elective reset)
5		183,000	11,100	(6% of $185,000)	196,100	(rollup)
6		180,000	11,100	(6% of $185,000)	207,200	(rollup)
7		202,000	11,100	(6% of $185,000)	218,300	(rollup)
8		230,000	11,100	(6% of $185,000)	230,000	(elective reset)
9		238,000	13,800	(6% of $230,000)	243,800	(rollup)

Example 2	Assume:		Then:
Rider Anniversary	Payment or Withdrawal	Account Value	Rollup Amount Credited For prior year		Benefit Base Amount for following year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	-22,000	88,000	6,000	(6% of $100,000)	89,600	(rollup – adjustment)
3		93,500	n/a	(excess withdrawal)	93,500	(elective reset)
4		101,750	5,610	(6% of $93,500)	101,750	(elective reset)
5		100,650	6,105	(6% of $101,750)	107,855	(rollup)
6		99,000	6,105	(6% of $101,750)	113,960	(rollup)
7		111,100	6,105	(6% of $101,750)	120,065	(rollup)
8		126,500	6,105	(6% of $101,750)	126,500	(elective reset)
9		130,900	7,590	(6% of $126,500)	134,090	(rollup)

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The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Rollup Amounts. The rollup amounts ensure that the Benefit Base Amount will grow by a minimum factor over a period of up to 10 years since the most recent Reset Date.

In the first example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except the 4th and 8th Rider anniversaries.

In the second example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except for the 3rd, 4th, and 8th Rider anniversaries. In addition, there is no rollup amount credited at the end of the 3rd Certificate Year because of the Excess Withdrawal taken on the 2nd Rider anniversary (which is the beginning of the 3rd Certificate Year).

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in your Account Value. It also restarts the period during which rollup amounts may be credited and the base on which they are calculated.

In both examples, a reset election is made on the 4th and 8th Rider anniversaries because the Account Value has grown to an amount greater than the Benefit Base Amount (including rollup amounts).

In the second example, the loss of the rollup amount on account of the Excess Withdrawal also gives rise to a reset on the 3rd Rider anniversary.

Please note that, if you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

PayPlan

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to your Certificate. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even if the value of your interest in the Contact is zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

PayPlan Definitions

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Certificate Anniversary on which you elect to reset the Benefit Base Amount;

•	any date on which you assign or transfer an interest in your interest in the Contract to your spouse if your Account Value is less than the Benefit Base Amount; and

•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a spouse becomes the successor owner of your interest in the Contract and your Account Value on that date is less than the Benefit Base Amount.

Activation of the Rider

You may elect to activate the Rider on the Certificate effective date or on any Certificate Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

You may not activate the Rider if:

•	you are age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Lifetime Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Certificate, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

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To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your interest in the Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your interest in the Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Certificate Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under the Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Certificate Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider.

The Rider charge for a Certificate Year is a percentage of the Benefit Base Amount. The current Rider charges rates as of May 1, 2017 and the maximum Rider charge rates are shown below.

	Current	Maximum
For a Rider activated before May 1, 2009	0.40%	1.00%
For a Rider activated on or after May 1, 2009	0.80%	1.00%

For purpose of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Certificate Year at the end of that Certificate Year. We will also assess a prorated portion of the Rider charge for a Certificate Year upon surrender of your interest in the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you do so on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal;

•	you assign or transfer an interest in your interest in the Contract; or

•	a spouse becomes the successor owner of an interest in the Contract.

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The Rider charge will never exceed 1.00% of the Benefit Base Amount. If we change the Rider charge, the new Rider charge may apply to any Certificate Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the withdrawal Benefit, you must first designate a Benefit Start Date. You must be at least 55 years old on the Benefit Start Date. The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all of your loans under the Contract on or before the Benefit Start Date.

Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your interest in the Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your interest in the Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1⁄2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is 5% of the Benefit Base Amount on the date that the payment is to be made. The annual Benefit amount for the Certificate Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Certificate Year but not taken during that Certificate Year may not be carried over to the next Certificate Year.

The Benefit amount available at any point in time on or after the Benefit Start Date is equal to:

•	the annual Benefit amount as then determined; less

•	the amount of any Benefit payment previously made during the current Certificate Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Certificate Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Certificate Year began.

Benefit Base Amount

The maximum total Benefits under the Rider will be equal to the Benefit Base Amount.

The Benefit Base Amount is determined as follows.

•	Determine your Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received for your interest in the Contract since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. In addition, they generally reduce values related to your interest in the Contract, the Death Benefit, and the amount available for annuitization.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

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Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in your Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	– $	40,000	Minus Reduction	– $	50,000

After Withdrawal		$120,000	After Withdrawal		$150,000

Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Certificate Anniversary that the Rider is in effect, you may elect to reset the Benefit Base Amount to the Account Value on that Certificate Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Certificate Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Certificate Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Certificate Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Certificate Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Certificate Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account value is higher than the Benefit Base Amount on the Certificate Anniversary.

Examples showing how the Benefit Base Amount is calculated and how resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Duration of Benefits

All rights to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

The right to take Benefit payments will end on the earliest of:

•	the date that total Benefit payments since the most recent Reset Date equal the current Benefit Base Amount;

•	the completion of the maximum period that a benefit can be paid under the rules of Section 72(s) or Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to your interest in the Contract; or

•	the date that the Rider terminates.

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Your right to take Benefit payments will last for 20 years if all of the following conditions are met: (1) each year you take Benefit payments exactly equal to 5% of the Benefit Base Amount, (2) you do not take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take Benefit payments of less than 5% of the Benefit Base Amount, your right to take Benefit payments may last for more than 20 years. If you take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take Benefit payments may last for fewer than 20 years.

Examples for Guaranteed Minimum Withdrawal Benefit Rider

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that, in the first and second Benefit years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from your interest in the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate your Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$ 95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New minimum withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit years	– 18,750

Benefits remaining	$90,445

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. It assumes that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider Anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is your Account Value on the most recent Reset Date, plus Purchase Payments received since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Benefit Base Amount for following year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	50,000	160,000	160,000	(elective reset)
3		170,000	170,000	(elective reset)
4		185,000	185,000	(elective reset)
5		183,000	185,000
6		180,000	185,000
7		202,000	202,000	(elective reset)
8		230,000	230,000	(elective reset)
9		238,000	238,000	(elective reset)

Example 2	Assume:		Then:
Rider Anniversary	Payment or Withdrawal	Account Value	Benefit Base Amount for following year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	-22,000	88,000	88,000	(elective reset)
3		93,500	93,500	(elective reset)
4		101,750	101,750	(elective reset)
5		100,650	101,750
6		99,000	101,750
7		111,100	111,100	(elective reset)
8		126,500	126,500	(elective reset)
9		130,900	130,900	(elective reset)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in your Account Value.

In both examples, a reset election is made on each Rider anniversary other than the 5th and 6th anniversaries because the Account Value has grown to an amount greater than the prior Benefit Base Amount.

In the first example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $160,000 is greater than the prior Benefit Base Amount ($105,000) plus the Purchase Payment ($50,000).

In the second example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $88,000 is greater than the prior Benefit Base Amount ($105,000) less the adjustment for the Excess Withdrawal (20% or $21,000).

If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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OTHER INFORMATION ABOUT THE RIDERS

Unless otherwise noted, the following information applies to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Impact of the Rider on Your Interest in the Contract

Purchase Payments. If you activate the Rider, the following restrictions on Purchase Payments will apply.

•	Following the Rider Effective Date, we may decline to accept Purchase Payments for your interest in the Contract in excess of $50,000 per Certificate Year.

•	Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments for your interest in the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments for your interest in the Contract.

•	We reserve the right to impose additional restrictions on Purchase Payments after the Benefit Start Date.

Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your interest in the Contract to less than $500. We will not terminate your interest in the Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Exhausted Account Value. If your Account Value is completely exhausted by payment of Rider charges or Benefits or because the value of a Designated Subaccount falls to zero:

•	your interest in the Contract will not terminate until the Rider terminates; however, the only benefits available will be those provided by the Rider;

•	no additional Purchase Payments may be made with respect to your interest in the Contract;

•	no Excess Withdrawals are possible; and

•	your interest in the Contract cannot be annuitized.

Annuity Benefit with Lifetime GRIP Rider or Lifetime GRIPplus Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

The Annuity Benefit with respect to your interest in the Contract will be not less than the Benefit amount determined as of your original Annuity Commencement Date shown on the Certificate specifications page if:

•	you elect to annuitize your interest in the Contract with annual payments under a lifetime benefit option;

•	the actual Annuity Commencement Date is on or after the original Annuity Commencement Date; and

•	the actual Annuity Commencement Date occurs while the Rider is in effect and after the Benefit Start Date.

For variable dollar payments, this minimum benefit is calculated as of the applicable Commencement Date. Actual payments may drop below this minimum if Benefit Unit Values fall.

Annuity Benefit with PayPlan Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Rider Provisions Related to Loans

If the Contract allows loans:

•	an offset after the Rider Effective Date related to a Contract loan on which you have defaulted will be considered an Excess Withdrawal;

•	all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date; and

•	no new loans may be taken after the Benefit Start Date so long as the Rider is in effect.

In addition, special allocation rules apply to amounts held as collateral for loans. These rules are summarized in the table below.

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Time/Period	Transfer Rule
At the time of activation	You are not required to transfer to a Designated Subaccount the portion of your Account Value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Impact of Rider Benefit Payments and Charges

Withdrawals made from your interest in the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount withdrawn will not be subject to an early withdrawal charge;

•	the amount withdrawn may be less than $500;

•	the amount withdrawn may reduce your Account Value below $500;

•	we will not terminate your interest in the Contract if the amount withdrawn reduces your Account Value below $500; and

•	the amount withdrawn may completely exhaust your Account Value.

Withdrawals to pay Benefits will reduce the amount that may otherwise be taken without an early withdrawal charge or other charge or fee pursuant to the Free Withdrawal Privilege.

Termination of the Rider

All rights under the Rider will terminate upon any one of the following to happen:

•	your Written Request to decline or terminate the Rider;

•	a failure to hold funds in the Designated Subaccounts;

•	an Excess Withdrawal that reduces the Benefit Base Amount below $1,250;

•	the complete payment of all Benefits that are due under the Rider; or

•	the surrender or annuitization of your interest in the Contract.

In addition, all rights under the Lifetime GRIP Rider or the Lifetime GRIPplus Rider will terminate upon any of the following to happen:

•	a death that would give rise to a Death Benefit with respect to your interest in the Contract, unless the Insured’s Spouse becomes the successor owner of the Insured’s interest in the Contract before the Benefit Start Date or the Insured’s Spouse becomes the successor owner of the Insured’s interest in the Contract when a Spousal Benefit is in effect; or

•	a transfer or assignment of an interest in the Contract unless to the Insured or to the spouse of the Insured before the Benefit Start Date, or to the Insured’s Spouse when a Spousal Benefit has been elected.

In addition, all rights under the PayPlan Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless a spouse is the sole Beneficiary and elects to become the successor owner of the Contract; or

•	a transfer or assignment of an interest in the Contract unless to the Owner’s spouse.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

Access100 Contracts

ContributorPlus® Contracts

Flex(b) Contracts

TotalGroup® Contracts

Transition20® Contracts

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2017, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a separate Registration Statement with the SEC under the Securities Act of 1933 relating to each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for each Contract is shown below.

Access100 Contracts	File No. 333-148676
ContributorPlus Contracts	File No. 333-148459
Flex(b) Contracts	File No. 333-148444
TotalGroup Contracts	File No. 333-148940
Transition20 Contracts	File No. 333-148387

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”) which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

Separate Account and Subaccounts

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

Revenue We Receive from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or Great American Advisors®, Inc. (“GAA”) for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.25%. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

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Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.25% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or GAA may be significant.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or GAA may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

SERVICES

Telephone, Facsimile and Internet Instructions for Transfer Requests

We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2016 and for the periods indicated in the financial statements, and of the Company at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.

Compensation Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “Variable Accounts”). The chart below sets out the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, GAA for the sale of all such contracts for each of the last three fiscal years. GAA paid the difference between commissions paid and commissions retained to selling firms in its distribution network. Commission information is shown in the aggregate for all variable annuity contracts issued by the Variable Accounts.

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	2016	2015	2014
Commissions paid	$3.78 million	$4.5 million	$4.5 million
Commissions retained	$0.00	$55,483	$0.00

Special Compensation Paid to GAA

GAFRI, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Additional Compensation Paid to Selected Selling Firms

To the extent permitted by FINRA rules, the Company may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, the Company and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

In 2016, payments of less than $30,000 were made to the following selling firms in connection with conference sponsorships: GWN Securities, Inc.; Lincoln Investment Planning, Inc.; and PlanMember Securities Corp.

ANNUITANTS

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•	For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

•	Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

•	A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.

•	Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule:

•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

BENEFICIARIES

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

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If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.

•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation

You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.

Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

PAYEES

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract, and as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•	For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees

A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.

Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

Designation of Payees for Annuity Benefits. You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments. Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.

Designation of Payees for Death Benefits. As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary. Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.

A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.

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GLOSSARY OF FINANCIAL TERMS

Account Value

The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the Account Value. The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Variable Account Value

The value of your interest in all of the Subaccounts is the Variable Account Value. At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.

Fixed Account Value

The value of your interest in the Fixed Accumulation Account is the Fixed Account Value. At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:

•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus

•	amounts transferred to the Fixed Account; plus

•	interest credited to the Fixed Account; less

•	any withdrawals, surrender, and transfers from the Fixed Account; and less

•	any fees, charges, deductions and other adjustments made as described in the Contract.

Accumulation Unit

The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the Accumulation Unit Value.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.

Net Investment Factor

The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:

(A / B)	–	C	=	Net Investment Factor

In this formula, A equals:

•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•	the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.

In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.

In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.

The term Net Asset Value in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

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Benefit Unit Transfer Formulas

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in the given Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed Dollar Payments

The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments. We then deduct a pro-rata portion of the Contract/Certificate maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.

Variable Dollar Payments

The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

The Variable Dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.

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The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.

Subsequent to the Commencement Date, the actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.

We will deduct a pro-rata portion of the Contract/Certificate Maintenance Fee from each payment.

Number of Benefit Units. The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.

Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

9

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-tax qualified Contracts

IRC Section 817(h) requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2016 for the periods indicated in the financial statements, and the Company’s financial statements at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2016, 2015 and 2014

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2016, 2015 and 2014

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2016 and 2015, and the related statements of earnings, comprehensive income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2016. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

April 27, 2017

Cincinnati, Ohio

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in Thousands, Except Share Data)

	December 31
	2016	2015
Assets:
Cash and cash equivalents	$41,153	$28,170
Investments:
Fixed maturities, available for sale at fair value (amortized cost - $2,319,233 and $2,282,511)	2,387,341	2,347,772
Equity securities - available for sale - at fair value Common stocks (cost - $5,517 and $5,702)	5,573	5,220
Perpetual preferred stocks (cost - $1,000 and $1,000)	993	999
Policy loans	58,267	59,246

Total cash and investments	2,493,327	2,441,407
Deferred policy acquisition costs: (including the impact of unrealized gains on securities of $28,492 and $27,956)	94,029	105,539
Accrued investment income	24,380	23,510
Variable annuity assets (separate accounts)	600,064	608,154
Equity options - fixed indexed annuities	13,411	7,114
Funds held as collateral	40	390
Other assets	2,315	1,808

Total assets	$3,227,566	$3,187,922

Liabilities and Equity:
Annuity benefits accumulated: (including the impact of unrealized gains on securities of $1,195 and $1,111)	$2,235,359	$2,206,101
Variable annuity liabilities (separate accounts)	600,064	608,154
Current federal income tax payable to affiliate	1,214	1,939
Liability for funds held as collateral	40	390
Net deferred tax liabilities	34,401	37,181
Other liabilities	4,484	5,283

Total liabilities	2,875,562	2,859,048
Shareholder’s Equity:
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	147,589	126,253
Accumulated other comprehensive income, net of tax	25,006	23,212

Total shareholder’s equity	352,004	328,874

Total liabilities and equity	$3,227,566	$3,187,922

See notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In Thousands)

	Year ended December 31
	2016	2015	2014
Revenues:
Net investment income	$112,929	$113,897	$114,373
Realized gains on securities (*)	4,103	1,538	3,302
Policy charges	12,603	13,746	14,900
Other income	1,373	1,490	1,542

Total revenues	131,008	130,671	134,117

Costs and Expenses:
Annuity benefits	60,648	58,825	62,168
Insurance acquisition expenses, net	24,210	21,327	27,075
Other expenses	14,639	14,711	15,579

Total costs and expenses	99,497	94,863	104,822

Earnings before income taxes	31,511	35,808	29,295
Provision for income taxes	10,175	11,758	8,969

Net Earnings Attributable to Shareholder	$21,336	$24,050	$20,326

(*) Consists of the following:

Realized gains before impairments	$4,443	$2,620	$3,303

Losses on securities with impairment	(303)	(1,046)	(1)
Non-credit portion of impairment recognized in other comprehensive income (loss)	(37)	(36)	—

Impairment impact recognized in earnings	(340)	(1,082)	(1)

Total realized gains on securities	$4,103	$1,538	$3,302

See notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In Thousands)

	Year ended December 31
	2016	2015	2014
Comprehensive Income (Loss):
Net earnings	$21,336	$24,050	$20,326
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	4,461	(24,029)	18,722
Reclassification adjustment for realized gains included in net earnings	(2,667)	(1,000)	(2,146)

Total net unrealized gains (losses) on securities	1,794	(25,029)	16,576

Total comprehensive income (loss), net of tax	$23,130	$(979)	$36,902

See notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN SHAREHOLDER’S EQUITY

(Dollars in Thousands)

	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comp Inc. (Loss)	Total Shareholder’s Equity
Balance at December 31, 2013	20,000	$179,409	$81,877	$31,665	$292,951
Net earnings	—	—	20,326	—	20,326
Other comprehensive loss	—	—	—	16,576	16,576

Balance at December 31, 2014	20,000	$179,409	$102,203	$48,241	$329,853

Net earnings	—	—	24,050	—	24,050
Other comprehensive income	—	—	—	(25,029)	(25,029)

Balance at December 31, 2015	20,000	$179,409	$126,253	$23,212	$328,874

Net earnings	—	—	21,336	—	21,336
Other comprehensive loss	—	—	—	1,794	1,794

Balance at December 31, 2016	20,000	$179,409	$147,589	$25,006	$352,004

See notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In Thousands)

	Year ended December 31
	2016	2015	2014
Operating Activities:
Net earnings	$21,336	$24,050	$20,326
Adjustments:
Depreciation and amortization	(5,777)	(5,792)	(7,971)
Annuity benefits	60,648	58,825	62,168
Realized gains on investments	(4,103)	(1,538)	(3,302)
Deferred annuity policy acquisition costs	(9,995)	(10,703)	(11,224)
Amortization of insurance acquisition costs	19,716	16,405	22,422
Change in:
Accrued investment income	(870)	(826)	(87)
Payables to affiliates, net	(4,470)	3,427	(4,773)
Funds held as collateral	350	2,830	—
Other assets	(463)	(861)	13,967
Liability for funds held as collateral	(350)	(2,830)	—
Other liabilities	261	(648)	(2,777)
Other operating activities, net	(72)	(61)	(115)

Net cash provided by operating activities	76,211	82,278	88,634

Investing Activities:
Purchases of:
Fixed maturities	(415,832)	(310,601)	(378,077)
Equity securities	(133)	(1,000)	—
Equity options - fixed indexed annuities	(9,536)	(9,016)	—
Proceeds from:
Maturities and redemptions of fixed maturities	345,808	226,121	270,330
Sales of fixed maturities	41,801	18,407	3,729
Sales of equity maturities	—	1,000	564
Exercise of equity options - fixed indexed annuities	6,792	12,084	—
Other investing activities, net	979	1,150	(355)

Net cash used in investing activities	(30,121)	(61,855)	(103,809)

Financing Activities:
Annuity receipts	193,476	215,589	229,217
Annuity surrenders, benefits and withdrawals	(268,385)	(272,375)	(260,466)
Net transfers from variable annuity assets	41,802	42,635	43,395

Net cash provided by (used in) financing activities	(33,107)	(14,151)	12,146

Net Change in Cash and Cash Equivalents	12,983	6,272	(3,029)
Cash and cash equivalents at beginning of year	28,170	21,898	24,927

Cash and cash equivalents at end of year	$41,153	$28,170	$21,898

See notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.	Accounting Policies

Basis of Presentation Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed-indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions. The Company operates in a single segment called Annuity.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation. Events or transactions occurring subsequent to December 31, 2016, and prior to the filing of these audited financial statements, have been evaluated for potential recognition or disclosure herein.

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in 2016 or 2015.

Investments Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (“AOCI”) in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

In January 2016, the Financial Accounting Standards Board issued Accounting Standards Update 2016-01, which, among other things, will require all equity securities currently classified as “available for sale” to be reported at fair value, with holding gains and losses recognized in net income instead of AOCI. AILIC will be required to adopt this guidance effective January 1, 2018.

Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

Derivatives Derivatives included in AILIC’s Balance Sheet are recorded at fair value. Changes in fair value of derivatives are included in earnings, unless the derivatives are designated and qualify as highly effective cash flow hedges. Derivatives that do not qualify for hedge accounting under GAAP consist primarily of (i) components of certain fixed maturity securities (primarily interest-only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related call options designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

To qualify for hedge accounting, at the inception of a derivative contract, AILIC formally documents the relationship between the terms of the hedge and the hedged items and its risk management objective. This documentation includes defining how hedge effectiveness and ineffectiveness will be measured on a retrospective and prospective basis.

Changes in the fair value of derivatives that are designated and qualify as highly effective cash flow hedges are recorded in AOCI and are reclassified into earnings when the variability of the cash flows from the hedged items impacts earnings. Any hedge ineffectiveness is immediately recorded in current period earnings. When the change in the fair value of a qualifying cash flow hedge is included in earnings, it is included in the same line item in the Consolidated Statement of Earnings as the cash flows from the hedged item.

Deferred Policy Acquisition Costs (“DPAC”) Policy acquisition costs (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC and certain other balance sheet amounts related to the annuity business are also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. These adjustments are included in unrealized gains (losses) on marketable securities, a component of AOCI in AILIC’s Balance Sheet.

Funds Held as Collateral AILIC receives collateral from its counterparties to support its purchased call option assets. The fair value of this collateral is recorded as an asset and the offsetting obligation to return the collateral is recorded as a liability.

Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for policy charges are credited to policy charges revenue.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for traditional fixed annuities are generally recorded at the stated account value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

The Company’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Income Taxes The Company has an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

Statement of Cash Flows For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

B.	Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, MBS and equity index call options priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 25 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing services regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in thousands):

December 31, 2016	Level 1	Level 2	Level 3	Total
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$1,493	$5,770	$—	$7,263
States, municipalities and political subdivisions	—	378,087	—	378,087
Residential MBS	—	190,975	8,800	199,775
Commercial MBS	—	130,695	1,395	132,090
Asset-backed securities	—	267,061	15,479	282,540
Corporate and other	—	1,369,902	17,684	1,387,586

Total AFS fixed maturities	1,493	2,342,490	43,358	2,387,341
Equity securities:
Common stocks	5,573	—	—	5,573
Perpetual preferred stocks	993	—	—	993
Variable annuity assets (separate accounts) (*)	—	600,064	—	600,064
Equity options - fixed indexed annuities	—	13,411	—	13,411

Total assets accounted for at fair value	$8,059	$2,955,965	$43,358	$3,007,382

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$67,794	$67,794

Total liabilities accounted for at fair value	$—	$—	$67,794	$67,794

December 31, 2015	Level 1	Level 2	Level 3	Total
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$1,495	$6,510	$—	$8,005
States, municipalities and political subdivisions	—	375,801	—	375,801
Residential MBS	—	219,835	12,220	232,055
Commercial MBS	—	219,846	3,177	223,023
Asset-backed securities	—	224,076	13,779	237,855
Corporate and other	—	1,254,016	17,017	1,271,033

Total AFS fixed maturities	1,495	2,300,084	46,193	2,347,772
Equity securities:
Common stocks	5,220	—	—	5,220
Perpetual preferred stocks	999	—	—	999
Variable annuity assets (separate accounts) (*)	—	608,154	—	608,154
Equity options - fixed indexed annuities	—	7,114	—	7,114

Total assets accounted for at fair value	$7,714	$2,915,352	$46,193	$2,969,259

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$58,172	$58,172

Total liabilities accounted for at fair value	$—	$—	$58,172	$58,172

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

There were no material transfers between Level 1 and Level 2 in 2016 or 2015. Less than 2% of total assets carried at fair value on December 31, 2016, were Level 3 assets. Approximately 24% of the Level 3 assets were MBS whose fair values were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Since internally developed Level 3 asset fair values represent less than 4% of AILIC’s shareholder’s equity, any justifiable changes in unobservable inputs used to determine internally developed fair values would not have a material impact on AILIC’s financial position.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed-indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $67.8 million at December 31, 2016. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

See Note D — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.4% - 2.9% over the risk free rate
Risk margin for uncertainty in cash flows	0.68% reduction in the discount rate
Surrenders	3% - 21% of indexed account value
Partial surrenders	2% - 10% of indexed account value
Annuitizations	0.1% - 1.0% of indexed account value
Deaths	1.5% - 8.0% of indexed account value
Budgeted option costs	2.4% - 3.6% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed-indexed annuity products with an expected range of 6% to 10% in the majority of future calendar years (3% to 21% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2016, 2015, and 2014 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
Residential MBS	$12,220	$722	$(177)	$734	$(2,754)	$—	$(1,945)	$8,800
Commercial MBS	3,177	(22)	(57)	—	(981)	—	(722)	1,395
Asset-backed securities	13,779	(13)	(38)	2,000	(2,338)	4,689	(2,600)	15,479
Corporate and other	17,017	(5)	(747)	—	(1,025)	2,444	—	17,684
Embedded derivatives (*)	(58,172)	(8,600)	—	(5,554)	4,532	—	—	(67,794)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $2.1 million in 2016.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
Residential MBS	$20,310	$498	$(42)	$—	$(2,440)	$2,221	$(8,327)	$12,220
Commercial MBS	3,615	(46)	(132)	—	(260)	—	—	3,177
Asset-backed securities	14,899	(14)	(68)	1,000	(4,342)	4,205	(1,901)	13,779
Corporate and other	17,228	232	(413)	—	(1,967)	1,937	—	17,017
Embedded derivatives (*)	(55,653)	(841)	—	(5,569)	3,891	—	—	(58,172)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $1.0 million in 2015.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2013	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2014
AFS fixed maturities:
Residential MBS	$25,677	$248	$(244)	$—	$(2,483)	$7,323	$(10,211)	$20,310
Commercial MBS	1,580	(22)	(5)	—	—	2,062	—	3,615
Asset-backed securities	4,868	736	(79)	7,674	(3,212)	5,907	(995)	14,899
Corporate and other	10,404	643	322	—	(2,831)	8,690	—	17,228
Other assets	3,374	50	—	—	(3,424)	—	—	—
Embedded derivatives (*)	(41,798)	(11,683)	—	(5,735)	3,563	—	—	(55,653)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $2.4 million in 2014.

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Fair Value of Financial Instruments The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Carrying Value	Fair Value	Level 1	Level 2	Level 3
2016
Financial assets:
Cash and cash equivalents	$41,153	$41,153	$41,153	$—	$—
Policy loans	58,267	58,267	—	—	58,267

Total financial assets not accounted for at fair value	$99,420	$99,420	$41,153	$—	$58,267

Financial liabilities:
Annuity benefits accumulated (*)	$2,226,094	$2,170,494	$—	$—	$2,170,494

Total financial liabilities not accounted for at fair value	$2,226,094	$2,170,494	$—	$—	$2,170,494

2015
Financial assets:
Cash and cash equivalents	$28,170	$28,170	$28,170	$—	$—
Policy loans	59,246	59,246	—	—	59,246

Total financial assets not accounted for at fair value	$87,416	$87,416	$28,170	$—	$59,246

Financial liabilities:
Annuity benefits accumulated (*)	$2,197,148	$2,115,229	$—	$—	$2,115,229

Total financial liabilities not accounted for at fair value	$2,197,148	$2,115,229	$—	$—	$2,115,229

(*)	Excludes $9,265 and $8,953 of life contingent annuities in the payout phase at December 31, 2016 and 2015, respectively.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

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C.	Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to the annuity business be adjusted to the extent that unrealized gains and losses from securities would result in adjustment to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities is included in AOCI in AILIC’s Balance Sheet:

	Asset (Liability) before Unrealized	Impact of Unrealized Gains	Carrying Value of Asset (Liability)
December 31, 2016
Fixed maturities	$2,319,233	$68,108	$2,387,341
Equity securities	6,517	49	6,566
Deferred policy acquisition costs	122,521	(28,492)	94,029
Annuity benefits accumulated	(2,234,164)	(1,195)	(2,235,359)

Unrealized gain, pretax		38,470
Deferred tax on unrealized gain		(13,464)

Unrealized gain, after tax (included in AOCI)		$25,006

December 31, 2015
Fixed maturities	$2,282,511	$65,261	$2,347,772
Equity securities	6,702	(483)	6,219
Deferred policy acquisition costs	133,495	(27,956)	105,539
Annuity benefits accumulated	(2,204,990)	(1,111)	(2,206,101)

Unrealized gain, pretax		35,711
Deferred tax on unrealized gain		(12,499)

Unrealized gain, after tax (included in AOCI)		$23,212

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D.	Investments

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2016				2015
	Amortized	Fair	Gross Unrealized		Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$6,909	$7,263	$354	$—	$7,484	$8,005	$522	$(1)
States, municipalities and political subdivisions	368,401	378,087	13,367	(3,681)	365,712	375,801	13,933	(3,844)
Residential MBS	180,346	199,775	20,039	(610)	209,032	232,055	23,650	(627)
Commercial MBS	128,042	132,090	4,155	(107)	215,222	223,023	7,805	(4)
Asset-backed securities	283,809	282,540	1,461	(2,730)	237,878	237,855	1,694	(1,717)
Corporate and other	1,351,726	1,387,586	45,164	(9,304)	1,247,183	1,271,033	43,411	(19,561)

Total fixed maturities	$2,319,233	$2,387,341	$84,540	$(16,432)	$2,282,511	$2,347,772	$91,015	$(25,754)

Common stocks	$5,517	$5,573	$239	$(183)	$5,702	$5,220	$194	$(676)

Perpetual preferred stocks	$1,000	$993	$—	$(7)	$1,000	$999	$—	$(1)

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2016 and 2015, respectively, were $21.0 million and $22.4 million. Gross unrealized gains on such securities at December 31, 2016 and December 31, 2015 were $11.7 million and $12.0 million, respectively. Gross unrealized losses on such securities at December 31, 2016 and December 31, 2015 were $0.3 million and $0.4 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and all relate to residential MBS.

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The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015.

	Less Than Twelve Months			Twelve Months or More
2016	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$210	100%	$—	$—	—%
States, municipalities and political subdivision	(3,613)	107,822	97%	(68)	1,556	96%
Residential MBS	(265)	18,068	99%	(345)	9,251	96%
Commercial MBS	(107)	8,954	99%	—	—	—%
Asset-backed securities	(1,716)	87,233	98%	(1,014)	33,454	97%
Corporate and other	(7,762)	318,017	98%	(1,542)	25,600	94%

Total fixed maturities	$(13,463)	$540,304	98%	$(2,969)	$69,861	96%

Common stocks	$(183)	$2,944	94%	$—	$—	—%

Perpetual preferred stocks	$(7)	$993	99%	$—	$—	—%

	Less Than Twelve Months			Twelve Months or More
2015	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$(1)	$214	100%	$—	$—	—%
States, municipalities and political subdivision	(3,103)	104,825	97%	(741)	13,949	95%
Residential MBS	(110)	8,368	99%	(517)	9,708	95%
Commercial MBS	(4)	5,393	100%	—	—	—%
Asset-backed securities	(1,177)	106,046	99%	(540)	26,700	98%
Corporate and other	(15,337)	340,446	96%	(4,224)	24,075	85%

Total fixed maturities	$(19,732)	$565,292	97%	$(6,022)	$74,432	93%

Common stocks	$(676)	$4,983	88%	$—	$—	—%

Perpetual preferred stocks	$(1)	$999	100%	$—	$—	—%

At December 31, 2016, the gross unrealized losses on fixed maturities of $16.4 million relate to approximately 373 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 89% of the gross unrealized loss and 93% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

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AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2016, AILIC recorded less than $1 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2016.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in thousands).

	2016	2015	2014
Balance at January 1	$19,054	$19,756	$22,140
Additional credit impairments on:
Previously impaired securities	85	66	—
Securities without prior impairments	17	28	—
Reductions - disposals	(949)	(796)	(2,384)

Balance at December 31	$18,207	$19,054	$19,756

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2016 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized Cost	Fair Value
		Amount	%
Maturity
One year or less	$47,300	$48,216	2%
After one year through five years	473,965	502,766	21%
After five years through ten years	936,730	952,802	40%
After ten years	269,041	269,152	11%

	1,727,036	1,772,936	74%
MBS (average life of approximately 4 1/2 years)	308,388	331,865	14%
Asset-backed securities (average life of approximately 4 1/2 years)	283,809	282,540	12%

Total	$2,319,233	$2,387,341	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

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There were no investments in individual issuers that exceeded 10% of Shareholder’s Equity at December 31, 2016 or 2015.

The following table shows (in thousands) investment income earned and investment expenses incurred.

	2016	2015	2014
Investment income:
Fixed maturities	$108,661	$109,750	$109,679
Equity securities	705	798	801
Policy loans	4,043	4,031	3,949
Other	114	58	139

Gross investment income	113,523	114,637	114,568
Investment expenses	(594)	(740)	(195)

Net investment income	$112,929	$113,897	$114,373

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $0.4 million in 2016, $0.5 million in 2015 and less than $0.1 million in 2014.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed Maturities	Equity Securities	Other*	Tax Effects	Total
Year ended December 31, 2016
Realized before impairments	$3,930	$65	$448	$(1,555)	$2,888
Realized - impairments	(282)	(185)	127	119	(221)
Change in unrealized	2,847	532	(620)	(965)	1,794

Year ended December 31, 2015
Realized before impairments	$2,354	$—	$266	$(917)	$1,703
Realized - impairments	(1,495)	(200)	613	379	(703)
Change in unrealized	(68,424)	(1,004)	30,923	13,476	(25,029)

Year ended December 31, 2014
Realized before impairments	$2,509	$361	$433	$(1,156)	$2,147
Realized - impairments	—	(1)	—	—	(1)
Change in unrealized	39,614	558	(14,673)	(8,923)	16,576

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

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Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the statement of cash flows consisted of the following (in thousands):

	2016	2015	2014
Fixed maturities:
Gross gains	$4,457	$2,524	$2,514
Gross losses	(505)	(176)	(5)

Equity securities:
Gross gains	65	—	361
Gross losses	—	—	—

E.	Derivatives

As discussed under “Derivatives” in Note A – “Accounting Policies” to the financial statements, AILIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting The following derivatives that do not qualify for hedge accounting under GAAP are included AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2016		December 31, 2015
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$516	$—	$644	$—
Fixed-indexed annuities (embedded derivatives)	Annuity benefits accumulated	—	67,794	—	58,172
	Equity options - fixed indexed annuities
Equity index call options		13,411	—	7,114	—

		$13,927	$67,794	$7,758	$58,172

The MBS with embedded derivatives consist primarily of interest-only MBS with interest rates that float inversely with short-term rates. AILIC records the entire change in the fair value of these securities in earnings. These investments are part of AILIC’s overall investment strategy and represent a small component of AILIC’s overall investment portfolio.

AILIC’s fixed-indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2016, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

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The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives that do not qualify for hedge accounting for 2016, 2015 and 2014 (in thousands):

Derivative	Statement of Earnings Line	2016	2015	2014
MBS with embedded derivatives	Realized gains on securities	$(34)	$(62)	$42
Fixed-indexed annuities (embedded derivatives)(*)	Annuity benefits	(8,600)	(841)	(11,683)
Equity index call options	Annuity benefits	(3,553)	(1,327)	6,594

		$(12,187)	$(2,230)	$(5,047)

(*)	The change in fair value of the embedded derivative includes gains (losses) related to unlocking of actuarial assumptions of ($2.1) million in 2016, ($1.0) million in 2015 and ($2.4) million in 2014.

F.	Deferred Policy Acquisition Costs

A progression of deferred policy acquisition costs is presented below (in thousands):

	Deferred Costs	Sales Inducements	Unrealized	Total
Balance at December 31, 2013	$126,630	$26,671	$(44,244)	$109,057
Additions	11,224	1,900	—	13,124
Amortization:
Periodic amortization	(19,555)	(3,470)	—	(23,025)
Annuity unlocking	(2,867)	(1,202)	—	(4,069)
Included in realized gains	404	31	—	435
Change in unrealized	—	—	(13,966)	(13,966)

Balance at December 31, 2014	115,836	23,930	(58,210)	81,556

Additions	10,703	1,612	—	12,315
Amortization:
Periodic amortization	(20,852)	(3,435)	—	(24,287)
Annuity unlocking	4,447	389	—	4,836
Included in realized gains	749	116	—	865
Change in unrealized	—	—	30,254	30,254

Balance at December 31, 2015	110,883	22,612	(27,956)	105,539

Additions	9,995	1,216	—	11,211
Amortization:
Periodic amortization	(18,679)	(3,034)	—	(21,713)
Annuity unlocking	(1,037)	(19)	—	(1,056)
Included in realized gains	520	64	—	584
Change in unrealized	—	—	(536)	(536)

Balance at December 31, 2016	$101,682	$20,839	$(28,492)	$94,029

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NOTES TO FINANCIAL STATEMENTS – CONTINUED

G.	Shareholder’s Equity

Accumulated Other Comprehensive Income, Net of Tax (“AOCI”) Comprehensive income is defined as all changes in

Shareholder’s Equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists of changes in net unrealized gains or losses on available for sale securities.

The progression of the components of accumulated other comprehensive income follows (in thousands):

		Other Comprehensive Income
	AOCI Beginning Balance	Pretax	Tax	Net of tax	AOCI Ending Balance

Year ended December 31, 2016
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$6,862	$(2,401)	$4,461
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(4,103)	1,436	(2,667)

Total net unrealized gains on securities (b)	$23,212	$2,759	$(965)	$1,794	$25,006

Year ended December 31, 2015
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(36,967)	$12,938	$(24,029)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(1,538)	538	(1,000)

Total net unrealized gains on securities (b)	$48,241	$(38,505)	$13,476	$(25,029)	$23,212

Year ended December 31, 2014
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$28,801	$(10,079)	$18,722
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(3,302)	1,156	(2,146)

Total net unrealized gains on securities (b)	$31,665	$25,499	$(8,923)	$16,576	$48,241

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in AILIC’s Statement of Earnings

OCI component	Affected line in the Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)	Includes net unrealized gains of $4.2 million at both December 31, 2016 and 2015, and $4.6 million at December 31, 2014, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

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H.	Income Taxes

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the Statement of Earnings (dollars in thousands):

	2016		2015		2014
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$31,511		$35,808		$29,295

Income taxes at statutory rate	$11,029	35%	$12,533	35%	$10,253	35%
Effect of permanent items:
Dividends received deduction	(1,049)	(3%)	(917)	(3%)	(1,070)	(4%)
Other	195	1%	142	0%	(214)	(1%)

Provision for income taxes as shown in the Statement of Earnings	$10,175	33%	$11,758	32%	$8,969	30%

AILIC’s 2012- 2016 tax years remain subject to examination by the Internal Revenue Service (“IRS”).

AILIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2016, 2015 and 2014.

The total income tax provision (credit) consists of (in thousands):

	2016	2015	2014
Current taxes:
Federal	$13,621	$9,725	$11,356
State	299	173	—
Deferred taxes:
Federal	(3,745)	1,860	(2,387)

Provision for income taxes	$10,175	$11,758	$8,969

Deferred income tax assets and liabilities reflect temporary difference between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2016			2015
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$22,186	$418	$22,604	$23,296	$389	$23,685
Other, net	391	—	391	332	—	332

Total deferred tax assets	22,577	418	22,995	23,628	389	24,017
Deferred tax liabilities:
Investment securities	(1,115)	(23,854)	(24,969)	(2,124)	(22,673)	(24,797)
Deferred policy acquisition costs	(42,399)	9,972	(32,427)	(46,186)	9,785	(36,401)

Total deferred tax liabilities	(43,514)	(13,882)	(57,396)	(48,310)	(12,888)	(61,198)

Net deferred tax liabilities	$(20,937)	$(13,464)	$(34,401)	$(24,682)	$(12,499)	$(37,181)

The likelihood of realizing deferred tax assets is reviewed periodically. There was no valuation allowance against deferred tax assets as of December 31, 2016 and 2015.

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In July 2014, AFG finalized a settlement with the IRS related to tax years 2008 and 2009. As a result, AILIC’s uncertain tax positions are now effectively settled, allowing AILIC to reduce its liability for previously uncertain tax positions by $1.6 million in the third quarter of 2014. AILIC decreased its liability for uncertain tax positions by $1.6 million in 2014 and $0.2 million in 2013, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities. The following is a progression of AILIC’s uncertain tax positions, excluding interest and penalties, which all relates to the uncertainty as to the timing of tax return inclusion of investment income of certain debt securities (in thousands):

	2016	2015	2014
Balance at January 1	$—	$—	$1,587
Reductions for tax positions of current year	—	—	(1,587)

Balance at December 31	$—	$—	$—

Cash payments for income taxes, net of refunds, were $14.3 million, $8.2 million and $13.7 million in 2016, 2015 and 2014, respectively.

I.	Contingencies

AILIC is involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. None of these matters are expected to have a material adverse impact on AILIC’s results of operations or financial condition.

J.	Insurance

At December 31, 2016, U.S. Treasury Notes with a fair value of $7.6 million were on deposit as required by the insurance departments of various states.

Statutory Information AILIC is required to file financial statements with state insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Net earnings and capital surplus on a statutory basis for the Company were as follows (in thousands):

Net Earnings			Capital and Surplus
2016	2015	2014	2016	2015
$18,841	$25,032	$27,589	$269,447	$245,567

The National Association of Insurance Commissioners’ (“NAIC”) model law for risk based capital (“RBC”) applies to life insurance companies. RBC formulas determine the amount of capital that an insurance company needs so that is has an acceptable expectation of not becoming financially impaired. Companies below specific trigger points or ratios are subject to regulatory action. At December 31, 2016 and 2015, AILIC’s capital ratio substantially exceeded the RBC requirements. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2016 or 2015.

The maximum amount of dividends that can be paid to stockholders in 2017 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2017 without prior approval is $26.7 million, based on policyholder surplus.

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Fixed Annuities For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations and guaranteed withdrawal benefits. The liabilities included in AILIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in thousands):

	2016	2015
Excess death and annuitization	$695	$745
Guaranteed withdrawal benefits	3,489	2,851

Variable Annuities At December 31, 2016, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) on AILIC’s variable annuity policies exceeded the fair value of the underlying variable annuities by $20.4 million, compared to $27.0 million at December 31, 2015. Death benefits paid in excess of the variable annuity account balances were $0.5 million in 2016, $0.3 million in 2015 and $0.2 million in 2014.

K.	Additional Information

Related Parties Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2016, 2015 and 2014, AILIC paid $15.4 million, $15.3 million and $16.1 million, respectively, for services to affiliates.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2016 AILIC paid $3.8 million and in both 2015 and 2014 AILIC paid $4.5 million to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

Benefit Plans AILIC expensed approximately $0.4 million in 2016 and $0.3 million in both 2015 and 2014 for its retirement and employee savings plans.

24

FINANCIAL STATEMENTS

Annuity Investors Variable Account C

Year Ended December 31, 2016

With Report of Independent Registered

Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2016

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account C

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account C (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2016, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2016, the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

April 27, 2017

Cincinnati, Ohio

1

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES

As of 12/31/2016

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	47,804.828	$649,292	$629,111
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	114,810.357	1,643,694	1,605,050
American Century Variable Portfolios - Class II:
Large Company Value Fund	341,081.235	4,368,858	5,269,706
Mid Cap Value Fund	217,179.469	3,836,676	4,589,003
Ultra Fund	7,062.952	111,119	107,427
Calamos Advisors Trust:
Growth and Income Portfolio	124,859.380	1,809,217	1,777,997
Davis Variable Account Fund, Inc.:
Value Portfolio	757,313.361	8,336,619	6,891,551
Deutsche Variable Series II - Class A:
Global Growth VIP	13,978.719	143,879	155,443
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	18,732.722	309,192	311,526
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	43,670.247	1,533,788	1,635,887
Stock Index Fund, Inc.	486,580.317	16,509,307	22,343,769
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	23,299.930	391,459	412,176
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	11,098.232	228,921	222,077
Dreyfus Variable Investment Funds - Initial Shares:
Government Money Market Portfolio	2,282,556.162	2,282,556	2,282,557
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	18,119.068	695,494	737,809
Financial Investors Variable Insurance Trust - Class II:
Morningstar Balanced ETF Asset Allocation Portfolio	1,232,413.176	12,835,313	13,408,655
Morningstar Conservative ETF Asset Allocation Portfolio	287,018.224	3,232,917	3,071,095
Morningstar Growth ETF Asset Allocation Portfolio	2,146,926.267	20,994,352	23,380,027
Morningstar Income and Growth ETF Asset Allocation Portfolio	577,494.014	6,278,985	6,052,138
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	63,560.082	1,269,385	1,230,525
Franklin U.S. Government Securities VIP Fund	143,480.202	1,834,925	1,756,199
Mutual Global Discovery VIP Fund	108,421.699	2,301,152	2,136,991
Mutual Shares VIP Fund	87,302.803	1,774,966	1,753,041
Templeton Foreign VIP Fund	311,446.480	4,531,485	4,238,786
Templeton Global Bond VIP Fund	220,945.048	3,927,606	3,590,358
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	250,889.642	3,942,733	4,280,177
Comstock Fund	323,949.098	5,237,121	6,054,610
Core Equity Fund	14,307.564	434,597	494,756
Diversified Dividend Fund	15,435.179	349,729	407,180
Global Health Care Fund	41,766.828	977,100	1,006,998
Small Cap Equity Fund	179,333.682	3,594,352	3,296,155
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	231,631.259	3,530,192	3,634,295
Government Securities Fund	44,268.626	523,077	501,563
International Growth Fund	82,825.142	2,877,362	2,686,848
Mid Cap Core Equity Fund	174,155.662	2,305,397	2,196,104
Mid Cap Growth Fund	923,381.766	4,120,481	4,459,934
Managed Volatility Fund	97,736.012	1,348,995	1,157,194
Janus Aspen Series - Service Shares:
Balanced Portfolio	284,044.007	8,594,241	9,058,162
Enterprise Portfolio	76,717.580	4,116,276	4,313,061
Global Research Portfolio	3,207.078	90,185	127,867
Janus Portfolio	114,702.751	3,444,312	3,247,236
Overseas Portfolio	333,601.618	12,106,977	7,963,071
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	51,680.309	527,166	551,428
Mid Cap Growth Portfolio	162,422.136	1,868,371	1,416,320
U.S. Real Estate Portfolio	171,795.210	2,174,141	3,674,700
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	142,623.687	2,679,305	2,078,029
Mid-Cap Growth Portfolio	9,401.113	207,856	198,551
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	127,190.864	6,120,935	6,070,820
Conservative Balanced Fund	68,846.852	775,894	1,009,982
Global Fund	117,485.088	3,942,721	4,069,683
Main Street Fund	166,903.678	4,342,085	4,693,331
Main Street Small Cap Fund	188,442.109	4,438,445	4,475,501
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	522,069.008	4,133,714	4,046,036
Real Return Portfolio	498,641.792	6,798,976	6,118,335
Total Return Portfolio	1,433,721.493	16,063,338	15,254,797
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	37,705.675	443,401	579,536
Wilshire Variable Insurance Trust:
2015 ETF Fund	26,208.420	312,269	293,271
2025 ETF Fund	75,214.863	860,318	877,005
2035 ETF Fund	53,130.677	585,079	616,315

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of 12/31/2016

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio - 1.80% series contract	614.227	$6.224888	$3,823
International Value Portfolio - 1.75% series contract	9.439	6.249189	59
International Value Portfolio - 1.65% series contract	9.441	6.304649	60
International Value Portfolio - 1.55% series contract	4,943.460	6.360387	31,442
International Value Portfolio - 1.50% series contract	1,580.836	6.391727	10,104
International Value Portfolio - 1.45% series contract	2,094.327	6.416663	13,439
International Value Portfolio - 1.25% series contract	83,379.535	6.530701	544,527
International Value Portfolio - 1.00% series contract	3,843.393	6.675692	25,657
American Century Variable Portfolios - Class I:
Capital Appreciation Fund - 1.75% series contract	2,841.044	10.939326	31,079
Capital Appreciation Fund - 1.70% series contract	321.662	10.954376	3,524
Capital Appreciation Fund - 1.65% series contract	5,330.864	10.969320	58,476
Capital Appreciation Fund - 1.55% series contract	2,693.076	10.999271	29,622
Capital Appreciation Fund - 1.50% series contract	615.025	11.014294	6,774
Capital Appreciation Fund - 1.40% series contract	79,601.621	11.044358	879,149
Capital Appreciation Fund - 1.25% series contract	53,673.807	11.089648	595,224
Capital Appreciation Fund - 1.00% series contract	107.612	11.165280	1,202
American Century Variable Portfolios - Class II:
Large Company Value Fund - 2.00% series contract	2,474.044	14.117652	34,928
Large Company Value Fund - 1.80% series contract	5,153.503	14.369690	74,054
Large Company Value Fund - 1.75% series contract	814.680	14.425772	11,752
Large Company Value Fund - 1.65% series contract *	9,023.765	14.553747	131,330
Large Company Value Fund - 1.65% series contract	774.868	16.846149	13,054
Large Company Value Fund - 1.55% series contract	14,872.088	14.682444	218,359
Large Company Value Fund - 1.50% series contract	3,664.611	14.754702	54,070
Large Company Value Fund - 1.40% series contract	39,856.016	17.370870	692,334
Large Company Value Fund - 1.25% series contract	261,409.450	15.075341	3,940,837
Large Company Value Fund - 1.00% series contract	6,423.711	15.409859	98,988
Mid Cap Value Fund - 2.00% series contract	1,133.553	20.949927	23,748
Mid Cap Value Fund - 1.80% series contract	2,649.589	21.323931	56,500
Mid Cap Value Fund - 1.75% series contract	729.312	21.407053	15,612
Mid Cap Value Fund - 1.70% series contract	262.659	26.925912	7,072
Mid Cap Value Fund - 1.65% series contract *	6,339.291	21.596994	136,910
Mid Cap Value Fund - 1.65% series contract	1,189.744	27.091576	32,232
Mid Cap Value Fund - 1.55% series contract	9,282.677	21.787957	202,251
Mid Cap Value Fund - 1.50% series contract	3,432.474	21.895168	75,155
Mid Cap Value Fund - 1.40% series contract	25,955.255	27.935301	725,068
Mid Cap Value Fund - 1.25% series contract	138,511.457	22.370879	3,098,623
Mid Cap Value Fund - 1.00% series contract	9,438.523	22.867149	215,832
Ultra Fund - 1.65% series contract	381.821	17.564092	6,706
Ultra Fund - 1.40% series contract	5,561.293	18.111103	100,721
Calamos Advisors Trust:
Growth and Income Portfolio - 1.75% series contract	246.603	13.792446	3,401
Growth and Income Portfolio - 1.65% series contract *	1,782.359	13.914840	24,801
Growth and Income Portfolio - 1.65% series contract	2,291.522	13.519049	30,979
Growth and Income Portfolio - 1.55% series contract	3,838.783	14.037844	53,888
Growth and Income Portfolio - 1.50% series contract	235.972	14.106913	3,329
Growth and Income Portfolio - 1.40% series contract	24,226.608	13.855053	335,661
Growth and Income Portfolio - 1.25% series contract	89,687.202	14.413463	1,292,703
Growth and Income Portfolio - 1.00% series contract	2,255.758	14.733232	33,235
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.80% series contract	1,361.194	13.608047	18,523
Value Portfolio - 1.75% series contract	5,460.023	13.661131	74,590
Value Portfolio - 1.70% series contract	52.020	13.071069	680
Value Portfolio - 1.65% series contract *	1,066.775	13.782405	14,703
Value Portfolio - 1.65% series contract	3,529.250	13.135427	46,358
Value Portfolio - 1.55% series contract	18,933.096	13.904274	263,251
Value Portfolio - 1.50% series contract	5,853.687	13.972704	81,792
Value Portfolio - 1.45% series contract	5,985.362	14.027190	83,958
Value Portfolio - 1.40% series contract	36,966.670	13.461923	497,642
Value Portfolio - 1.25% series contract	386,280.834	14.276401	5,514,700
Value Portfolio - 1.00% series contract	20,239.219	14.593169	295,354
Deutsche Variable Series II - Class A:
Global Growth VIP - 1.75% series contract	9.439	9.604759	91
Global Growth VIP - 1.65% series contract	9.440	9.690039	91
Global Growth VIP - 1.55% series contract	9.838	9.775722	96
Global Growth VIP - 1.25% series contract	15,449.205	10.037391	155,070
Global Growth VIP - 1.00% series contract	9.296	10.260120	95
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP - 1.75% series contract	9.476	16.727140	159
Small Mid Cap Value VIP - 1.65% series contract	9.478	16.841238	160
Small Mid Cap Value VIP - 1.55% series contract	2,580.230	16.955650	43,749
Small Mid Cap Value VIP - 1.50% series contract	724.354	17.013159	12,324
Small Mid Cap Value VIP - 1.25% series contract	13,946.548	17.303687	241,327
Small Mid Cap Value VIP - 1.00% series contract	784.583	17.598310	13,807

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

3

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of 12/31/2016

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract	338.576	16.439109	5,566
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.360	16.503217	154
Socially Responsible Growth Fund, Inc. - 1.70% series contract	3,252.388	21.559577	70,120
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	9.361	16.649675	156
Socially Responsible Growth Fund, Inc. - 1.65% series contract	40.838	21.717268	887
Socially Responsible Growth Fund, Inc. - 1.55% series contract	776.348	16.796854	13,040
Socially Responsible Growth Fund, Inc. - 1.50% series contract	155.993	16.879547	2,633
Socially Responsible Growth Fund, Inc. - 1.45% series contract	317.248	16.945374	5,376
Socially Responsible Growth Fund, Inc. - 1.40% series contract	26,882.052	22.523946	605,490
Socially Responsible Growth Fund, Inc. - 1.25% series contract	53,731.270	17.246291	926,665
Socially Responsible Growth Fund, Inc. - 1.00% series contract	329.005	17.628895	5,800
Stock Index Fund, Inc. - 2.00% series contract	22,467.817	15.748303	353,830
Stock Index Fund, Inc. - 1.95% series contract	14,742.503	15.810121	233,081
Stock Index Fund, Inc. - 1.80% series contract **	2,570.502	16.029465	41,204
Stock Index Fund, Inc. - 1.80% series contract	646.129	23.709249	15,319
Stock Index Fund, Inc. - 1.75% series contract	27,340.904	16.091995	439,970
Stock Index Fund, Inc. - 1.70% series contract	372.168	24.058836	8,954
Stock Index Fund, Inc. - 1.65% series contract *	5,882.072	16.234756	95,494
Stock Index Fund, Inc. - 1.65% series contract	4,741.914	24.234751	114,919
Stock Index Fund, Inc. - 1.55% series contract	37,169.194	16.378299	608,768
Stock Index Fund, Inc. - 1.50% series contract	8,900.762	16.458931	146,497
Stock Index Fund, Inc. - 1.45% series contract	12,475.426	16.523096	206,133
Stock Index Fund, Inc. - 1.40% series contract	382,819.472	25.134921	9,622,137
Stock Index Fund, Inc. - 1.25% series contract	594,077.565	16.816560	9,990,341
Stock Index Fund, Inc. - 1.00% series contract	27,174.682	17.189594	467,122
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	8.143	20.788284	169
Technology Growth Portfolio - 1.65% series contract	965.116	20.916254	20,187
Technology Growth Portfolio - 1.40% series contract	18,166.903	21.567782	391,820
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 1.75% series contract	9.378	18.147224	170
MidCap Stock Portfolio - 1.65% series contract *	9.380	18.308283	172
MidCap Stock Portfolio - 1.65% series contract	168.031	16.526356	2,777
MidCap Stock Portfolio - 1.55% series contract	444.999	18.470149	8,219
MidCap Stock Portfolio - 1.50% series contract	102.182	18.561138	1,897
MidCap Stock Portfolio - 1.45% series contract	187.343	18.633519	3,491
MidCap Stock Portfolio - 1.40% series contract	1,629.002	16.937194	27,591
MidCap Stock Portfolio - 1.25% series contract	9,359.222	18.964457	177,493
MidCap Stock Portfolio - 1.00% series contract	13.755	19.385175	267
Dreyfus Variable Investment Funds - Initial Shares:
Government Money Market Portfolio - 2.00% series contract	8,329.327	0.840842	7,004
Government Money Market Portfolio - 1.80% series contract **	96.447	0.857799	83
Government Money Market Portfolio - 1.80% series contract	2,473.663	0.903307	2,234
Government Money Market Portfolio - 1.75% series contract	288,336.950	0.862584	248,715
Government Money Market Portfolio - 1.70% series contract	8,375.554	0.918353	7,692
Government Money Market Portfolio - 1.65% series contract *	18,307.239	0.869917	15,926
Government Money Market Portfolio - 1.65% series contract	12,431.995	0.924494	11,493
Government Money Market Portfolio - 1.55% series contract	135,528.144	0.879338	119,175
Government Money Market Portfolio - 1.50% series contract	1,095.970	0.885115	970
Government Money Market Portfolio - 1.45% series contract	613.155	0.888384	545
Government Money Market Portfolio - 1.40% series contract	956,340.436	0.961262	919,294
Government Money Market Portfolio - 1.25% series contract	1,018,248.144	0.906851	923,399
Government Money Market Portfolio - 1.00% series contract	28,079.074	0.926905	26,027
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	696.752	19.473085	13,568
Appreciation Portfolio - 1.70% series contract	301.599	19.760125	5,960
Appreciation Portfolio - 1.65% series contract	2,146.236	19.904699	42,720
Appreciation Portfolio - 1.40% series contract	32,724.482	20.643896	675,561
Financial Investors Variable Insurance Trust - Class II:
Morningstar Balanced ETF Asset Allocation Portfolio - 2.00% series contract	1,381.013	11.761273	16,242
Morningstar Balanced ETF Asset Allocation Portfolio - 1.85% series contract	16,041.819	11.912235	191,094
Morningstar Balanced ETF Asset Allocation Portfolio - 1.80% series contract	718.060	11.971248	8,596
Morningstar Balanced ETF Asset Allocation Portfolio - 1.75% series contract	1,882.258	12.017928	22,621
Morningstar Balanced ETF Asset Allocation Portfolio - 1.70% series contract	1,483.390	11.913015	17,672
Morningstar Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	41,249.634	12.124583	500,135
Morningstar Balanced ETF Asset Allocation Portfolio - 1.65% series contract	8,404.062	11.971661	100,611
Morningstar Balanced ETF Asset Allocation Portfolio - 1.55% series contract	167,646.482	12.231781	2,050,615
Morningstar Balanced ETF Asset Allocation Portfolio - 1.45% series contract	15,415.050	12.339919	190,220
Morningstar Balanced ETF Asset Allocation Portfolio - 1.40% series contract	88,889.744	12.269155	1,090,602
Morningstar Balanced ETF Asset Allocation Portfolio - 1.25% series contract	690,533.607	12.559089	8,672,473
Morningstar Balanced ETF Asset Allocation Portfolio - 1.00% series contract	41,253.419	12.837684	529,598
Morningstar Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,385.272	13.121242	18,176

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

4

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of 12/31/2016

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Financial Investors Variable Insurance Trust - Class II:
Morningstar Conservative ETF Asset Allocation Portfolio - 1.75% series contract	9,872.424	10.903088	107,639
Morningstar Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	10,381.749	10.999794	114,197
Morningstar Conservative ETF Asset Allocation Portfolio - 1.65% series contract	1,603.275	11.358745	18,211
Morningstar Conservative ETF Asset Allocation Portfolio - 1.55% series contract	25,583.362	11.097078	283,901
Morningstar Conservative ETF Asset Allocation Portfolio - 1.50% series contract	524.302	11.151645	5,847
Morningstar Conservative ETF Asset Allocation Portfolio - 1.45% series contract	11,624.887	11.195168	130,143
Morningstar Conservative ETF Asset Allocation Portfolio - 1.40% series contract	7,597.301	11.641073	88,441
Morningstar Conservative ETF Asset Allocation Portfolio - 1.25% series contract	203,577.446	11.393949	2,319,551
Morningstar Conservative ETF Asset Allocation Portfolio - 1.00% series contract	271.763	11.646719	3,165
Morningstar Growth ETF Asset Allocation Portfolio - 1.75% series contract	21,905.723	12.128937	265,693
Morningstar Growth ETF Asset Allocation Portfolio - 1.70% series contract	128.980	11.759519	1,517
Morningstar Growth ETF Asset Allocation Portfolio - 1.65% series contract *	79,676.861	12.236514	974,967
Morningstar Growth ETF Asset Allocation Portfolio - 1.65% series contract	10,512.083	11.817400	124,225
Morningstar Growth ETF Asset Allocation Portfolio - 1.55% series contract	191,446.341	12.344727	2,363,353
Morningstar Growth ETF Asset Allocation Portfolio - 1.50% series contract	1,732.687	12.405495	21,495
Morningstar Growth ETF Asset Allocation Portfolio - 1.45% series contract	48,688.398	12.453843	606,358
Morningstar Growth ETF Asset Allocation Portfolio - 1.40% series contract	37,085.517	12.111117	449,147
Morningstar Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,452,207.812	12.675018	18,406,760
Morningstar Growth ETF Asset Allocation Portfolio - 1.00% series contract	12,851.831	12.956302	166,512
Morningstar Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	1,333.426	11.176967	14,904
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	19,334.765	11.420878	220,820
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	79,144.789	11.522211	911,923
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	7.906	11.592209	92
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	21,346.098	11.624093	248,129
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	2,225.864	11.681311	26,001
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	29,446.636	11.726875	345,317
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	39,358.523	11.880294	467,591
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	316,881.778	11.935142	3,782,029
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	2,896.118	12.199889	35,332
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund - 1.75% series contract	957.889	26.667084	25,544
Franklin Small Cap Value VIP Fund - 1.65% series contract	483.385	26.876245	12,992
Franklin Small Cap Value VIP Fund - 1.55% series contract	4,651.017	27.086227	125,979
Franklin Small Cap Value VIP Fund - 1.50% series contract	879.098	27.191887	23,904
Franklin Small Cap Value VIP Fund - 1.45% series contract	83.946	27.297915	2,292
Franklin Small Cap Value VIP Fund - 1.25% series contract	35,779.986	27.726218	992,044
Franklin Small Cap Value VIP Fund - 1.00% series contract	1,689.791	28.269466	47,770
Franklin U.S. Government Securities VIP Fund - 2.00% series contract	2,318.558	10.552467	24,467
Franklin U.S. Government Securities VIP Fund - 1.80% series contract	1,047.853	10.740820	11,255
Franklin U.S. Government Securities VIP Fund - 1.75% series contract	7,635.184	10.782720	82,328
Franklin U.S. Government Securities VIP Fund - 1.65% series contract	6,733.247	10.878383	73,247
Franklin U.S. Government Securities VIP Fund - 1.55% series contract	8,083.389	10.974554	88,712
Franklin U.S. Government Securities VIP Fund - 1.50% series contract	324.354	11.028515	3,577
Franklin U.S. Government Securities VIP Fund - 1.45% series contract	108.412	11.071548	1,200
Franklin U.S. Government Securities VIP Fund - 1.25% series contract	121,440.669	11.268137	1,368,410
Franklin U.S. Government Securities VIP Fund - 1.00% series contract	8,942.681	11.518090	103,003
Mutual Global Discovery VIP Fund - 1.80% series contract	583.246	18.765882	10,945
Mutual Global Discovery VIP Fund - 1.75% series contract	1,970.220	18.839023	37,117
Mutual Global Discovery VIP Fund - 1.65% series contract	2,729.120	18.986803	51,817
Mutual Global Discovery VIP Fund - 1.55% series contract	2,275.754	19.135217	43,547
Mutual Global Discovery VIP Fund - 1.50% series contract	1,076.733	19.209826	20,684
Mutual Global Discovery VIP Fund - 1.25% series contract	98,300.103	19.587400	1,925,443
Mutual Global Discovery VIP Fund - 1.00% series contract	2,375.307	19.971247	47,438
Mutual Shares VIP Fund - 1.75% series contract	4,295.153	13.801835	59,281
Mutual Shares VIP Fund - 1.65% series contract	451.405	13.924302	6,286
Mutual Shares VIP Fund - 1.55% series contract	5,737.922	14.047410	80,603
Mutual Shares VIP Fund - 1.50% series contract	2,107.099	14.116554	29,745
Mutual Shares VIP Fund - 1.25% series contract	106,666.300	14.423354	1,538,486
Mutual Shares VIP Fund - 1.00% series contract	2,620.848	14.743305	38,640
Templeton Foreign VIP Fund - 2.00% series contract	46,854.662	8.988014	421,130
Templeton Foreign VIP Fund - 1.95% series contract	29,356.122	9.023328	264,890
Templeton Foreign VIP Fund - 1.80% series contract	7,753.077	9.148541	70,929
Templeton Foreign VIP Fund - 1.75% series contract	47,492.354	9.184219	436,180
Templeton Foreign VIP Fund - 1.70% series contract	731.592	9.364401	6,851
Templeton Foreign VIP Fund - 1.65% series contract *	10,425.257	9.265757	96,598
Templeton Foreign VIP Fund - 1.65% series contract	1,386.252	9.410509	13,045
Templeton Foreign VIP Fund - 1.55% series contract	11,128.867	9.347667	104,029
Templeton Foreign VIP Fund - 1.50% series contract	7,534.376	9.393721	70,776
Templeton Foreign VIP Fund - 1.40% series contract	39,724.165	9.644470	383,119
Templeton Foreign VIP Fund - 1.25% series contract	238,740.441	9.597896	2,291,406
Templeton Foreign VIP Fund - 1.00% series contract	8,137.249	9.810860	79,833

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

5

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of 12/31/2016

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Global Bond VIP Fund - 2.00% series contract	6,807.681	12.936776	88,069
Templeton Global Bond VIP Fund - 1.95% series contract	3,816.212	12.987622	49,564
Templeton Global Bond VIP Fund - 1.80% series contract	1,929.622	13.140921	25,357
Templeton Global Bond VIP Fund - 1.75% series contract	9,551.620	13.192174	126,007
Templeton Global Bond VIP Fund - 1.65% series contract	5,614.958	13.295682	74,655
Templeton Global Bond VIP Fund - 1.55% series contract	6,752.093	13.399591	90,475
Templeton Global Bond VIP Fund - 1.50% series contract	481.884	13.451877	6,482
Templeton Global Bond VIP Fund - 1.25% series contract	226,219.642	13.716266	3,102,889
Templeton Global Bond VIP Fund - 1.00% series contract	1,920.589	13.985085	26,860
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 2.00% series contract	1,516.270	16.127584	24,454
American Value Fund - 1.95% series contract	1,003.299	16.190894	16,244
American Value Fund - 1.80% series contract	1,820.584	16.415536	29,886
American Value Fund - 1.75% series contract	1,370.075	16.479540	22,578
American Value Fund - 1.70% series contract	303.953	32.783349	9,965
American Value Fund - 1.65% series contract *	2,149.485	16.625815	35,737
American Value Fund - 1.65% series contract	4,537.590	33.023152	149,846
American Value Fund - 1.55% series contract	5,192.867	16.772811	87,099
American Value Fund - 1.50% series contract	4,067.836	16.855373	68,565
American Value Fund - 1.45% series contract	940.073	16.921106	15,907
American Value Fund - 1.40% series contract	59,779.000	34.249776	2,047,417
American Value Fund - 1.25% series contract	96,240.890	17.221717	1,657,433
American Value Fund - 1.00% series contract	6,535.312	17.603800	115,046
Comstock Fund - 2.00% series contract	14,836.027	15.665896	232,420
Comstock Fund - 1.95% series contract	9,175.608	15.711421	144,162
Comstock Fund - 1.80% series contract	441.715	15.848496	7,001
Comstock Fund - 1.75% series contract	17,663.502	15.894239	280,748
Comstock Fund - 1.70% series contract	458.406	15.940438	7,307
Comstock Fund - 1.65% series contract	18,716.543	15.986410	299,210
Comstock Fund - 1.55% series contract	3,310.672	16.078821	53,232
Comstock Fund - 1.50% series contract	1,984.210	16.125254	31,996
Comstock Fund - 1.45% series contract	284.011	16.171746	4,593
Comstock Fund - 1.40% series contract	177,439.526	16.218464	2,877,797
Comstock Fund - 1.25% series contract	128,245.721	16.359243	2,098,003
Comstock Fund - 1.00% series contract	1,093.109	16.595969	18,141
Core Equity Fund - 1.80% series contract	867.479	15.775417	13,685
Core Equity Fund - 1.70% series contract	6.505	15.948051	104
Core Equity Fund - 1.65% series contract	3,918.315	16.034749	62,829
Core Equity Fund - 1.40% series contract	25,379.517	16.475403	418,138
Diversified Dividend Fund - 1.70% series contract	1,059.690	17.214356	18,242
Diversified Dividend Fund - 1.65% series contract	4,859.528	17.264014	83,895
Diversified Dividend Fund - 1.40% series contract	17,416.596	17.514512	305,043
Global Health Care Fund - 1.70% series contract	352.508	23.818589	8,396
Global Health Care Fund - 1.65% series contract	2,840.029	23.992767	68,140
Global Health Care Fund - 1.40% series contract	37,392.010	24.883978	930,462
Small Cap Equity Fund - 2.00% series contract	1,180.379	15.808136	18,660
Small Cap Equity Fund - 1.80% series contract *	1,505.370	16.090441	24,222
Small Cap Equity Fund - 1.80% series contract	403.261	14.866295	5,995
Small Cap Equity Fund - 1.75% series contract	870.824	16.153121	14,067
Small Cap Equity Fund - 1.70% series contract	992.579	15.013643	14,902
Small Cap Equity Fund - 1.65% series contract *	5,056.828	16.296502	82,409
Small Cap Equity Fund - 1.65% series contract	3,721.591	15.087626	56,150
Small Cap Equity Fund - 1.55% series contract	7,095.244	16.440637	116,650
Small Cap Equity Fund - 1.50% series contract	2,755.043	16.521528	45,518
Small Cap Equity Fund - 1.45% series contract	884.898	16.586010	14,677
Small Cap Equity Fund - 1.40% series contract	40,887.031	15.462988	632,236
Small Cap Equity Fund - 1.25% series contract	128,323.703	16.880597	2,166,181
Small Cap Equity Fund - 1.00% series contract	6,055.444	17.255177	104,488
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund - 2.00% series contract	1,550.849	9.922305	15,388
Global Real Estate Fund - 1.95% series contract	216.817	9.961271	2,160
Global Real Estate Fund - 1.80% series contract	3,509.872	10.099514	35,448
Global Real Estate Fund - 1.75% series contract	1,660.737	10.138873	16,838
Global Real Estate Fund - 1.65% series contract	11,009.264	10.228842	112,612
Global Real Estate Fund - 1.55% series contract	15,046.753	10.319296	155,272
Global Real Estate Fund - 1.50% series contract	5,425.390	10.370132	56,262
Global Real Estate Fund - 1.45% series contract	1,619.044	10.410605	16,855
Global Real Estate Fund - 1.25% series contract	296,067.066	10.595497	3,136,978
Global Real Estate Fund - 1.00% series contract	7,984.946	10.830627	86,482

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

6

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of 12/31/2016

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Invesco Variable Insurance Funds - Series II Shares:
Government Securities Fund - 1.70% series contract	604.167	12.287001	7,423
Government Securities Fund - 1.65% series contract	9,884.890	12.376847	122,344
Government Securities Fund - 1.40% series contract	28,963.872	12.836551	371,796
International Growth Fund - 2.00% series contract	14,682.556	9.895682	145,294
International Growth Fund - 1.95% series contract	10,586.016	9.934556	105,167
International Growth Fund - 1.80% series contract	523.707	10.072399	5,275
International Growth Fund - 1.75% series contract	17,723.447	10.111686	179,214
International Growth Fund - 1.65% series contract	1,109.641	10.201427	11,320
International Growth Fund - 1.55% series contract	4,662.883	10.291623	47,989
International Growth Fund - 1.50% series contract	1,574.509	10.342290	16,284
International Growth Fund - 1.45% series contract	131.786	10.382624	1,368
International Growth Fund - 1.25% series contract	199,592.125	10.567058	2,109,102
International Growth Fund - 1.00% series contract	6,094.986	10.801520	65,835
Mid Cap Core Equity Fund - 2.00% series contract	833.406	13.497893	11,249
Mid Cap Core Equity Fund - 1.80% series contract	1,179.556	13.738856	16,206
Mid Cap Core Equity Fund - 1.75% series contract	846.821	13.792456	11,680
Mid Cap Core Equity Fund - 1.65% series contract *	9.387	13.914884	131
Mid Cap Core Equity Fund - 1.65% series contract	1,841.847	23.240744	42,806
Mid Cap Core Equity Fund - 1.55% series contract	5,814.967	14.037920	81,630
Mid Cap Core Equity Fund - 1.50% series contract	504.999	14.107028	7,124
Mid Cap Core Equity Fund - 1.45% series contract	336.859	14.162041	4,771
Mid Cap Core Equity Fund - 1.40% series contract	22,007.774	24.104030	530,476
Mid Cap Core Equity Fund - 1.25% series contract	101,551.478	14.413627	1,463,725
Mid Cap Core Equity Fund - 1.00% series contract	1,785.446	14.733411	26,306
Mid Cap Growth Fund - 2.00% series contract	2,080.708	13.428546	27,941
Mid Cap Growth Fund - 1.80% series contract	1,609.717	13.557441	21,824
Mid Cap Growth Fund - 1.75% series contract	1,216.488	13.589693	16,532
Mid Cap Growth Fund - 1.70% series contract	296.218	13.622232	4,035
Mid Cap Growth Fund - 1.65% series contract	4,184.053	13.654663	57,132
Mid Cap Growth Fund - 1.55% series contract	13,887.948	13.719679	190,538
Mid Cap Growth Fund - 1.50% series contract	4,540.314	13.752309	62,440
Mid Cap Growth Fund - 1.45% series contract	2,759.532	13.785005	38,040
Mid Cap Growth Fund - 1.40% series contract	67,040.506	13.817813	926,353
Mid Cap Growth Fund - 1.25% series contract	212,794.034	13.916636	2,961,377
Mid Cap Growth Fund - 1.00% series contract	10,915.873	14.082446	153,722
Managed Volatility Fund - 1.70% series contract	55.078	23.710276	1,306
Managed Volatility Fund - 1.65% series contract	3,540.303	23.863261	84,483
Managed Volatility Fund - 1.40% series contract	43,476.515	24.643312	1,071,405
Janus Aspen Series - Service Shares:
Balanced Portfolio - 2.00% series contract	12,926.265	14.880360	192,347
Balanced Portfolio - 1.95% series contract	7,655.430	14.938827	114,363
Balanced Portfolio - 1.80% series contract **	2,943.370	15.145970	44,580
Balanced Portfolio - 1.80% series contract	665.174	22.003251	14,636
Balanced Portfolio - 1.75% series contract	25,390.441	15.205030	386,062
Balanced Portfolio - 1.70% series contract	3,056.434	22.327600	68,243
Balanced Portfolio - 1.65% series contract *	2,229.210	15.339955	34,196
Balanced Portfolio - 1.65% series contract	10,846.298	22.490949	243,944
Balanced Portfolio - 1.55% series contract	35,948.994	15.475551	556,330
Balanced Portfolio - 1.50% series contract	11,122.914	15.551699	172,980
Balanced Portfolio - 1.45% series contract	5,792.798	15.612352	90,439
Balanced Portfolio - 1.40% series contract	94,661.597	23.326210	2,208,096
Balanced Portfolio - 1.25% series contract	305,790.789	15.889565	4,858,883
Balanced Portfolio - 1.00% series contract	4,498.398	16.242029	73,063
Enterprise Portfolio - 2.00% series contract	1,645.826	17.058301	28,075
Enterprise Portfolio - 1.80% series contract *	1,903.275	17.362886	33,046
Enterprise Portfolio - 1.80% series contract	198.999	38.050381	7,572
Enterprise Portfolio - 1.75% series contract	891.778	17.430587	15,544
Enterprise Portfolio - 1.70% series contract	170.943	38.611302	6,600
Enterprise Portfolio - 1.65% series contract *	8,967.170	17.585289	157,690
Enterprise Portfolio - 1.65% series contract	68.694	38.893689	2,672
Enterprise Portfolio - 1.55% series contract	9,022.058	17.740749	160,058
Enterprise Portfolio - 1.50% series contract	3,904.631	17.828127	69,612
Enterprise Portfolio - 1.40% series contract	24,764.716	40.338346	998,968
Enterprise Portfolio - 1.25% series contract	146,903.508	18.215519	2,675,924
Enterprise Portfolio - 1.00% series contract	8,448.063	18.619705	157,300

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

7

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of 12/31/2016

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series - Service Shares:
Global Research Portfolio - 1.70% series contract	58.808	15.859151	933
Global Research Portfolio - 1.40% series contract	7,661.022	16.568744	126,934
Janus Portfolio - 2.00% series contract	10,367.552	14.369290	148,974
Janus Portfolio - 1.95% series contract	7,166.001	14.425689	103,375
Janus Portfolio - 1.80% series contract	432.840	14.625830	6,331
Janus Portfolio - 1.75% series contract	10,850.251	14.682854	159,313
Janus Portfolio - 1.70% series contract	2,068.477	21.873442	45,245
Janus Portfolio - 1.65% series contract *	2,486.571	14.813098	36,834
Janus Portfolio - 1.65% series contract	98.647	22.033408	2,174
Janus Portfolio - 1.55% series contract	4,491.914	14.944105	67,128
Janus Portfolio - 1.50% series contract	649.795	15.017670	9,758
Janus Portfolio - 1.40% series contract	27,174.680	22.851892	620,993
Janus Portfolio - 1.25% series contract	130,404.826	15.343989	2,000,930
Janus Portfolio - 1.00% series contract	2,944.420	15.684375	46,181
Overseas Portfolio - 2.00% series contract	27,087.194	5.790549	156,850
Overseas Portfolio - 1.95% series contract	16,982.407	5.813288	98,724
Overseas Portfolio - 1.80% series contract	2,074.792	5.894019	12,229
Overseas Portfolio - 1.75% series contract	61,956.697	5.917024	366,599
Overseas Portfolio - 1.70% series contract	62.028	14.727641	914
Overseas Portfolio - 1.65% series contract *	3,704.392	5.969558	22,114
Overseas Portfolio - 1.65% series contract	3,212.076	14.818287	47,597
Overseas Portfolio - 1.55% series contract	36,228.319	6.022379	218,181
Overseas Portfolio - 1.50% series contract	10,090.848	6.052036	61,070
Overseas Portfolio - 1.45% series contract	8,154.070	6.075665	49,541
Overseas Portfolio - 1.40% series contract	120,700.488	15.279997	1,844,303
Overseas Portfolio - 1.25% series contract	784,561.592	6.183646	4,851,451
Overseas Portfolio - 1.00% series contract	36,940.398	6.320935	233,498
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.75% series contract	9.499	12.252841	116
Core Plus Fixed Income Portfolio - 1.70% series contract	989.284	13.922991	13,774
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.501	12.361559	117
Core Plus Fixed Income Portfolio - 1.65% series contract	10,842.374	14.024827	152,062
Core Plus Fixed Income Portfolio - 1.55% series contract	1,501.160	12.470805	18,721
Core Plus Fixed Income Portfolio - 1.50% series contract	11.459	12.532167	144
Core Plus Fixed Income Portfolio - 1.40% series contract	22,014.632	14.545766	320,220
Core Plus Fixed Income Portfolio - 1.25% series contract	1,464.525	12.804440	18,752
Core Plus Fixed Income Portfolio - 1.00% series contract	2,102.798	13.088426	27,522
Mid Cap Growth Portfolio - 1.80% series contract	294.701	12.128894	3,574
Mid Cap Growth Portfolio - 1.75% series contract	246.944	12.176220	3,007
Mid Cap Growth Portfolio - 1.70% series contract	51.515	12.978511	669
Mid Cap Growth Portfolio - 1.65% series contract *	1,032.325	12.284302	12,681
Mid Cap Growth Portfolio - 1.65% series contract	1,972.587	13.042422	25,727
Mid Cap Growth Portfolio - 1.55% series contract	6,269.976	12.392907	77,703
Mid Cap Growth Portfolio - 1.50% series contract	2,479.302	12.453933	30,877
Mid Cap Growth Portfolio - 1.45% series contract	268.347	12.502522	3,355
Mid Cap Growth Portfolio - 1.40% series contract	13,676.892	13.366633	182,814
Mid Cap Growth Portfolio - 1.25% series contract	80,781.212	12.724618	1,027,910
Mid Cap Growth Portfolio - 1.00% series contract	3,690.569	13.006994	48,003
U.S. Real Estate Portfolio - 1.80% series contract	183.345	33.961818	6,227
U.S. Real Estate Portfolio - 1.70% series contract	1,133.338	34.462481	39,058
U.S. Real Estate Portfolio - 1.65% series contract	4,430.862	34.714620	153,816
U.S. Real Estate Portfolio - 1.40% series contract	96,533.714	36.003996	3,475,599
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.75% series contract	3,095.319	14.778676	45,745
Guardian Portfolio - 1.70% series contract	48.450	24.243956	1,175
Guardian Portfolio - 1.65% series contract *	9.268	14.909855	138
Guardian Portfolio - 1.65% series contract	26.476	24.421345	647
Guardian Portfolio - 1.55% series contract	3,118.599	15.041675	46,909
Guardian Portfolio - 1.45% series contract	342.329	15.174634	5,195
Guardian Portfolio - 1.40% series contract	43,121.011	25.328492	1,092,190
Guardian Portfolio - 1.25% series contract	54,731.435	15.444208	845,284
Guardian Portfolio - 1.00% series contract	2,580.978	15.786856	40,746
Mid-Cap Growth Portfolio - 1.70% series contract	719.557	9.912174	7,132
Mid-Cap Growth Portfolio - 1.65% series contract	137.854	9.918058	1,367
Mid-Cap Growth Portfolio - 1.40% series contract	19,105.442	9.947529	190,052
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund - 2.00% series contract	1,971.424	12.671551	24,981
Capital Appreciation Fund - 1.80% series contract	2,334.384	12.897827	30,108
Capital Appreciation Fund - 1.75% series contract	3,411.908	12.948122	44,178
Capital Appreciation Fund - 1.70% series contract	77.478	19.922613	1,544
Capital Appreciation Fund - 1.65% series contract *	7,651.944	13.062991	99,957
Capital Appreciation Fund - 1.65% series contract	907.437	20.068317	18,211
Capital Appreciation Fund - 1.55% series contract	23,581.440	13.178507	310,768
Capital Appreciation Fund - 1.50% series contract	5,632.102	13.243365	74,588
Capital Appreciation Fund - 1.45% series contract	3,750.682	13.294970	49,865
Capital Appreciation Fund - 1.40% series contract	36,342.119	20.813797	756,417
Capital Appreciation Fund - 1.25% series contract	323,585.459	13.531173	4,378,491
Capital Appreciation Fund - 1.00% series contract	20,367.659	13.831351	281,712

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

8

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of 12/31/2016

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Oppenheimer Variable Account Funds - Service Shares:
Conservative Balanced Fund - 1.75% series contract	9.444	9.973574	94
Conservative Balanced Fund - 1.70% series contract	26.216	14.559754	382
Conservative Balanced Fund - 1.65% series contract *	331.473	10.062062	3,335
Conservative Balanced Fund - 1.65% series contract	7,241.674	14.666235	106,208
Conservative Balanced Fund - 1.55% series contract	9.843	10.151025	100
Conservative Balanced Fund - 1.40% series contract	45,175.029	15.211046	687,159
Conservative Balanced Fund - 1.25% series contract	20,398.384	10.422661	212,605
Conservative Balanced Fund - 1.00% series contract	9.301	10.653896	99
Global Fund - 2.00% series contract	7,998.409	12.654132	101,213
Global Fund - 1.95% series contract	5,215.222	12.703859	66,253
Global Fund - 1.80% series contract **	3,335.380	12.880110	42,960
Global Fund - 1.80% series contract	202.551	25.049214	5,074
Global Fund - 1.75% series contract	10,382.539	12.930355	134,250
Global Fund - 1.70% series contract	53.749	25.418502	1,366
Global Fund - 1.65% series contract *	1,749.751	13.045077	22,826
Global Fund - 1.65% series contract	3,251.469	25.604405	83,252
Global Fund - 1.55% series contract	2,946.129	13.160434	38,772
Global Fund - 1.50% series contract	3,055.311	13.225266	40,407
Global Fund - 1.40% series contract	56,651.192	26.555508	1,504,401
Global Fund - 1.25% series contract	146,271.628	13.512650	1,976,517
Global Fund - 1.00% series contract	3,793.048	13.812530	52,392
Main Street Fund - 2.00% series contract	12,620.404	15.722053	198,419
Main Street Fund - 1.95% series contract	8,594.302	15.783847	135,651
Main Street Fund - 1.80% series contract	449.628	16.002736	7,195
Main Street Fund - 1.75% series contract	13,740.155	16.065143	220,738
Main Street Fund - 1.70% series contract	896.080	18.743993	16,796
Main Street Fund - 1.65% series contract *	1,348.474	16.207749	21,856
Main Street Fund - 1.65% series contract	680.530	18.859303	12,834
Main Street Fund - 1.55% series contract	4,746.779	16.351021	77,615
Main Street Fund - 1.50% series contract	680.106	16.431457	11,175
Main Street Fund - 1.45% series contract	240.930	16.495603	3,974
Main Street Fund - 1.40% series contract	83,464.359	19.446686	1,623,105
Main Street Fund - 1.25% series contract	137,473.305	16.788539	2,307,976
Main Street Fund - 1.00% series contract	3,263.072	17.160962	55,997
Main Street Small Cap Fund - 1.80% series contract	2,746.932	18.934663	52,012
Main Street Small Cap Fund - 1.75% series contract	143.106	19.008559	2,720
Main Street Small Cap Fund - 1.70% series contract	385.882	33.206610	12,814
Main Street Small Cap Fund - 1.65% series contract *	470.645	19.177205	9,026
Main Street Small Cap Fund - 1.65% series contract	1,099.705	33.449497	36,785
Main Street Small Cap Fund - 1.55% series contract	3,417.305	19.346734	66,114
Main Street Small Cap Fund - 1.50% series contract	1,702.953	19.441976	33,109
Main Street Small Cap Fund - 1.45% series contract	222.744	19.517829	4,347
Main Street Small Cap Fund - 1.40% series contract	72,026.286	34.691904	2,498,729
Main Street Small Cap Fund - 1.25% series contract	87,199.557	19.864528	1,732,178
Main Street Small Cap Fund - 1.00% series contract	1,362.532	20.305235	27,667

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

9

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of 12/31/2016

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	15,182.328	14.513551	220,349
High Yield Portfolio - 1.95% series contract	8,327.324	14.570542	121,334
High Yield Portfolio - 1.80% series contract	2,338.238	14.772626	34,542
High Yield Portfolio - 1.75% series contract	15,469.679	14.830237	229,419
High Yield Portfolio - 1.70% series contract	212.680	23.897756	5,083
High Yield Portfolio - 1.65% series contract *	6,010.051	14.961755	89,921
High Yield Portfolio - 1.65% series contract	2,219.089	24.072562	53,419
High Yield Portfolio - 1.55% series contract	10,906.939	15.094062	164,630
High Yield Portfolio - 1.50% series contract	2,644.128	15.168275	40,107
High Yield Portfolio - 1.45% series contract	638.962	15.227436	9,730
High Yield Portfolio - 1.40% series contract	27,915.514	24.966586	696,955
High Yield Portfolio - 1.25% series contract	146,996.160	15.497860	2,278,126
High Yield Portfolio - 1.00% series contract	6,465.288	15.841603	102,421
Real Return Portfolio - 2.00% series contract	5,558.280	11.265705	62,618
Real Return Portfolio - 1.95% series contract	567.518	11.309962	6,419
Real Return Portfolio - 1.80% series contract	2,486.967	11.466794	28,518
Real Return Portfolio - 1.75% series contract	10,837.886	11.511512	124,760
Real Return Portfolio - 1.70% series contract	298.118	15.679213	4,674
Real Return Portfolio - 1.65% series contract *	8,259.689	11.613671	95,925
Real Return Portfolio - 1.65% series contract	15,334.081	15.793897	242,185
Real Return Portfolio - 1.55% series contract	25,312.746	11.716303	296,572
Real Return Portfolio - 1.50% series contract	3,473.014	11.773968	40,891
Real Return Portfolio - 1.45% series contract	1,127.154	11.819899	13,323
Real Return Portfolio - 1.40% series contract	80,930.506	16.380483	1,325,681
Real Return Portfolio - 1.25% series contract	302,846.503	12.029792	3,643,180
Real Return Portfolio - 1.00% series contract	18,996.193	12.296612	233,589
Total Return Portfolio - 2.00% series contract	29,365.924	12.538334	368,200
Total Return Portfolio - 1.95% series contract	14,572.640	12.587619	183,435
Total Return Portfolio - 1.80% series contract	7,317.879	12.762166	93,392
Total Return Portfolio - 1.75% series contract	40,445.465	12.811955	518,185
Total Return Portfolio - 1.70% series contract	634.080	16.240471	10,298
Total Return Portfolio - 1.65% series contract *	22,838.003	12.925580	295,194
Total Return Portfolio - 1.65% series contract	5,566.110	16.359282	91,058
Total Return Portfolio - 1.55% series contract	41,402.829	13.039856	539,887
Total Return Portfolio - 1.50% series contract	11,219.463	13.104026	147,020
Total Return Portfolio - 1.45% series contract	8,983.697	13.155138	118,182
Total Return Portfolio - 1.40% series contract	126,169.248	16.966831	2,140,692
Total Return Portfolio - 1.25% series contract	767,502.490	13.388683	10,275,848
Total Return Portfolio - 1.00% series contract	34,591.385	13.685668	473,406
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund - 1.70% series contract	445.650	16.028165	7,143
Guggenheim U.S. Long Short Equity Fund - 1.65% series contract	514.444	16.145386	8,306
Guggenheim U.S. Long Short Equity Fund - 1.40% series contract	33,686.718	16.745098	564,087
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	6,490.806	12.502462	81,151
2015 ETF Fund - 1.70% series contract	46.396	11.981928	556
2015 ETF Fund - 1.65% series contract *	9.440	12.613364	119
2015 ETF Fund - 1.65% series contract	329.473	12.040871	3,967
2015 ETF Fund - 1.55% series contract	9.838	12.724896	125
2015 ETF Fund - 1.40% series contract	11,182.989	12.340118	137,999
2015 ETF Fund - 1.25% series contract	5,298.779	13.065327	69,230
2015 ETF Fund - 1.00% series contract	9.293	13.355205	124
2025 ETF Fund - 1.75% series contract	908.973	12.114903	11,012
2025 ETF Fund - 1.70% series contract	72.105	11.471451	827
2025 ETF Fund - 1.65% series contract *	9.420	12.222385	115
2025 ETF Fund - 1.65% series contract	7.897	11.527922	91
2025 ETF Fund - 1.55% series contract	5,508.730	12.330445	67,925
2025 ETF Fund - 1.50% series contract	183.946	12.391148	2,279
2025 ETF Fund - 1.40% series contract	23,398.034	11.814418	276,434
2025 ETF Fund - 1.25% series contract	39,220.331	12.660337	496,543
2025 ETF Fund - 1.00% series contract	1,682.895	12.941222	21,779
2035 ETF Fund - 1.75% series contract	9.398	11.862820	111
2035 ETF Fund - 1.70% series contract	12,224.211	10.988597	134,327
2035 ETF Fund - 1.65% series contract *	9.400	11.968127	113
2035 ETF Fund - 1.65% series contract	17.113	11.042700	189
2035 ETF Fund - 1.55% series contract	9.798	12.073885	118
2035 ETF Fund - 1.40% series contract	17,438.782	11.317158	197,357
2035 ETF Fund - 1.25% series contract	21,773.762	12.396986	269,929
2035 ETF Fund - 1.00% series contract	1,118.316	12.672006	14,171
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

10

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$6,817	$7,691	$(874)	$(3,277)	$0	$(7,737)	$(11,014)	$(11,888)
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	0	23,164	(23,164)	(13,104)	169,900	(106,228)	50,568	27,404
American Century Variable Portfolios - Class II:
Large Company Value Fund	92,839	61,011	31,828	126,253	263,074	194,889	584,216	616,044
Mid Cap Value Fund	61,941	52,495	9,446	128,795	184,581	451,294	764,670	774,116
Ultra Fund	241	1,773	(1,532)	(1,404)	5,093	2,459	6,148	4,616
Calamos Advisors Trust:
Growth and Income Portfolio	43,402	24,403	18,999	(7,962)	44,939	31,552	68,529	87,528
Davis Variable Account Fund, Inc.:
Value Portfolio	82,576	88,148	(5,572)	(94,261)	988,996	(178,406)	716,329	710,757
Deutsche Variable Series II - Class A:
Global Growth VIP	1,127	1,790	(663)	3,139	0	673	3,812	3,149
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	755	4,241	(3,486)	5,242	34,397	12,160	51,799	48,313
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	15,439	20,553	(5,114)	28,998	147,903	(41,846)	135,055	129,941
Stock Index Fund, Inc.	378,632	290,997	87,635	974,196	744,835	243,324	1,962,355	2,049,990
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	0	6,569	(6,569)	35,303	23,658	(35,953)	23,008	16,439
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	1,485	2,457	(972)	(1,598)	12,415	14,656	25,473	24,501
Dreyfus Variable Investment Funds - Initial Shares:
Government Money Market Portfolio	190	36,579	(36,389)	0	0	0	0	(36,389)
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	10,079	10,343	(264)	23,734	107,481	(87,887)	43,328	43,064
Financial Investors Variable Insurance Trust - Class II:
Morningstar Balanced ETF Asset Allocation Portfolio	221,832	171,013	50,819	364,510	640,042	(185,824)	818,728	869,547
Morningstar Conservative ETF Asset Allocation Portfolio	47,906	42,425	5,481	(22,948)	82,490	38,835	98,377	103,858
Morningstar Growth ETF Asset Allocation Portfolio	330,804	305,764	25,040	867,687	1,014,871	(66,189)	1,816,369	1,841,409
Morningstar Income and Growth ETF Asset Allocation Portfolio	103,933	86,840	17,093	147,539	317,871	(182,787)	282,623	299,716
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	9,850	15,551	(5,701)	(14,452)	181,016	147,717	314,281	308,580
Franklin U.S. Government Securities VIP Fund	52,118	26,000	26,118	(36,242)	0	(431)	(36,673)	(10,555)
Mutual Global Discovery VIP Fund	32,764	25,257	7,507	(58,297)	155,363	102,410	199,476	206,983
Mutual Shares VIP Fund	33,572	21,433	12,139	17,750	138,301	62,247	218,298	230,437
Templeton Foreign VIP Fund	71,627	55,970	15,657	(5,961)	64,155	148,013	206,207	221,864
Templeton Global Bond VIP Fund	0	45,689	(45,689)	(74,282)	2,992	175,670	104,380	58,691
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	14,550	54,873	(40,323)	189,976	224,791	163,930	578,697	538,374
Comstock Fund	86,177	78,423	7,754	201,606	429,992	224,352	855,950	863,704
Core Equity Fund	3,386	6,477	(3,091)	12,998	30,348	(4,690)	38,656	35,565
Diversified Dividend Fund	5,362	5,892	(530)	33,729	0	15,190	48,919	48,389
Global Health Care Fund	0	15,634	(15,634)	92,981	160,086	(398,214)	(145,147)	(160,781)
Small Cap Equity Fund	0	40,086	(40,086)	38,159	220,758	105,093	364,010	323,924

The accompanying notes are an integral part of these financial statements.

11

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2016

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	$52,778	$48,970	$3,808	$89,666	$71,570	$(140,717)	$20,519	$24,327
Government Securities Fund	9,805	8,219	1,586	(4,143)	0	1,536	(2,607)	(1,021)
International Growth Fund	31,030	37,626	(6,596)	33,430	0	(89,620)	(56,190)	(62,786)
Mid Cap Core Equity Fund	0	27,659	(27,659)	19,102	138,163	113,204	270,469	242,810
Mid Cap Growth Fund	0	56,832	(56,832)	77,527	446,590	(512,160)	11,957	(44,875)
Managed Volatility Fund	18,370	16,580	1,790	(59,103)	34,968	117,370	93,235	95,025
Janus Aspen Series - Service Shares:
Balanced Portfolio	174,954	124,618	50,336	81,638	126,122	1,949	209,709	260,045
Enterprise Portfolio	958	50,057	(49,099)	99,703	312,049	20,784	432,536	383,437
Global Research Portfolio	1,193	1,747	(554)	739	0	562	1,301	747
Janus Portfolio	12,823	46,618	(33,795)	127,468	211,779	(373,705)	(34,458)	(68,253)
Overseas Portfolio	354,174	103,438	250,736	(439,175)	243,089	(678,330)	(874,416)	(623,680)
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	10,821	8,220	2,601	6,820	0	15,876	22,696	25,297
Mid Cap Growth Portfolio	70,802	19,984	50,818	(65,474)	0	(156,976)	(222,450)	(171,632)
U.S. Real Estate Portfolio	48,755	53,152	(4,397)	166,269	0	26,363	192,632	188,235
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	8,122	28,098	(19,976)	(51,997)	393,987	(176,252)	165,738	145,762
Mid-Cap Growth Portfolio	0	2,731	(2,731)	(2,738)	9,635	(102)	6,795	4,064
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	7,047	80,154	(73,107)	187,596	644,029	(1,009,660)	(178,035)	(251,142)
Conservative Balanced Fund	21,861	14,331	7,530	39,167	0	(11,879)	27,288	34,818
Global Fund	29,675	54,102	(24,427)	128,150	263,108	(421,311)	(30,053)	(54,480)
Main Street Fund	37,501	60,978	(23,477)	88,413	523,067	(173,183)	438,297	414,820
Main Street Small Cap Fund	9,359	53,168	(43,809)	204,255	144,068	278,251	626,574	582,765
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	207,487	55,888	151,599	(44,707)	0	296,778	252,071	403,670
Real Return Portfolio	147,364	86,643	60,721	(75,662)	0	260,683	185,021	245,742
Total Return Portfolio	326,042	211,900	114,142	(106,411)	0	197,718	91,307	205,449
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	0	8,251	(8,251)	7,709	0	(6,845)	864	(7,387)
Wilshire Variable Insurance Trust:
2015 ETF Fund	6,409	4,648	1,761	2,527	6,296	3,995	12,818	14,579
2025 ETF Fund	15,139	10,792	4,347	1,985	5,857	29,565	37,407	41,754
2035 ETF Fund	9,334	7,924	1,410	9,601	4,369	17,225	31,195	32,605

The accompanying notes are an integral part of these financial statements.

12

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2016

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$(874)	$(3,277)	$0	$(7,737)	$(11,888)	$53,280	$14,450	$(13,733)	$25,097	$13,209	$615,902	$629,111
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	(23,164)	(13,104)	169,900	(106,228)	27,404	128,715	311,164	(68,691)	(251,140)	(223,736)	1,828,786	1,605,050
American Century Variable Portfolios - Class II:
Large Company Value Fund	31,828	126,253	263,074	194,889	616,044	623,562	337,841	(18,008)	267,713	883,757	4,385,949	5,269,706
Mid Cap Value Fund	9,446	128,795	184,581	451,294	774,116	598,884	396,668	95,904	298,120	1,072,236	3,516,767	4,589,003
Ultra Fund	(1,532)	(1,404)	5,093	2,459	4,616	3,900	28,090	7,066	(17,124)	(12,508)	119,935	107,427
Calamos Advisors Trust:
Growth and Income Portfolio	18,999	(7,962)	44,939	31,552	87,528	113,766	280,094	(105,572)	(271,900)	(184,372)	1,962,369	1,777,997
Davis Variable Account Fund, Inc.:
Value Portfolio	(5,572)	(94,261)	988,996	(178,406)	710,757	450,998	872,551	(396,589)	(818,142)	(107,385)	6,998,936	6,891,551
Deutsche Variable Series II - Class A:
Global Growth VIP	(663)	3,139	0	673	3,149	21,887	1,710	(11,068)	9,109	12,258	143,185	155,443
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	(3,486)	5,242	34,397	12,160	48,313	35,672	74,159	(25,554)	(64,041)	(15,728)	327,254	311,526
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(5,114)	28,998	147,903	(41,846)	129,941	89,692	54,184	(8,735)	26,773	156,714	1,479,173	1,635,887
Stock Index Fund, Inc.	87,635	974,196	744,835	243,324	2,049,990	1,460,833	1,676,431	(345,392)	(560,990)	1,489,000	20,854,769	22,343,769
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	(6,569)	35,303	23,658	(35,953)	16,439	20,157	49,178	(62,015)	(91,036)	(74,597)	486,773	412,176
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(972)	(1,598)	12,415	14,656	24,501	27,725	8,279	(4,943)	14,503	39,004	183,073	222,077
Dreyfus Variable Investment Funds - Initial Shares:
Government Money Market Portfolio	(36,389)	0	0	0	(36,389)	437,220	589,245	208,010	55,985	19,596	2,262,961	2,282,557
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	(264)	23,734	107,481	(87,887)	43,064	28,583	52,492	(4,597)	(28,506)	14,558	723,251	737,809
Financial Investors Variable Insurance Trust - Class II:
Morningstar Balanced ETF Asset Allocation Portfolio	50,819	364,510	640,042	(185,824)	869,547	987,538	1,422,184	302,883	(131,763)	737,784	12,670,871	13,408,655
Morningstar Conservative ETF Asset Allocation Portfolio	5,481	(22,948)	82,490	38,835	103,858	112,489	576,733	67,977	(396,267)	(292,409)	3,363,504	3,071,095
Morningstar Growth ETF Asset Allocation Portfolio	25,040	867,687	1,014,871	(66,189)	1,841,409	1,387,526	2,581,105	(202,339)	(1,395,918)	445,491	22,934,536	23,380,027
Morningstar Income and Growth ETF Asset Allocation Portfolio	17,093	147,539	317,871	(182,787)	299,716	281,116	1,230,275	(133,286)	(1,082,445)	(782,729)	6,834,867	6,052,138
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	(5,701)	(14,452)	181,016	147,717	308,580	113,846	276,093	(76,937)	(239,184)	69,396	1,161,129	1,230,525
Franklin U.S. Government Securities VIP Fund	26,118	(36,242)	0	(431)	(10,555)	195,072	212,625	(99,045)	(116,598)	(127,153)	1,883,352	1,756,199
Mutual Global Discovery VIP Fund	7,507	(58,297)	155,363	102,410	206,983	233,971	278,038	(15,594)	(59,661)	147,322	1,989,669	2,136,991
Mutual Shares VIP Fund	12,139	17,750	138,301	62,247	230,437	152,475	216,279	(20,619)	(84,423)	146,014	1,607,027	1,753,041
Templeton Foreign VIP Fund	15,657	(5,961)	64,155	148,013	221,864	457,707	280,586	168,612	345,733	567,597	3,671,189	4,238,786
Templeton Global Bond VIP Fund	(45,689)	(74,282)	2,992	175,670	58,691	347,752	284,995	(70,029)	(7,272)	51,419	3,538,939	3,590,358

The accompanying notes are an integral part of these financial statements.

13

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2016

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	$(40,323)	$189,976	$224,791	$163,930	$538,374	$314,329	$485,046	$(124,488)	$(295,205)	$243,169	$4,037,008	$4,280,177
Comstock Fund	7,754	201,606	429,992	224,352	863,704	347,432	489,649	89,447	(52,770)	810,934	5,243,676	6,054,610
Core Equity Fund	(3,091)	12,998	30,348	(4,690)	35,565	14,622	25,096	30,817	20,343	55,908	438,848	494,756
Diversified Dividend Fund	(530)	33,729	0	15,190	48,389	21,369	80,819	51,511	(7,939)	40,450	366,730	407,180
Global Health Care Fund	(15,634)	92,981	160,086	(398,214)	(160,781)	38,572	148,372	1,300	(108,500)	(269,281)	1,276,279	1,006,998
Small Cap Equity Fund	(40,086)	38,159	220,758	105,093	323,924	402,186	210,632	(84,945)	106,609	430,533	2,865,622	3,296,155
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	3,808	89,666	71,570	(140,717)	24,327	509,000	181,452	(395,685)	(68,137)	(43,810)	3,678,105	3,634,295
Government Securities Fund	1,586	(4,143)	0	1,536	(1,021)	18,184	58,804	(18,555)	(59,175)	(60,196)	561,759	501,563
International Growth Fund	(6,596)	33,430	0	(89,620)	(62,786)	217,383	167,262	(297,114)	(246,993)	(309,779)	2,996,627	2,686,848
Mid Cap Core Equity Fund	(27,659)	19,102	138,163	113,204	242,810	131,023	151,490	(352)	(20,819)	221,991	1,974,113	2,196,104
Mid Cap Growth Fund	(56,832)	77,527	446,590	(512,160)	(44,875)	273,397	310,730	(15,544)	(52,877)	(97,752)	4,557,686	4,459,934
Managed Volatility Fund	1,790	(59,103)	34,968	117,370	95,025	59,137	192,943	(36,644)	(170,450)	(75,425)	1,232,619	1,157,194
Janus Aspen Series - Service Shares:
Balanced Portfolio	50,336	81,638	126,122	1,949	260,045	633,405	1,227,548	519,938	(74,205)	185,840	8,872,322	9,058,162
Enterprise Portfolio	(49,099)	99,703	312,049	20,784	383,437	573,059	291,308	229,367	511,118	894,555	3,418,506	4,313,061
Global Research Portfolio	(554)	739	0	562	747	7,201	4,162	0	3,039	3,786	124,081	127,867
Janus Portfolio	(33,795)	127,468	211,779	(373,705)	(68,253)	270,444	224,286	(553,000)	(506,842)	(575,095)	3,822,331	3,247,236
Overseas Portfolio	250,736	(439,175)	243,089	(678,330)	(623,680)	817,273	568,510	227,960	476,723	(146,957)	8,110,028	7,963,071
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	2,601	6,820	0	15,876	25,297	34,890	43,279	(15,951)	(24,340)	957	550,471	551,428
Mid Cap Growth Portfolio	50,818	(65,474)	0	(156,976)	(171,632)	150,037	146,536	(164,806)	(161,305)	(332,937)	1,749,257	1,416,320
U.S. Real Estate Portfolio	(4,397)	166,269	0	26,363	188,235	145,269	327,867	(73,234)	(255,832)	(67,597)	3,742,297	3,674,700
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(19,976)	(51,997)	393,987	(176,252)	145,762	104,524	213,421	(50,732)	(159,629)	(13,867)	2,091,896	2,078,029
Mid-Cap Growth Portfolio	(2,731)	(2,738)	9,635	(102)	4,064	11,514	8,093	(18,483)	(15,062)	(10,998)	209,549	198,551
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	(73,107)	187,596	644,029	(1,009,660)	(251,142)	458,951	453,829	(320,342)	(315,220)	(566,362)	6,637,182	6,070,820
Conservative Balanced Fund	7,530	39,167	0	(11,879)	34,818	52,012	79,847	(14,565)	(42,400)	(7,582)	1,017,564	1,009,982
Global Fund	(24,427)	128,150	263,108	(421,311)	(54,480)	459,663	326,517	(75,925)	57,221	2,741	4,066,942	4,069,683
Main Street Fund	(23,477)	88,413	523,067	(173,183)	414,820	293,686	213,686	41,691	121,691	536,511	4,156,820	4,693,331
Main Street Small Cap Fund	(43,809)	204,255	144,068	278,251	582,765	265,580	491,592	23,834	(202,178)	380,587	4,094,914	4,475,501
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	151,599	(44,707)	0	296,778	403,670	394,075	366,893	(543,332)	(516,150)	(112,480)	4,158,516	4,046,036
Real Return Portfolio	60,721	(75,662)	0	260,683	245,742	556,395	672,139	(187,826)	(303,570)	(57,828)	6,176,163	6,118,335
Total Return Portfolio	114,142	(106,411)	0	197,718	205,449	1,485,999	1,167,088	(331,281)	(12,370)	193,079	15,061,718	15,254,797
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	(8,251)	7,709	0	(6,845)	(7,387)	24,602	51,623	(43,892)	(70,913)	(78,300)	657,836	579,536
Wilshire Variable Insurance Trust:
2015 ETF Fund	1,761	2,527	6,296	3,995	14,579	7,637	145,292	39,703	(97,952)	(83,373)	376,644	293,271
2025 ETF Fund	4,347	1,985	5,857	29,565	41,754	94,792	12,580	(19,218)	62,994	104,748	772,257	877,005
2035 ETF Fund	1,410	9,601	4,369	17,225	32,605	74,663	49,711	17,313	42,265	74,870	541,445	616,315

The accompanying notes are an integral part of these financial statements.

14

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2015

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$6,422	$(254)	$0	$(756)	$5,412	$68,240	$33,300	$275	$35,215	$40,627	$575,275	$615,902
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	(25,939)	17,992	119,760	(104,191)	7,622	161,077	204,423	63,135	19,789	27,411	1,801,375	1,828,786
American Century Variable Portfolios - Class II:
Large Company Value Fund	2,065	113,468	6,829	(363,129)	(240,767)	731,091	275,303	41,782	497,570	256,803	4,129,146	4,385,949
Mid Cap Value Fund	5,763	84,393	147,613	(343,534)	(105,765)	624,443	215,188	20,454	429,709	323,944	3,192,823	3,516,767
Ultra Fund	(2,134)	53,410	28,573	(62,607)	17,242	3,968	73,503	(84,689)	(154,224)	(136,982)	256,917	119,935
Calamos Advisors Trust:
Growth and Income Portfolio	28,273	10,757	78,527	(121,095)	(3,538)	151,922	190,619	(93,149)	(131,846)	(135,384)	2,097,753	1,962,369
Davis Variable Account Fund, Inc.:
Value Portfolio	(38,151)	57,243	1,105,203	(1,092,437)	31,858	539,025	605,027	(314,862)	(380,864)	(349,006)	7,347,942	6,998,936
Deutsche Variable Series II - Class A:
Global Growth VIP	(631)	1,192	0	(4,161)	(3,600)	29,347	3,421	4,693	30,619	27,019	116,166	143,185
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	(4,295)	12,778	28,418	(50,176)	(13,275)	49,128	15,120	(15,863)	18,145	4,870	322,384	327,254
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(8,567)	116,894	222,502	(406,757)	(75,928)	103,322	242,461	(30,431)	(169,570)	(245,498)	1,724,671	1,479,173
Stock Index Fund, Inc.	41,221	983,618	582,236	(1,708,085)	(101,010)	1,472,059	1,573,889	(253,903)	(355,733)	(456,743)	21,311,512	20,854,769
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	(7,273)	59,558	54,476	(81,216)	25,545	22,221	82,284	6,144	(53,919)	(28,374)	515,147	486,773
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(1,693)	27,010	26,825	(56,652)	(4,510)	18,761	2,870	(54,714)	(38,823)	(43,333)	226,406	183,073
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	(31,775)	0	0	0	(31,775)	584,439	382,815	29,445	231,069	199,294	2,063,667	2,262,961
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	130	37,609	36,273	(103,991)	(29,979)	30,235	46,932	(30,472)	(47,169)	(77,148)	800,399	723,251
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	3,875	665,771	347,917	(1,497,048)	(479,485)	1,035,259	1,796,924	(347,467)	(1,109,132)	(1,588,617)	14,259,488	12,670,871
Ibbotson Conservative ETF Asset Allocation Portfolio	(4,692)	(776)	84,021	(162,922)	(84,369)	128,362	340,364	106,675	(105,327)	(189,696)	3,553,200	3,363,504
Ibbotson Growth ETF Asset Allocation Portfolio	(26,425)	1,049,669	347,941	(2,257,110)	(885,925)	1,706,376	2,902,782	(248,647)	(1,445,053)	(2,330,978)	25,265,514	22,934,536
Ibbotson Income and Growth ETF Asset Allocation Portfolio	7,654	171,199	263,801	(650,323)	(207,669)	614,979	656,768	(25,488)	(67,277)	(274,946)	7,109,813	6,834,867
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	(7,821)	20,800	167,657	(283,756)	(103,120)	131,164	68,610	17,798	80,352	(22,768)	1,183,897	1,161,129
Franklin U.S. Government Securities VIP Fund	20,955	(10,557)	0	(25,966)	(15,568)	160,555	135,757	35,239	60,037	44,469	1,838,883	1,883,352
Mutual Global Discovery VIP Fund	25,424	28,142	114,189	(276,258)	(108,503)	307,830	103,341	(623,087)	(418,598)	(527,101)	2,516,770	1,989,669
Mutual Shares VIP Fund	30,812	48,010	117,900	(302,672)	(105,950)	164,987	150,252	(67,913)	(53,178)	(159,128)	1,766,155	1,607,027
Templeton Foreign VIP Fund	46,452	7,754	96,905	(445,507)	(294,396)	532,140	224,694	893,460	1,200,906	906,510	2,764,679	3,671,189
Templeton Global Bond VIP Fund	250,093	(116,374)	19,387	(362,835)	(209,729)	439,422	257,053	(206,141)	(23,772)	(233,501)	3,772,440	3,538,939

The accompanying notes are an integral part of these financial statements.

(*)	Period from November 4, 2015 (commencement of operations) to December 31, 2015.
(**)	Period from January 1, 2015 to November 6, 2015 (fund termination date).

15

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2015

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	$(48,316)	$375,580	$540,896	$(1,335,855)	$(467,695)	$343,421	418,545	(91,466)	$(166,590)	$(634,285)	$4,671,293	$4,037,008
Comstock Fund	20,572	400,254	15,045	(883,482)	(447,611)	472,164	475,006	(737,616)	(740,458)	(1,188,069)	6,431,745	5,243,676
Core Equity Fund	(1,486)	10,935	48,945	(92,514)	(34,120)	18,110	21,980	(531)	(4,401)	(38,521)	477,369	438,848
Diversified Dividend Fund	1,661	66,667	0	(67,308)	1,020	20,204	70,890	30,176	(20,510)	(19,490)	386,220	366,730
Global Health Care Fund	(20,015)	197,249	112,920	(248,327)	41,827	50,463	279,835	48,181	(181,191)	(139,364)	1,415,643	1,276,279
Small Cap Equity Fund	(40,913)	71,423	611,937	(856,557)	(214,110)	453,760	304,722	(109,538)	39,500	(174,610)	3,040,232	2,865,622
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	79,165	92,535	0	(292,521)	(120,821)	537,789	254,082	(112,426)	171,281	50,460	3,627,645	3,678,105
Government Securities Fund	3,779	(8,030)	0	(4,704)	(8,955)	20,512	35,101	(15,094)	(29,683)	(38,638)	600,397	561,759
International Growth Fund	(5,330)	102,358	0	(227,466)	(130,438)	327,193	180,907	(261,531)	(115,245)	(245,683)	3,242,310	2,996,627
Mid Cap Core Equity Fund	(24,675)	21,670	186,649	(295,919)	(112,275)	179,959	115,420	26,254	90,793	(21,482)	1,995,595	1,974,113
Mid Cap Growth Fund	(62,000)	93,391	364,094	(409,549)	(14,064)	392,801	332,950	(250)	59,601	45,537	4,512,149	4,557,686
Managed Volatility Fund	(4,380)	78,345	456,930	(579,017)	(48,122)	76,672	232,174	(28,436)	(183,938)	(232,060)	1,464,679	1,232,619
Janus Aspen Series - Service Shares:
Balanced Portfolio	20,439	102,324	254,686	(465,711)	(88,262)	716,479	702,526	346,689	360,642	272,380	8,599,942	8,872,322
Enterprise Portfolio	(18,595)	154,343	360,879	(434,789)	61,838	595,062	296,170	100,285	399,177	461,015	2,957,491	3,418,506
Global Research Portfolio	(1,286)	1,924	0	(5,981)	(5,343)	3,727	6,213	(10,565)	(13,051)	(18,394)	142,475	124,081
Janus Portfolio	(38,463)	151,739	763,400	(744,805)	131,871	310,048	271,810	(299,285)	(261,047)	(129,176)	3,951,507	3,822,331
Overseas Portfolio	(69,444)	(76,965)	251,315	(922,545)	(817,639)	931,315	658,094	213,411	486,632	(331,007)	8,441,035	8,110,028
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	11,135	7,504	0	(30,768)	(12,129)	20,990	73,850	(1,365)	(54,225)	(66,354)	616,825	550,471
Mid Cap Growth Portfolio	(24,912)	(12,674)	315,180	(409,693)	(132,099)	148,975	137,003	(55,071)	(43,099)	(175,198)	1,924,455	1,749,257
U.S. Real Estate Portfolio	(3,858)	178,587	0	(147,805)	26,924	199,198	477,867	16,039	(262,630)	(235,706)	3,978,003	3,742,297
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(20,886)	84,274	563,800	(776,860)	(149,672)	117,162	268,547	(75,929)	(227,314)	(376,986)	2,468,882	2,091,896
Mid-Cap Growth Portfolio (*)	(455)	(4)	0	(9,203)	(9,662)	1,255	0	217,956	219,211	209,549	0	209,549
Small-Cap Growth Portfolio (**)	(2,690)	26,684	32,449	(58,800)	(2,357)	17,488	8,019	(227,599)	(218,130)	(220,487)	220,487	0
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	(86,944)	229,346	1,187,437	(1,202,757)	127,082	579,197	463,025	(15,142)	101,030	228,112	6,409,070	6,637,182
Conservative Balanced Fund	6,759	22,448	0	(36,598)	(7,391)	67,935	178,890	(14,002)	(124,957)	(132,348)	1,149,912	1,017,564
Global Fund	(13,533)	160,128	270,733	(336,836)	80,492	456,710	280,475	18,858	195,093	275,585	3,791,357	4,066,942
Main Street Fund	(30,633)	173,822	509,179	(592,434)	59,934	247,026	376,314	859,299	730,011	789,945	3,366,875	4,156,820
Main Street Small Cap Fund	(32,413)	319,645	676,108	(1,296,031)	(332,691)	386,708	468,473	(197,534)	(279,299)	(611,990)	4,706,904	4,094,914
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	169,925	28,248	66,487	(396,463)	(131,803)	524,251	421,447	(112,709)	(9,905)	(141,708)	4,300,224	4,158,516
Real Return Portfolio	178,236	(12,426)	0	(426,359)	(260,549)	686,123	441,841	(254,744)	(10,462)	(271,011)	6,447,174	6,176,163
Total Return Portfolio	554,689	(11,269)	161,102	(849,686)	(145,164)	1,673,191	1,121,601	(366,367)	185,223	40,059	15,021,659	15,061,718
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	(10,628)	18,738	0	(8,292)	(182)	45,943	159,244	(2,208)	(115,509)	(115,691)	773,527	657,836
Wilshire Variable Insurance Trust:
2015 ETF Fund	1,503	48,427	25,175	(87,462)	(12,357)	11,307	97,582	(35,717)	(121,992)	(134,349)	510,993	376,644
2025 ETF Fund	2,766	25,436	30,231	(91,744)	(33,311)	124,116	138,836	1,562	(13,158)	(46,469)	818,726	772,257
2035 ETF Fund	1,902	6,511	15,789	(45,381)	(21,179)	58,838	23,315	38,881	74,404	53,225	488,220	541,445

The accompanying notes are an integral part of these financial statements.

(*)	Period from November 4, 2015 (commencement of operations) to December 31, 2015.
(**)	Period from January 1, 2015 to November 6, 2015 (fund termination date).

16

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2016 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AB Variable Products Series Fund, Inc. – Class B Shares:

•	International Value Portfolio

American Century Variable Portfolios – Class I:

•	Capital Appreciation Fund

American Century Variable Portfolios – Class II:

•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

Calamos Advisors Trust:

•	Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Value Portfolio

Deutsche Variable Series II – Class A:

•	Global Growth VIP

Deutsche Variable Series II – Class B:

•	Small Mid Cap Value VIP

Dreyfus Funds – Service Shares:

•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.

Dreyfus Investment Portfolios – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Investment Portfolios – Service Shares:

•	MidCap Stock Portfolio

Dreyfus Variable Investment Funds – Initial Shares:

•	Government Money Market Portfolio

Dreyfus Variable Investment Funds – Service Shares:

•	Appreciation Portfolio

Financial Investors Variable Insurance Trust – Class II:

•	Morningstar Balanced ETF Asset Allocation Portfolio

•	Morningstar Conservative ETF Asset Allocation Portfolio

•	Morningstar Growth ETF Asset Allocation Portfolio

•	Morningstar Income and Growth ETF Asset Allocation Portfolio

17

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

Franklin Templeton Variable Insurance Products Trust – Class 2:

•	Franklin Small Cap Value Fund

•	Franklin U.S. Government Securities Fund

•	Mutual Global Discovery Fund

•	Mutual Shares Fund

•	Templeton Foreign VIP Fund

•	Templeton Global Bond Securities Fund

Invesco Variable Insurance Funds – Series I Shares:

•	American Value Fund

•	Comstock Fund

•	Core Equity Fund

•	Diversified Dividend Fund

•	Global Health Care Fund

•	Small Cap Equity Fund

Invesco Variable Insurance Funds – Series II Shares:

•	Global Real Estate Fund

•	Government Securities Fund

•	International Growth Fund

•	Mid Cap Core Equity Fund

•	Mid Cap Growth Fund

•	Managed Volatility Fund

Janus Aspen Series – Service Shares:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Global Research Portfolio

•	Janus Portfolio

•	Overseas Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio

•	Mid Cap Growth Portfolio

•	U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust – Class S:

•	Guardian Portfolio

•	Mid-Cap Growth Portfolio

Oppenheimer Variable Account Funds – Service Shares:

•	Capital Appreciation Fund

•	Conservative Balanced Fund

•	Global Fund

•	Main Street Fund

•	Main Street Small Cap Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	High Yield Portfolio

•	Real Return Portfolio

•	Total Return Portfolio

Rydex Variable Trust:

•	Guggenheim U.S. Long Short Equity Fund

Wilshire Variable Insurance Trust:

•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund

18

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

On April 30, 2016, Dreyfus Variable Investment Funds – Initial Shares Money Market Portfolio changed its name to Dreyfus Variable Investment Funds – Initial Shares Government Money Market Portfolio.

On April 30, 2016, Financial Investors Variable Insurance Trust – Class II Ibbotson Balanced ETF Asset Allocation Portfolio changed its name to Financial Investors Variable Insurance Trust – Class II Morningstar Balanced ETF Asset Allocation Portfolio.

On April 30, 2016, Financial Investors Variable Insurance Trust – Class II Ibbotson Conservative ETF Asset Allocation Portfolio changed its name to Financial Investors Variable Insurance Trust – Class II Morningstar Conservative ETF Asset Allocation Portfolio.

On April 30, 2016, Financial Investors Variable Insurance Trust – Class II Ibbotson Growth ETF Asset Allocation Portfolio changed its name to Financial Investors Variable Insurance Trust – Class II Morningstar Growth ETF Asset Allocation Portfolio.

On April 30, 2016, Financial Investors Variable Insurance Trust – Class II Ibbotson Income and Growth ETF Asset Allocation Portfolio changed its name to Financial Investors Variable Insurance Trust – Class II Morningstar Income and Growth ETF Asset Allocation Portfolio.

On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares International Value Portfolio changed its name to AB Variable Products Series Fund, Inc. - Class B International Value Portfolio.

On November 6, 2015, Neuberger Berman Advisers Management Trust – Class S Small Cap Growth Portfolio was acquired by Neuberger Berman Advisers Management Trust – Class S Mid-Cap Growth Portfolio.

On April 30, 2015, Oppenheimer Variable Account Funds – Service Shares Capital Income Fund changed its name to Oppenheimer Variable Account Funds – Service Shares Conservative Balanced Fund.

19

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

20

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

21

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	DEDUCTIONS AND EXPENSES- Continued

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2016:

2.00% Series Contracts	$59,890
1.95% Series Contracts	30,486
1.85% Series Contracts	3,453
1.80% Series Contracts	16,477
1.75% Series Contracts	94,889
1.70% Series Contracts	9,664
1.65% Series Contracts	131,199
1.55% Series Contracts	160,056
1.50% Series Contracts	24,100
1.45% Series Contracts	28,628
1.40% Series Contracts	716,700
1.25% Series Contracts	1,592,948
1.00% Series Contracts	44,245
0.75% Series Contracts	132

$2,912,867

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $159,111 for the year ended December 31, 2016.

(4)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

22

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2016 Statements of Changes in Net Assets for applicable periods) December 31, 2016, are as follows:

	2016
	Cost of Purchases	Proceeds from Sales
AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$52,126	$27,903
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	287,775	392,179
American Century Variable Portfolios - Class II:
Large Company Value Fund	959,564	396,949
Mid Cap Value Fund	929,553	437,406
Ultra Fund	15,621	29,184
Calamos Advisors Trust:
Growth and Income Portfolio	163,679	371,641
Davis Variable Account Fund, Inc.:
Value Portfolio	1,298,809	1,133,527
Deutsche Variable Series II - Class A:
Global Growth VIP	25,074	16,628
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	69,575	102,705
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	275,652	106,090
Stock Index Fund, Inc.	2,335,350	2,063,870
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	61,985	135,932
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	69,767	43,821
Dreyfus Variable Investment Funds - Initial Shares:
Government Money Market Portfolio	1,584,691	1,565,095
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	137,647	58,936
Financial Investors Variable Insurance Trust - Class II:
Morningstar Balanced ETF Asset Allocation Portfolio	2,107,256	1,548,158
Morningstar Conservative ETF Asset Allocation Portfolio	419,521	727,817
Morningstar Growth ETF Asset Allocation Portfolio	2,606,284	2,962,291
Morningstar Income and Growth ETF Asset Allocation Portfolio	680,179	1,427,660
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	310,163	374,032
Franklin U.S. Government Securities VIP Fund	378,064	468,544
Mutual Global Discovery VIP Fund	427,913	324,704
Mutual Shares VIP Fund	312,203	246,186
Templeton Foreign VIP Fund	769,255	343,710
Templeton Global Bond VIP Fund	333,615	383,584
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	442,226	552,963
Comstock Fund	1,081,847	696,871
Core Equity Fund	74,860	27,260
Diversified Dividend Fund	78,864	87,333
Global Health Care Fund	199,841	163,889
Small Cap Equity Fund	520,347	233,066
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	508,515	501,274
Government Securities Fund	31,498	89,087
International Growth Fund	284,208	537,797
Mid Cap Core Equity Fund	452,340	362,655
Mid Cap Growth Fund	733,856	396,975
Managed Volatility Fund	96,570	230,262
Janus Aspen Series - Service Shares:
Balanced Portfolio	1,471,122	1,368,869
Enterprise Portfolio	1,092,639	318,571
Global Research Portfolio	7,393	4,908
Janus Portfolio	458,803	787,661
Overseas Portfolio	1,578,161	607,613

23

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2016 Statements of Changes in Net Assets for applicable periods) December 31, 2016, are as follows:

	2016
	Cost of Purchases	Proceeds from Sales
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	$45,118	$66,857
Mid Cap Growth Portfolio	214,972	325,459
U.S. Real Estate Portfolio	151,959	412,188
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	470,431	256,049
Mid-Cap Growth Portfolio	18,897	27,054
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	928,193	672,491
Conservative Balanced Fund	56,059	90,929
Global Fund	683,680	387,778
Main Street Fund	895,343	274,062
Main Street Small Cap Fund	830,683	932,602
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	577,326	941,877
Real Return Portfolio	709,540	952,389
Total Return Portfolio	1,726,719	1,624,947
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	19,302	98,466
Wilshire Variable Insurance Trust:
2015 ETF Fund	58,320	148,215
2025 ETF Fund	111,245	38,047
2035 ETF Fund	100,920	52,876

24

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
AB Variable Products Series Fund, Inc. - Class B:
International Value Portfolio - 1.80% series contract	577.164	37.064	0.000	614.227
International Value Portfolio - 1.75% series contract	9.488	0.000	0.049	9.439
International Value Portfolio - 1.65% series contract	9.490	0.000	0.049	9.441
International Value Portfolio - 1.55% series contract	4,604.723	401.850	63.113	4,943.460
International Value Portfolio - 1.50% series contract	1,444.035	137.254	0.452	1,580.836
International Value Portfolio - 1.45% series contract	2,070.350	93.045	69.068	2,094.327
International Value Portfolio - 1.25% series contract	80,264.798	7,271.282	4,156.545	83,379.535
International Value Portfolio - 1.00% series contract	3,527.884	440.463	124.954	3,843.393
American Century Variable Portfolios - Class I:
Capital Appreciation Fund - 1.75% series contract	2,434.317	1,474.136	1,067.409	2,841.044
Capital Appreciation Fund - 1.70% series contract	317.415	4.247	0.000	321.662
Capital Appreciation Fund - 1.65% series contract	15,802.925	356.016	10,828.076	5,330.864
Capital Appreciation Fund - 1.55% series contract	2,592.642	101.191	0.757	2,693.076
Capital Appreciation Fund - 1.50% series contract	560.898	55.877	1.749	615.025
Capital Appreciation Fund - 1.40% series contract	90,837.668	4,065.304	15,301.351	79,601.621
Capital Appreciation Fund - 1.25% series contract	55,619.331	7,992.984	9,938.508	53,673.807
Capital Appreciation Fund - 1.00% series contract	319.729	97.094	309.211	107.612
American Century Variable Portfolios - Class II:
Large Company Value Fund - 2.00% series contract	2,198.101	392.985	117.042	2,474.044
Large Company Value Fund - 1.80% series contract	4,908.051	286.867	41.415	5,153.503
Large Company Value Fund - 1.75% series contract	815.842	0.000	1.162	814.680
Large Company Value Fund - 1.65% series contract *	9,386.001	546.196	908.432	9,023.765
Large Company Value Fund - 1.65% series contract	987.332	0.000	212.464	774.868
Large Company Value Fund - 1.55% series contract	17,587.420	999.882	3,715.213	14,872.088
Large Company Value Fund - 1.50% series contract	1,818.550	1,881.548	35.487	3,664.611
Large Company Value Fund - 1.40% series contract	42,642.542	2,362.089	5,148.616	39,856.016
Large Company Value Fund - 1.25% series contract	239,536.705	42,956.093	21,083.349	261,409.450
Large Company Value Fund - 1.00% series contract	4,879.954	2,262.373	718.616	6,423.711
Mid Cap Value Fund - 2.00% series contract	1,056.514	146.008	68.969	1,133.553
Mid Cap Value Fund - 1.80% series contract *	3,684.123	204.012	1,238.546	2,649.589
Mid Cap Value Fund - 1.80% series contract	130.242	0.000	130.242	0.000
Mid Cap Value Fund - 1.75% series contract	703.127	26.234	0.049	729.312
Mid Cap Value Fund - 1.70% series contract	0.000	267.556	4.897	262.659
Mid Cap Value Fund - 1.65% series contract *	6,041.174	418.249	120.132	6,339.291
Mid Cap Value Fund - 1.65% series contract	2,668.202	29.874	1,508.332	1,189.744
Mid Cap Value Fund - 1.55% series contract	11,569.035	872.419	3,158.778	9,282.677
Mid Cap Value Fund - 1.50% series contract	1,871.121	1,810.151	248.799	3,432.474
Mid Cap Value Fund - 1.40% series contract	31,934.729	2,684.890	8,664.364	25,955.255
Mid Cap Value Fund - 1.25% series contract	115,176.753	29,081.643	5,746.939	138,511.457
Mid Cap Value Fund - 1.00% series contract	7,640.735	2,914.708	1,116.921	9,438.523
Ultra Fund - 1.65% series contract	1,974.855	0.000	1,593.034	381.821
Ultra Fund - 1.40% series contract	4,893.639	667.654	0.000	5,561.293
Calamos Advisors Trust:
Growth and Income Portfolio - 1.75% series contract	282.031	1.697	37.125	246.603
Growth and Income Portfolio - 1.65% series contract *	4,348.650	108.550	2,674.841	1,782.359
Growth and Income Portfolio - 1.65% series contract	3,468.387	79.134	1,256.000	2,291.522
Growth and Income Portfolio - 1.55% series contract	3,793.391	46.341	0.948	3,838.783
Growth and Income Portfolio - 1.50% series contract	209.961	26.701	0.690	235.972
Growth and Income Portfolio - 1.40% series contract	34,017.979	582.466	10,373.837	24,226.608
Growth and Income Portfolio - 1.25% series contract	95,970.972	6,738.236	13,022.007	89,687.202
Growth and Income Portfolio - 1.00% series contract	2,509.714	0.000	253.956	2,255.758
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.80% series contract	1,304.226	57.310	0.342	1,361.194
Value Portfolio - 1.75% series contract	5,250.080	262.349	52.405	5,460.023
Value Portfolio - 1.70% series contract	52.020	0.000	0.000	52.020
Value Portfolio - 1.65% series contract *	3,818.664	27.873	2,779.762	1,066.775
Value Portfolio - 1.65% series contract	6,851.590	113.633	3,435.973	3,529.250
Value Portfolio - 1.55% series contract	21,090.282	1,530.342	3,687.528	18,933.096
Value Portfolio - 1.50% series contract	5,466.481	431.247	44.041	5,853.687
Value Portfolio - 1.45% series contract	5,965.141	206.145	185.924	5,985.362
Value Portfolio - 1.40% series contract	45,200.527	1,224.256	9,458.114	36,966.670
Value Portfolio - 1.25% series contract	427,290.564	20,950.022	61,959.753	386,280.834
Value Portfolio - 1.00% series contract	22,996.258	1,702.037	4,459.076	20,239.219
Deutsche Variable Series II - Class A:
Global Growth VIP - 1.75% series contract	9.489	0.000	0.050	9.439
Global Growth VIP - 1.65% series contract	9.490	0.000	0.050	9.440
Global Growth VIP - 1.55% series contract	9.887	0.000	0.049	9.838
Global Growth VIP - 1.25% series contract	14,572.656	2,545.514	1,668.966	15,449.205
Global Growth VIP - 1.00% series contract	9.358	0.000	0.062	9.296
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP - 1.75% series contract	9.525	0.000	0.049	9.476
Small Mid Cap Value VIP - 1.65% series contract	9.527	0.000	0.049	9.478
Small Mid Cap Value VIP - 1.55% series contract	2,498.074	82.156	0.000	2,580.230
Small Mid Cap Value VIP - 1.50% series contract	676.606	48.711	0.964	724.354
Small Mid Cap Value VIP - 1.25% series contract	17,881.228	2,117.377	6,052.056	13,946.548
Small Mid Cap Value VIP - 1.00% series contract	719.320	296.081	230.819	784.583

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

25

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract	338.814	0.000	0.237	338.576
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.409	0.000	0.049	9.360
Socially Responsible Growth Fund, Inc. - 1.70% series contract	3,406.037	0.000	153.650	3,252.388
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	9.410	0.000	0.049	9.361
Socially Responsible Growth Fund, Inc. - 1.65% series contract	114.714	0.000	73.876	40.838
Socially Responsible Growth Fund, Inc. - 1.55% series contract	855.206	11.084	89.942	776.348
Socially Responsible Growth Fund, Inc. - 1.50% series contract	149.732	7.071	0.810	155.993
Socially Responsible Growth Fund, Inc. - 1.45% series contract	370.805	0.000	53.556	317.248
Socially Responsible Growth Fund, Inc. - 1.40% series contract	27,830.946	1,676.563	2,625.458	26,882.052
Socially Responsible Growth Fund, Inc. - 1.25% series contract	50,509.278	5,924.324	2,702.332	53,731.270
Socially Responsible Growth Fund, Inc. - 1.00% series contract	201.371	128.652	1.018	329.005
Stock Index Fund, Inc. - 2.00% series contract	25,348.462	528.837	3,409.481	22,467.817
Stock Index Fund, Inc. - 1.95% series contract	15,126.237	2,086.250	2,469.984	14,742.503
Stock Index Fund, Inc. - 1.80% series contract **	2,434.449	154.968	18.915	2,570.502
Stock Index Fund, Inc. - 1.80% series contract	828.029	0.000	181.900	646.129
Stock Index Fund, Inc. - 1.75% series contract	28,899.622	1,481.689	3,040.407	27,340.904
Stock Index Fund, Inc. - 1.70% series contract	372.168	0.000	0.000	372.168
Stock Index Fund, Inc. - 1.65% series contract *	5,745.110	578.656	441.695	5,882.072
Stock Index Fund, Inc. - 1.65% series contract	5,431.032	349.453	1,038.571	4,741.914
Stock Index Fund, Inc. - 1.55% series contract	38,111.330	6,257.249	7,199.386	37,169.194
Stock Index Fund, Inc. - 1.50% series contract	7,337.447	2,103.955	540.639	8,900.762
Stock Index Fund, Inc. - 1.45% series contract	12,288.286	301.864	114.723	12,475.426
Stock Index Fund, Inc. - 1.40% series contract	413,080.023	15,235.032	45,495.583	382,819.472
Stock Index Fund, Inc. - 1.25% series contract	575,843.323	70,213.192	51,978.950	594,077.565
Stock Index Fund, Inc. - 1.00% series contract	29,920.952	3,261.473	6,007.743	27,174.682
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	321.967	3.872	317.696	8.143
Technology Growth Portfolio - 1.65% series contract	1,226.893	27.706	289.482	965.116
Technology Growth Portfolio - 1.40% series contract	21,800.289	2,159.882	5,793.268	18,166.903
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 1.75% series contract	9.427	0.000	0.049	9.378
MidCap Stock Portfolio - 1.65% series contract *	9.429	0.000	0.049	9.380
MidCap Stock Portfolio - 1.65% series contract	165.595	13.018	10.582	168.031
MidCap Stock Portfolio - 1.55% series contract	456.196	7.682	18.879	444.999
MidCap Stock Portfolio - 1.50% series contract	0.000	102.182	0.000	102.182
MidCap Stock Portfolio - 1.45% series contract	203.569	0.000	16.226	187.343
MidCap Stock Portfolio - 1.40% series contract	2,088.827	52.147	511.972	1,629.002
MidCap Stock Portfolio - 1.25% series contract	8,294.948	1,958.652	894.378	9,359.222
MidCap Stock Portfolio - 1.00% series contract	9.296	5.551	1.092	13.755
Dreyfus Variable Investment Funds - Initial Shares:
Government Money Market Portfolio - 2.00% series contract	8,329.327	0.000	0.000	8,329.327
Government Money Market Portfolio - 1.80% series contract **	97.211	5,692.148	5,692.911	96.447
Government Money Market Portfolio - 1.80% series contract	2,473.663	0.000	0.000	2,473.663
Government Money Market Portfolio - 1.75% series contract	255,036.092	229,443.213	196,142.355	288,336.950
Government Money Market Portfolio - 1.70% series contract	7,938.436	653.645	216.527	8,375.554
Government Money Market Portfolio - 1.65% series contract *	21,743.144	13,388.158	16,824.063	18,307.239
Government Money Market Portfolio - 1.65% series contract	14,933.715	2,497.667	4,999.388	12,431.995
Government Money Market Portfolio - 1.55% series contract	18,043.744	401,013.486	283,529.086	135,528.144
Government Money Market Portfolio - 1.50% series contract	15,690.680	9,476.802	24,071.511	1,095.970
Government Money Market Portfolio - 1.45% series contract	553.753	60.090	0.688	613.155
Government Money Market Portfolio - 1.40% series contract	920,875.329	408,150.831	372,685.724	956,340.436
Government Money Market Portfolio - 1.25% series contract	1,114,881.554	857,471.908	954,105.318	1,018,248.144
Government Money Market Portfolio - 1.00% series contract	36,726.772	20,760.862	29,408.560	28,079.074
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	803.665	0.000	106.913	696.752
Appreciation Portfolio - 1.70% series contract	281.214	20.385	0.000	301.599
Appreciation Portfolio - 1.65% series contract	2,462.717	2.724	319.204	2,146.236
Appreciation Portfolio - 1.40% series contract	33,769.817	1,412.419	2,457.755	32,724.482
Financial Investors Variable Insurance Trust - Class II:
Morningstar Balanced ETF Asset Allocation Portfolio - 2.00% series contract	1,329.799	52.553	1.340	1,381.013
Morningstar Balanced ETF Asset Allocation Portfolio - 1.85% series contract	16,180.524	134.123	272.827	16,041.819
Morningstar Balanced ETF Asset Allocation Portfolio - 1.80% series contract	718.564	0.000	0.504	718.060
Morningstar Balanced ETF Asset Allocation Portfolio - 1.75% series contract	994.777	1,360.065	472.584	1,882.258
Morningstar Balanced ETF Asset Allocation Portfolio - 1.70% series contract	1,527.273	0.000	43.883	1,483.390
Morningstar Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	40,602.649	1,294.251	647.266	41,249.634
Morningstar Balanced ETF Asset Allocation Portfolio - 1.65% series contract	22,957.845	0.000	14,553.784	8,404.062
Morningstar Balanced ETF Asset Allocation Portfolio - 1.55% series contract	142,216.858	29,540.385	4,110.761	167,646.482
Morningstar Balanced ETF Asset Allocation Portfolio - 1.50% series contract	7,012.814	95.387	7,108.200	0.000
Morningstar Balanced ETF Asset Allocation Portfolio - 1.45% series contract	15,611.739	73.505	270.193	15,415.050
Morningstar Balanced ETF Asset Allocation Portfolio - 1.40% series contract	84,470.060	5,967.925	1,548.241	88,889.744
Morningstar Balanced ETF Asset Allocation Portfolio - 1.25% series contract	729,912.477	52,847.948	92,226.819	690,533.607
Morningstar Balanced ETF Asset Allocation Portfolio - 1.00% series contract	23,944.691	28,874.743	11,566.015	41,253.419
Morningstar Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,388.331	0.000	3.059	1,385.272
Morningstar Conservative ETF Asset Allocation Portfolio - 1.75% series contract	10,008.944	88.045	224.564	9,872.424
Morningstar Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	11,523.522	0.000	1,141.773	10,381.749
Morningstar Conservative ETF Asset Allocation Portfolio - 1.65% series contract	1,547.277	68.255	12.256	1,603.275
Morningstar Conservative ETF Asset Allocation Portfolio - 1.55% series contract	14,315.590	11,852.949	585.177	25,583.362
Morningstar Conservative ETF Asset Allocation Portfolio - 1.50% series contract	471.432	54.035	1.165	524.302
Morningstar Conservative ETF Asset Allocation Portfolio - 1.45% series contract	11,855.121	49.069	279.304	11,624.887
Morningstar Conservative ETF Asset Allocation Portfolio - 1.40% series contract	9,363.838	576.547	2,343.085	7,597.301
Morningstar Conservative ETF Asset Allocation Portfolio - 1.25% series contract	236,805.764	15,555.938	48,784.255	203,577.446
Morningstar Conservative ETF Asset Allocation Portfolio - 1.00% series contract	9,895.795	451.832	10,075.864	271.763
Morningstar Growth ETF Asset Allocation Portfolio - 1.75% series contract	33,878.696	1,663.070	13,636.043	21,905.723
Morningstar Growth ETF Asset Allocation Portfolio - 1.70% series contract	236.296	0.000	107.317	128.980
Morningstar Growth ETF Asset Allocation Portfolio - 1.65% series contract *	81,513.598	7,928.627	9,765.363	79,676.861
Morningstar Growth ETF Asset Allocation Portfolio - 1.65% series contract	22,896.296	372.558	12,756.771	10,512.083
Morningstar Growth ETF Asset Allocation Portfolio - 1.55% series contract	212,331.092	13,957.214	34,841.966	191,446.341
Morningstar Growth ETF Asset Allocation Portfolio - 1.50% series contract	895.517	844.170	6.999	1,732.687
Morningstar Growth ETF Asset Allocation Portfolio - 1.45% series contract	54,212.150	1,808.541	7,332.293	48,688.398
Morningstar Growth ETF Asset Allocation Portfolio - 1.40% series contract	35,643.911	10,419.697	8,978.091	37,085.517
Morningstar Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,522,365.621	84,182.027	154,339.835	1,452,207.812
Morningstar Growth ETF Asset Allocation Portfolio - 1.00% series contract	8,457.015	11,235.203	6,840.387	12,851.831

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

26

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Financial Investors Variable Insurance Trust - Class II:
Morningstar Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	1,280.278	54.441	1.294	1,333.426
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	30,200.443	354.102	11,219.780	19,334.765
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	94,898.052	5,546.238	21,299.502	79,144.789
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	1,058.183	464.442	1,514.719	7.906
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	21,320.762	495.780	470.444	21,346.098
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	2,222.799	8.800	5.735	2,225.864
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	27,472.951	2,527.118	553.433	29,446.636
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	36,800.856	6,322.453	3,764.786	39,358.523
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	388,717.594	14,044.092	85,879.908	316,881.778
Morningstar Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	2,759.502	184.675	48.059	2,896.118
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund - 1.75% series contract	963.313	258.096	263.520	957.889
Franklin Small Cap Value VIP Fund - 1.65% series contract	972.982	4.146	493.743	483.385
Franklin Small Cap Value VIP Fund - 1.55% series contract	4,710.895	87.304	147.182	4,651.017
Franklin Small Cap Value VIP Fund - 1.50% series contract	355.788	561.613	38.303	879.098
Franklin Small Cap Value VIP Fund - 1.45% series contract	80.666	3.365	0.085	83.946
Franklin Small Cap Value VIP Fund - 1.25% series contract	45,589.524	4,572.201	14,381.738	35,779.986
Franklin Small Cap Value VIP Fund - 1.00% series contract	1,303.887	416.918	31.014	1,689.791
Franklin U.S. Government Securities VIP Fund - 2.00% series contract	1,854.448	549.303	85.193	2,318.558
Franklin U.S. Government Securities VIP Fund - 1.80% series contract	1,048.215	0.000	0.362	1,047.853
Franklin U.S. Government Securities VIP Fund - 1.75% series contract	7,476.218	481.863	322.897	7,635.184
Franklin U.S. Government Securities VIP Fund - 1.65% series contract	2,499.021	4,967.595	733.368	6,733.247
Franklin U.S. Government Securities VIP Fund - 1.55% series contract	12,671.756	16,647.828	21,236.196	8,083.389
Franklin U.S. Government Securities VIP Fund - 1.50% series contract	306.525	18.783	0.954	324.354
Franklin U.S. Government Securities VIP Fund - 1.45% series contract	98.983	9.554	0.125	108.412
Franklin U.S. Government Securities VIP Fund - 1.25% series contract	130,591.046	8,977.497	18,127.874	121,440.669
Franklin U.S. Government Securities VIP Fund - 1.00% series contract	10,210.869	888.032	2,156.220	8,942.681
Mutual Global Discovery VIP Fund - 2.00% series contract	48.660	0.000	48.660	0.000
Mutual Global Discovery VIP Fund - 1.80% series contract	583.246	0.000	0.000	583.246
Mutual Global Discovery VIP Fund - 1.75% series contract	1,115.394	996.040	141.214	1,970.220
Mutual Global Discovery VIP Fund - 1.65% series contract	3,897.109	42.768	1,210.757	2,729.120
Mutual Global Discovery VIP Fund - 1.55% series contract	2,760.963	84.156	569.365	2,275.754
Mutual Global Discovery VIP Fund - 1.50% series contract	1,519.592	40.964	483.823	1,076.733
Mutual Global Discovery VIP Fund - 1.25% series contract	101,461.159	12,901.735	16,062.792	98,300.103
Mutual Global Discovery VIP Fund - 1.00% series contract	1,359.619	1,019.921	4.234	2,375.307
Mutual Shares VIP Fund - 1.75% series contract	4,277.067	1,096.709	1,078.622	4,295.153
Mutual Shares VIP Fund - 1.65% series contract	2,211.290	38.707	1,798.591	451.405
Mutual Shares VIP Fund - 1.55% series contract	5,631.957	162.868	56.903	5,737.922
Mutual Shares VIP Fund - 1.50% series contract	2,982.540	195.063	1,070.503	2,107.099
Mutual Shares VIP Fund - 1.25% series contract	110,109.495	11,127.570	14,570.765	106,666.300
Mutual Shares VIP Fund - 1.00% series contract	2,842.376	23.763	245.291	2,620.848
Templeton Foreign VIP Fund - 2.00% series contract	38,264.302	12,598.368	4,008.008	46,854.662
Templeton Foreign VIP Fund - 1.95% series contract	21,335.509	8,545.507	524.894	29,356.122
Templeton Foreign VIP Fund - 1.80% series contract	7,430.971	496.590	174.484	7,753.077
Templeton Foreign VIP Fund - 1.75% series contract	38,152.452	13,859.137	4,519.235	47,492.354
Templeton Foreign VIP Fund - 1.70% series contract	717.227	42.779	28.413	731.592
Templeton Foreign VIP Fund - 1.65% series contract *	11,384.714	752.757	1,712.214	10,425.257
Templeton Foreign VIP Fund - 1.65% series contract	1,352.930	51.035	17.713	1,386.252
Templeton Foreign VIP Fund - 1.55% series contract	11,016.020	1,114.664	1,001.817	11,128.867
Templeton Foreign VIP Fund - 1.50% series contract	7,656.239	2,991.514	3,113.376	7,534.376
Templeton Foreign VIP Fund - 1.40% series contract	39,976.616	3,957.223	4,209.674	39,724.165
Templeton Foreign VIP Fund - 1.25% series contract	227,271.109	36,961.021	25,491.689	238,740.441
Templeton Foreign VIP Fund - 1.00% series contract	5,739.674	3,426.331	1,028.756	8,137.249
Templeton Global Bond VIP Fund - 2.00% series contract	6,825.737	575.546	593.602	6,807.681
Templeton Global Bond VIP Fund - 1.95% series contract	3,496.566	396.755	77.110	3,816.212
Templeton Global Bond VIP Fund - 1.80% series contract	1,764.490	165.131	0.000	1,929.622
Templeton Global Bond VIP Fund - 1.75% series contract	10,185.263	1,032.849	1,666.492	9,551.620
Templeton Global Bond VIP Fund - 1.65% series contract	4,769.897	958.546	113.485	5,614.958
Templeton Global Bond VIP Fund - 1.55% series contract	6,752.354	302.025	302.286	6,752.093
Templeton Global Bond VIP Fund - 1.50% series contract	1,360.894	575.240	1,454.250	481.884
Templeton Global Bond VIP Fund - 1.25% series contract	226,975.968	24,899.596	25,655.922	226,219.642
Templeton Global Bond VIP Fund - 1.00% series contract	1,310.989	717.244	107.644	1,920.589
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 2.00% series contract	1,535.398	71.967	91.095	1,516.270
American Value Fund - 1.95% series contract	935.932	93.076	25.710	1,003.299
American Value Fund - 1.80% series contract	3,058.585	130.744	1,368.745	1,820.584
American Value Fund - 1.75% series contract	1,279.107	227.585	136.618	1,370.075
American Value Fund - 1.70% series contract	497.726	2.721	196.495	303.953
American Value Fund - 1.65% series contract *	9.449	2,140.085	0.049	2,149.485
American Value Fund - 1.65% series contract	8,049.498	131.170	3,643.078	4,537.590
American Value Fund - 1.55% series contract	5,008.001	216.781	31.914	5,192.867
American Value Fund - 1.50% series contract	2,447.525	1,680.781	60.470	4,067.836
American Value Fund - 1.45% series contract	943.250	24.607	27.784	940.073
American Value Fund - 1.40% series contract	65,808.025	2,349.161	8,378.186	59,779.000
American Value Fund - 1.25% series contract	98,891.801	8,821.997	11,472.908	96,240.890
American Value Fund - 1.00% series contract	6,086.848	669.203	220.739	6,535.312
Comstock Fund - 2.00% series contract	15,947.446	511.502	1,622.921	14,836.027
Comstock Fund - 1.95% series contract	8,949.728	489.091	263.211	9,175.608
Comstock Fund - 1.80% series contract	341.739	248.180	148.203	441.715
Comstock Fund - 1.75% series contract	21,169.957	916.849	4,423.305	17,663.502
Comstock Fund - 1.70% series contract	470.717	0.000	12.311	458.406
Comstock Fund - 1.65% series contract	26,177.125	1,969.999	9,430.580	18,716.543
Comstock Fund - 1.55% series contract	3,956.008	130.276	775.612	3,310.672
Comstock Fund - 1.50% series contract	3,798.988	272.637	2,087.415	1,984.210
Comstock Fund - 1.45% series contract	284.677	18.450	19.116	284.011
Comstock Fund - 1.40% series contract	182,375.819	8,162.400	13,098.693	177,439.526
Comstock Fund - 1.25% series contract	109,543.399	38,199.423	19,497.101	128,245.721
Comstock Fund - 1.00% series contract	1,504.061	169.429	580.381	1,093.109
Core Equity Fund - 1.80% series contract	867.479	0.000	0.000	867.479
Core Equity Fund - 1.70% series contract	6.505	0.000	0.000	6.505
Core Equity Fund - 1.65% series contract	4,436.208	0.000	517.893	3,918.315
Core Equity Fund - 1.40% series contract	23,790.507	2,792.745	1,203.734	25,379.517
Diversified Dividend Fund - 1.70% series contract	126.919	984.963	52.191	1,059.690
Diversified Dividend Fund - 1.65% series contract	4,828.967	79.128	48.567	4,859.528
Diversified Dividend Fund - 1.40% series contract	18,806.481	3,736.903	5,126.788	17,416.596

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

27

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Invesco Variable Insurance Funds - Series I Shares:
Global Health Care Fund - 1.80% series contract	133.327	0.000	133.327	0.000
Global Health Care Fund - 1.70% series contract	401.349	1.854	50.695	352.508
Global Health Care Fund - 1.65% series contract	4,261.484	27.059	1,448.515	2,840.029
Global Health Care Fund - 1.40% series contract	40,143.954	2,014.151	4,766.095	37,392.010
Small Cap Equity Fund - 2.00% series contract	1,005.854	227.114	52.589	1,180.379
Small Cap Equity Fund - 1.80% series contract *	1,398.416	131.816	24.862	1,505.370
Small Cap Equity Fund - 1.80% series contract	604.298	0.000	201.037	403.261
Small Cap Equity Fund - 1.75% series contract	840.599	32.619	2.393	870.824
Small Cap Equity Fund - 1.70% series contract	522.807	486.768	16.996	992.579
Small Cap Equity Fund - 1.65% series contract *	5,776.877	398.816	1,118.865	5,056.828
Small Cap Equity Fund - 1.65% series contract	4,335.193	0.000	613.602	3,721.591
Small Cap Equity Fund - 1.55% series contract	7,221.743	519.553	646.051	7,095.244
Small Cap Equity Fund - 1.50% series contract	1,848.755	1,306.545	400.256	2,755.043
Small Cap Equity Fund - 1.45% series contract	840.573	45.175	0.850	884.898
Small Cap Equity Fund - 1.40% series contract	42,045.220	2,413.592	3,571.781	40,887.031
Small Cap Equity Fund - 1.25% series contract	120,794.041	17,538.262	10,008.601	128,323.703
Small Cap Equity Fund - 1.00% series contract	5,105.070	1,493.825	543.451	6,055.444
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund - 2.00% series contract	1,360.348	261.348	70.847	1,550.849
Global Real Estate Fund - 1.95% series contract	228.577	2.987	14.746	216.817
Global Real Estate Fund - 1.80% series contract	3,391.135	191.950	73.213	3,509.872
Global Real Estate Fund - 1.75% series contract	1,229.689	573.174	142.126	1,660.737
Global Real Estate Fund - 1.65% series contract	8,510.499	3,353.356	854.592	11,009.264
Global Real Estate Fund - 1.55% series contract	21,736.147	1,761.397	8,450.792	15,046.753
Global Real Estate Fund - 1.50% series contract	4,159.902	1,723.513	458.025	5,425.390
Global Real Estate Fund - 1.45% series contract	1,612.950	59.631	53.537	1,619.044
Global Real Estate Fund - 1.25% series contract	300,154.437	33,244.662	37,332.033	296,067.066
Global Real Estate Fund - 1.00% series contract	7,636.950	2,023.623	1,675.627	7,984.946
Government Securities Fund - 1.70% series contract	604.806	3.577	4.216	604.167
Government Securities Fund - 1.65% series contract	12,603.609	454.518	3,173.237	9,884.890
Government Securities Fund - 1.40% series contract	30,817.931	1,714.138	3,568.196	28,963.872
International Growth Fund - 2.00% series contract	16,308.570	380.370	2,006.384	14,682.556
International Growth Fund - 1.95% series contract	10,670.451	638.307	722.742	10,586.016
International Growth Fund - 1.80% series contract	620.249	77.158	173.701	523.707
International Growth Fund - 1.75% series contract	19,640.866	1,108.553	3,025.973	17,723.447
International Growth Fund - 1.65% series contract	9.526	1,132.379	32.264	1,109.641
International Growth Fund - 1.55% series contract	6,300.648	180.123	1,817.889	4,662.883
International Growth Fund - 1.50% series contract	2,365.405	909.119	1,700.015	1,574.509
International Growth Fund - 1.45% series contract	121.963	9.952	0.129	131.786
International Growth Fund - 1.25% series contract	219,040.211	24,345.724	43,793.809	199,592.125
International Growth Fund - 1.00% series contract	5,357.312	819.600	81.926	6,094.986
Mid Cap Core Equity Fund - 2.00% series contract	833.406	0.000	0.000	833.406
Mid Cap Core Equity Fund - 1.80% series contract	1,061.361	179.893	61.698	1,179.556
Mid Cap Core Equity Fund - 1.75% series contract	394.888	462.683	10.750	846.821
Mid Cap Core Equity Fund - 1.65% series contract *	9.436	0.000	0.049	9.387
Mid Cap Core Equity Fund - 1.65% series contract	2,033.668	0.000	191.821	1,841.847
Mid Cap Core Equity Fund - 1.55% series contract	4,421.796	2,638.808	1,245.637	5,814.967
Mid Cap Core Equity Fund - 1.50% series contract	476.404	29.044	0.449	504.999
Mid Cap Core Equity Fund - 1.45% series contract	325.549	15.742	4.432	336.859
Mid Cap Core Equity Fund - 1.40% series contract	26,622.077	651.161	5,265.464	22,007.774
Mid Cap Core Equity Fund - 1.25% series contract	96,185.714	21,698.905	16,333.141	101,551.478
Mid Cap Core Equity Fund - 1.00% series contract	1,651.912	158.159	24.624	1,785.446
Mid Cap Growth Fund - 2.00% series contract	1,790.666	330.737	40.694	2,080.708
Mid Cap Growth Fund - 1.80% series contract	1,581.572	28.354	0.209	1,609.717
Mid Cap Growth Fund - 1.75% series contract	1,137.155	92.215	12.882	1,216.488
Mid Cap Growth Fund - 1.70% series contract	768.311	6.688	478.780	296.218
Mid Cap Growth Fund - 1.65% series contract	4,459.428	8.878	284.253	4,184.053
Mid Cap Growth Fund - 1.55% series contract	16,426.577	972.714	3,511.343	13,887.948
Mid Cap Growth Fund - 1.50% series contract	4,214.241	326.798	0.725	4,540.314
Mid Cap Growth Fund - 1.45% series contract	2,750.923	95.199	86.590	2,759.532
Mid Cap Growth Fund - 1.40% series contract	66,840.786	2,715.691	2,515.970	67,040.506
Mid Cap Growth Fund - 1.25% series contract	213,909.293	21,327.118	22,442.378	212,794.034
Mid Cap Growth Fund - 1.00% series contract	12,063.761	1,153.420	2,301.308	10,915.873
Managed Volatility Fund - 1.70% series contract	55.078	0.000	0.000	55.078
Managed Volatility Fund - 1.65% series contract	4,714.242	150.803	1,324.742	3,540.303
Managed Volatility Fund - 1.40% series contract	49,773.773	2,418.164	8,715.422	43,476.515

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

28

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Janus Aspen Series - Service Shares:
Balanced Portfolio - 2.00% series contract	14,078.464	644.326	1,796.525	12,926.265
Balanced Portfolio - 1.95% series contract	7,165.355	638.187	148.112	7,655.430
Balanced Portfolio - 1.80% series contract **	2,762.287	181.083	0.000	2,943.370
Balanced Portfolio - 1.80% series contract	844.376	0.000	179.202	665.174
Balanced Portfolio - 1.75% series contract	45,258.738	2,566.763	22,435.060	25,390.441
Balanced Portfolio - 1.70% series contract	2,928.040	135.284	6.890	3,056.434
Balanced Portfolio - 1.65% series contract *	2,098.325	230.262	99.378	2,229.210
Balanced Portfolio - 1.65% series contract	12,609.743	0.000	1,763.446	10,846.298
Balanced Portfolio - 1.55% series contract	39,712.113	1,654.540	5,417.660	35,948.994
Balanced Portfolio - 1.50% series contract	5,444.063	9,304.211	3,625.360	11,122.914
Balanced Portfolio - 1.45% series contract	3,800.758	2,054.078	62.038	5,792.798
Balanced Portfolio - 1.40% series contract	105,228.679	8,888.891	19,455.974	94,661.597
Balanced Portfolio - 1.25% series contract	277,511.758	60,408.583	32,129.551	305,790.789
Balanced Portfolio - 1.00% series contract	3,548.834	1,558.968	609.404	4,498.398
Enterprise Portfolio - 2.00% series contract	1,496.966	235.635	86.776	1,645.826
Enterprise Portfolio - 1.80% series contract *	1,851.990	147.687	96.401	1,903.275
Enterprise Portfolio - 1.80% series contract	198.999	0.000	0.000	198.999
Enterprise Portfolio - 1.75% series contract	861.308	30.519	0.049	891.778
Enterprise Portfolio - 1.70% series contract	44.130	174.129	47.316	170.943
Enterprise Portfolio - 1.65% series contract *	8,581.497	497.016	111.343	8,967.170
Enterprise Portfolio - 1.65% series contract	589.574	0.000	520.880	68.694
Enterprise Portfolio - 1.55% series contract	9,350.723	1,089.365	1,418.031	9,022.058
Enterprise Portfolio - 1.50% series contract	1,860.975	2,110.432	66.776	3,904.631
Enterprise Portfolio - 1.40% series contract	25,796.247	1,681.497	2,713.027	24,764.716
Enterprise Portfolio - 1.25% series contract	119,782.899	38,609.674	11,489.064	146,903.508
Enterprise Portfolio - 1.00% series contract	5,578.199	3,895.642	1,025.778	8,448.063
Global Research Portfolio - 1.70% series contract	112.798	0.000	53.990	58.808
Global Research Portfolio - 1.40% series contract	7,409.934	448.926	197.839	7,661.022
Janus Portfolio - 2.00% series contract	12,771.654	145.101	2,549.203	10,367.552
Janus Portfolio - 1.95% series contract	7,914.504	432.915	1,181.418	7,166.001
Janus Portfolio - 1.80% series contract	755.710	9.624	332.494	432.840
Janus Portfolio - 1.75% series contract	12,905.553	550.477	2,605.779	10,850.251
Janus Portfolio - 1.70% series contract	1,977.301	126.566	35.390	2,068.477
Janus Portfolio - 1.65% series contract *	3,322.418	507.148	1,342.994	2,486.571
Janus Portfolio - 1.65% series contract	808.759	1.987	712.098	98.647
Janus Portfolio - 1.55% series contract	3,917.874	861.817	287.777	4,491.914
Janus Portfolio - 1.50% series contract	2,285.877	61.073	1,697.155	649.795
Janus Portfolio - 1.40% series contract	27,341.406	1,226.388	1,393.115	27,174.680
Janus Portfolio - 1.25% series contract	157,274.011	14,675.316	41,544.501	130,404.826
Janus Portfolio - 1.00% series contract	2,588.100	627.721	271.401	2,944.420
Overseas Portfolio - 2.00% series contract	22,160.880	7,111.597	2,185.282	27,087.194
Overseas Portfolio - 1.95% series contract	12,340.321	4,959.150	317.064	16,982.407
Overseas Portfolio - 1.80% series contract	1,423.644	662.134	10.986	2,074.792
Overseas Portfolio - 1.75% series contract	55,582.141	8,515.406	2,140.851	61,956.697
Overseas Portfolio - 1.70% series contract	71.288	0.000	9.260	62.028
Overseas Portfolio - 1.65% series contract *	7,930.544	203.342	4,429.494	3,704.392
Overseas Portfolio - 1.65% series contract	5,816.393	483.674	3,087.991	3,212.076
Overseas Portfolio - 1.55% series contract	35,329.836	4,224.575	3,326.093	36,228.319
Overseas Portfolio - 1.50% series contract	8,844.334	1,562.597	316.083	10,090.848
Overseas Portfolio - 1.45% series contract	7,985.433	457.602	288.965	8,154.070
Overseas Portfolio - 1.40% series contract	122,862.203	9,657.000	11,818.714	120,700.488
Overseas Portfolio - 1.25% series contract	704,592.731	139,018.512	59,049.650	784,561.592
Overseas Portfolio - 1.00% series contract	38,535.088	6,266.356	7,861.046	36,940.398
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.75% series contract	9.549	0.000	0.049	9.499
Core Plus Fixed Income Portfolio - 1.70% series contract	846.951	149.546	7.213	989.284
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.550	0.000	0.049	9.501
Core Plus Fixed Income Portfolio - 1.65% series contract	13,284.014	0.000	2,441.640	10,842.374
Core Plus Fixed Income Portfolio - 1.55% series contract	1,390.646	165.394	54.880	1,501.160
Core Plus Fixed Income Portfolio - 1.50% series contract	0.000	11.459	0.000	11.459
Core Plus Fixed Income Portfolio - 1.40% series contract	22,558.110	1,300.891	1,844.369	22,014.632
Core Plus Fixed Income Portfolio - 1.25% series contract	633.825	1,188.313	357.613	1,464.525
Core Plus Fixed Income Portfolio - 1.00% series contract	1,802.206	300.657	0.064	2,102.798
Mid Cap Growth Portfolio - 1.80% series contract	294.908	0.000	0.207	294.701
Mid Cap Growth Portfolio - 1.75% series contract	1,029.009	26.601	808.666	246.944
Mid Cap Growth Portfolio - 1.70% series contract	57.053	0.000	5.539	51.515
Mid Cap Growth Portfolio - 1.65% series contract *	1,060.797	0.000	28.473	1,032.325
Mid Cap Growth Portfolio - 1.65% series contract	4,503.828	455.566	2,986.807	1,972.587
Mid Cap Growth Portfolio - 1.55% series contract	6,541.754	265.733	537.511	6,269.976
Mid Cap Growth Portfolio - 1.50% series contract	2,348.522	133.276	2.497	2,479.302
Mid Cap Growth Portfolio - 1.45% series contract	260.505	11.695	3.852	268.347
Mid Cap Growth Portfolio - 1.40% series contract	18,225.094	1,449.154	5,997.357	13,676.892
Mid Cap Growth Portfolio - 1.25% series contract	85,489.618	9,756.655	14,465.062	80,781.212
Mid Cap Growth Portfolio - 1.00% series contract	3,160.423	573.067	42.921	3,690.569
U.S. Real Estate Portfolio - 1.80% series contract	183.345	0.000	0.000	183.345
U.S. Real Estate Portfolio - 1.70% series contract	1,170.546	13.091	50.299	1,133.338
U.S. Real Estate Portfolio - 1.65% series contract	7,348.939	1,054.274	3,972.351	4,430.862
U.S. Real Estate Portfolio - 1.40% series contract	101,068.130	2,847.766	7,382.182	96,533.714

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

29

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.75% series contract	3,038.051	76.978	19.710	3,095.319
Guardian Portfolio - 1.70% series contract	48.450	0.000	0.000	48.450
Guardian Portfolio - 1.65% series contract *	9.317	0.000	0.049	9.268
Guardian Portfolio - 1.65% series contract	74.370	0.000	47.894	26.476
Guardian Portfolio - 1.55% series contract	3,180.165	33.164	94.730	3,118.599
Guardian Portfolio - 1.45% series contract	324.617	18.053	0.341	342.329
Guardian Portfolio - 1.40% series contract	48,226.103	1,258.218	6,363.310	43,121.011
Guardian Portfolio - 1.25% series contract	57,525.517	4,526.714	7,320.796	54,731.435
Guardian Portfolio - 1.00% series contract	2,123.680	464.317	7.019	2,580.978
Mid-Cap Growth Portfolio - 1.70% series contract	696.167	27.719	4.329	719.557
Mid-Cap Growth Portfolio - 1.65% series contract	137.854	0.000	0.000	137.854
Mid-Cap Growth Portfolio - 1.40% series contract	20,801.208	1,165.296	2,861.062	19,105.442
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund - 2.00% series contract	1,693.121	384.859	106.557	1,971.423
Capital Appreciation Fund - 1.80% series contract	2,290.397	44.528	0.542	2,334.384
Capital Appreciation Fund - 1.75% series contract	4,515.983	1,375.674	2,479.749	3,411.908
Capital Appreciation Fund - 1.70% series contract	827.893	9.729	760.144	77.478
Capital Appreciation Fund - 1.65% series contract *	7,515.997	346.360	210.413	7,651.944
Capital Appreciation Fund - 1.65% series contract	921.749	29.484	43.796	907.437
Capital Appreciation Fund - 1.55% series contract	24,019.435	1,846.297	2,284.293	23,581.440
Capital Appreciation Fund - 1.50% series contract	5,990.310	374.623	732.831	5,632.102
Capital Appreciation Fund - 1.45% series contract	3,743.028	123.086	115.432	3,750.682
Capital Appreciation Fund - 1.40% series contract	38,085.264	1,917.392	3,660.537	36,342.119
Capital Appreciation Fund - 1.25% series contract	340,648.514	18,105.920	35,168.975	323,585.459
Capital Appreciation Fund - 1.00% series contract	21,817.812	2,039.737	3,489.891	20,367.659
Conservative Balanced Fund - 1.75% series contract	9.494	0.000	0.050	9.444
Conservative Balanced Fund - 1.70% series contract	28.112	0.716	2.612	26.216
Conservative Balanced Fund - 1.65% series contract *	347.677	0.000	16.204	331.473
Conservative Balanced Fund - 1.65% series contract	7,846.629	70.616	675.571	7,241.674
Conservative Balanced Fund - 1.55% series contract	177.597	0.000	167.754	9.843
Conservative Balanced Fund - 1.40% series contract	47,557.090	1,870.238	4,252.299	45,175.029
Conservative Balanced Fund - 1.25% series contract	20,027.267	1,837.084	1,465.967	20,398.384
Conservative Balanced Fund - 1.00% series contract	9.363	0.000	0.062	9.301
Global Fund - 2.00% series contract	8,177.547	772.754	951.892	7,998.409
Global Fund - 1.95% series contract	4,741.011	583.241	109.031	5,215.222
Global Fund - 1.80% series contract **	2,996.191	454.887	115.698	3,335.380
Global Fund - 1.80% series contract	202.551	0.000	0.000	202.551
Global Fund - 1.75% series contract	10,189.166	906.331	712.959	10,382.539
Global Fund - 1.70% series contract	53.749	0.000	0.000	53.749
Global Fund - 1.65% series contract *	1,355.087	452.116	57.452	1,749.751
Global Fund - 1.65% series contract	4,130.400	36.447	915.379	3,251.469
Global Fund - 1.55% series contract	2,678.605	494.796	227.272	2,946.129
Global Fund - 1.50% series contract	1,028.363	2,203.910	176.962	3,055.311
Global Fund - 1.40% series contract	62,986.439	3,044.451	9,379.698	56,651.192
Global Fund - 1.25% series contract	132,016.598	25,284.690	11,029.660	146,271.628
Global Fund - 1.00% series contract	2,552.993	1,739.900	499.845	3,793.048
Main Street Fund - 2.00% series contract	14,343.017	150.246	1,872.860	12,620.404
Main Street Fund - 1.95% series contract	8,785.360	426.377	617.435	8,594.302
Main Street Fund - 1.80% series contract	514.662	63.924	128.958	449.628
Main Street Fund - 1.75% series contract	14,974.835	522.037	1,756.717	13,740.155
Main Street Fund - 1.70% series contract	935.257	42.186	81.363	896.080
Main Street Fund - 1.65% series contract *	249.558	1,144.346	45.430	1,348.474
Main Street Fund - 1.65% series contract	744.344	505.522	569.336	680.530
Main Street Fund - 1.55% series contract	4,813.839	324.771	391.831	4,746.779
Main Street Fund - 1.50% series contract	825.788	26.907	172.589	680.106
Main Street Fund - 1.45% series contract	261.796	0.000	20.866	240.930
Main Street Fund - 1.40% series contract	83,883.463	3,458.262	3,877.366	83,464.359
Main Street Fund - 1.25% series contract	127,778.198	17,937.270	8,242.163	137,473.305
Main Street Fund - 1.00% series contract	2,340.393	979.548	56.869	3,263.072
Main Street Small Cap Fund - 1.80% series contract	2,582.524	384.472	220.065	2,746.932
Main Street Small Cap Fund - 1.75% series contract	1,435.592	107.532	1,400.017	143.106
Main Street Small Cap Fund - 1.70% series contract	387.748	1.546	3.413	385.882
Main Street Small Cap Fund - 1.65% series contract *	508.512	2.668	40.534	470.645
Main Street Small Cap Fund - 1.65% series contract	1,329.527	39.522	269.344	1,099.705
Main Street Small Cap Fund - 1.55% series contract	3,304.134	317.525	204.354	3,417.305
Main Street Small Cap Fund - 1.50% series contract	1,650.441	53.640	1.128	1,702.953
Main Street Small Cap Fund - 1.45% series contract	242.035	0.000	19.292	222.744
Main Street Small Cap Fund - 1.40% series contract	79,387.815	2,480.898	9,842.427	72,026.286
Main Street Small Cap Fund - 1.25% series contract	87,215.612	36,247.245	36,263.300	87,199.557
Main Street Small Cap Fund - 1.00% series contract	1,112.571	387.845	137.884	1,362.532

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

30

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	16,351.453	593.389	1,762.514	15,182.328
High Yield Portfolio - 1.95% series contract	8,053.962	456.329	182.967	8,327.324
High Yield Portfolio - 1.80% series contract	2,630.475	82.533	374.769	2,338.238
High Yield Portfolio - 1.75% series contract	17,640.935	854.520	3,025.776	15,469.679
High Yield Portfolio - 1.70% series contract	228.870	2.905	19.095	212.680
High Yield Portfolio - 1.65% series contract *	6,776.137	558.499	1,324.585	6,010.051
High Yield Portfolio - 1.65% series contract	2,631.236	0.000	412.146	2,219.089
High Yield Portfolio - 1.55% series contract	11,523.813	777.248	1,394.121	10,906.939
High Yield Portfolio - 1.50% series contract	3,480.687	1,010.003	1,846.562	2,644.128
High Yield Portfolio - 1.45% series contract	694.303	0.000	55.341	638.962
High Yield Portfolio - 1.40% series contract	28,946.612	2,230.839	3,261.937	27,915.514
High Yield Portfolio - 1.25% series contract	176,790.718	22,379.018	52,173.576	146,996.160
High Yield Portfolio - 1.00% series contract	5,519.596	1,825.937	880.245	6,465.288
Real Return Portfolio - 2.00% series contract	5,888.297	263.662	593.680	5,558.280
Real Return Portfolio - 1.95% series contract	287.257	287.464	7.203	567.518
Real Return Portfolio - 1.80% series contract	2,391.331	95.848	0.212	2,486.967
Real Return Portfolio - 1.75% series contract	13,877.320	547.121	3,586.555	10,837.886
Real Return Portfolio - 1.70% series contract	374.010	3.511	79.403	298.118
Real Return Portfolio - 1.65% series contract *	8,483.786	165.284	389.381	8,259.689
Real Return Portfolio - 1.65% series contract	17,953.586	0.000	2,619.505	15,334.081
Real Return Portfolio - 1.55% series contract	30,193.142	2,017.040	6,897.435	25,312.746
Real Return Portfolio - 1.50% series contract	4,113.716	220.451	861.154	3,473.014
Real Return Portfolio - 1.45% series contract	1,113.044	58.013	43.903	1,127.154
Real Return Portfolio - 1.40% series contract	89,943.404	18,501.656	27,514.555	80,930.506
Real Return Portfolio - 1.25% series contract	300,860.243	31,305.607	29,319.347	302,846.503
Real Return Portfolio - 1.00% series contract	20,944.899	1,997.940	3,946.646	18,996.193
Total Return Portfolio - 2.00% series contract	38,912.560	1,294.553	10,841.188	29,365.924
Total Return Portfolio - 1.95% series contract	18,437.016	996.230	4,860.605	14,572.640
Total Return Portfolio - 1.80% series contract	6,607.317	764.705	54.143	7,317.879
Total Return Portfolio - 1.75% series contract	50,310.489	4,222.001	14,087.025	40,445.465
Total Return Portfolio - 1.70% series contract	702.476	7.920	76.316	634.080
Total Return Portfolio - 1.65% series contract *	21,764.371	3,146.719	2,073.087	22,838.003
Total Return Portfolio - 1.65% series contract	7,175.627	2,910.802	4,520.319	5,566.110
Total Return Portfolio - 1.55% series contract	45,715.695	4,001.972	8,314.838	41,402.829
Total Return Portfolio - 1.50% series contract	12,625.695	2,789.163	4,195.395	11,219.463
Total Return Portfolio - 1.45% series contract	7,323.141	2,070.628	410.072	8,983.697
Total Return Portfolio - 1.40% series contract	131,876.308	6,516.483	12,223.543	126,169.248
Total Return Portfolio - 1.25% series contract	731,948.571	102,672.851	67,118.932	767,502.490
Total Return Portfolio - 1.00% series contract	36,729.823	4,994.021	7,132.458	34,591.385
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund - 1.70% series contract	519.731	4.789	78.869	445.650
Guggenheim U.S. Long Short Equity Fund - 1.65% series contract	876.499	37.417	399.472	514.444
Guggenheim U.S. Long Short Equity Fund - 1.40% series contract	37,642.929	1,536.777	5,492.988	33,686.718
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	16,536.463	32.049	10,077.706	6,490.806
2015 ETF Fund - 1.70% series contract	46.396	0.000	0.000	46.396
2015 ETF Fund - 1.65% series contract *	9.489	0.000	0.049	9.440
2015 ETF Fund - 1.65% series contract	330.713	3.961	5.201	329.473
2015 ETF Fund - 1.55% series contract	9.887	0.000	0.048	9.838
2015 ETF Fund - 1.40% series contract	12,427.139	376.137	1,620.287	11,182.989
2015 ETF Fund - 1.25% series contract	2,285.573	3,394.022	380.816	5,298.779
2015 ETF Fund - 1.00% series contract	9.355	0.000	0.062	9.293
2025 ETF Fund - 1.75% series contract	910.266	0.000	1.293	908.973
2025 ETF Fund - 1.70% series contract	132.099	0.000	59.993	72.105
2025 ETF Fund - 1.65% series contract *	9.468	0.000	0.049	9.420
2025 ETF Fund - 1.65% series contract	8.078	0.000	0.180	7.897
2025 ETF Fund - 1.55% series contract	5,279.221	229.557	0.048	5,508.730
2025 ETF Fund - 1.50% series contract	98.439	119.800	34.293	183.946
2025 ETF Fund - 1.40% series contract	20,187.138	3,673.279	462.383	23,398.034
2025 ETF Fund - 1.25% series contract	37,826.446	4,028.151	2,634.266	39,220.331
2025 ETF Fund - 1.00% series contract	1,315.365	372.354	4.823	1,682.895
2035 ETF Fund - 1.75% series contract	9.448	0.000	0.050	9.398
2035 ETF Fund - 1.70% series contract	10,455.249	1,768.963	0.000	12,224.211
2035 ETF Fund - 1.65% series contract *	9.450	0.000	0.049	9.400
2035 ETF Fund - 1.65% series contract	17.504	0.000	0.391	17.113
2035 ETF Fund - 1.55% series contract	9.846	0.000	0.048	9.798
2035 ETF Fund - 1.40% series contract	16,741.951	1,175.755	478.925	17,438.782
2035 ETF Fund - 1.25% series contract	20,519.626	4,986.507	3,732.371	21,773.762
2035 ETF Fund - 1.00% series contract	985.283	173.080	40.048	1,118.316

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

31

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
AB Variable Products Series Fund, Inc. - Class B:
International Value Portfolio - 1.80% series contract	535.488	41.676	0.000	577.164
International Value Portfolio - 1.75% series contract	1,468.876	17.511	1,476.899	9.488
International Value Portfolio - 1.65% series contract	9.536	0.000	0.046	9.490
International Value Portfolio - 1.55% series contract	4,439.406	314.357	149.040	4,604.723
International Value Portfolio - 1.50% series contract	1,312.445	131.590	0.000	1,444.035
International Value Portfolio - 1.45% series contract	2,074.130	87.496	91.275	2,070.350
International Value Portfolio - 1.25% series contract	74,246.568	9,376.225	3,357.994	80,264.798
International Value Portfolio - 1.00% series contract	3,324.387	310.918	107.420	3,527.884
American Century Variable Portfolios - Class I:
Capital Appreciation Fund - 1.75% series contract	823.115	1,701.021	89.818	2,434.317
Capital Appreciation Fund - 1.70% series contract	312.474	4.941	0.000	317.415
Capital Appreciation Fund - 1.65% series contract *	3,165.057	7.600	264.561	2,908.097
Capital Appreciation Fund - 1.65% series contract	12,783.538	465.292	354.002	12,894.828
Capital Appreciation Fund - 1.55% series contract	655.646	1,937.692	0.697	2,592.642
Capital Appreciation Fund - 1.50% series contract	477.808	84.786	1.696	560.898
Capital Appreciation Fund - 1.40% series contract	94,832.024	8,435.859	12,430.215	90,837.668
Capital Appreciation Fund - 1.25% series contract	53,454.991	6,997.534	4,833.194	55,619.331
Capital Appreciation Fund - 1.00% series contract	319.797	0.000	0.067	319.729
American Century Variable Portfolios - Class II:
Large Company Value Fund - 2.00% series contract	1,925.528	391.809	119.236	2,198.101
Large Company Value Fund - 1.80% series contract	0.000	4,950.016	41.965	4,908.051
Large Company Value Fund - 1.75% series contract	3,362.145	200.325	2,746.627	815.842
Large Company Value Fund - 1.65% series contract *	8,234.344	1,365.789	214.132	9,386.001
Large Company Value Fund - 1.65% series contract	987.332	0.000	0.000	987.332
Large Company Value Fund - 1.55% series contract	15,392.026	4,829.980	2,634.587	17,587.420
Large Company Value Fund - 1.50% series contract	1,313.601	574.707	69.758	1,818.550
Large Company Value Fund - 1.40% series contract	44,028.288	3,058.264	4,444.011	42,642.542
Large Company Value Fund - 1.25% series contract	208,292.071	41,330.666	10,086.032	239,536.705
Large Company Value Fund - 1.00% series contract	4,921.126	2,372.739	2,413.911	4,879.954
Mid Cap Value Fund - 2.00% series contract	959.004	150.465	52.954	1,056.514
Mid Cap Value Fund - 1.80% series contract *	0.000	3,697.739	13.616	3,684.123
Mid Cap Value Fund - 1.80% series contract	91.365	38.877	0.000	130.242
Mid Cap Value Fund - 1.75% series contract	858.018	20.099	174.991	703.127
Mid Cap Value Fund - 1.70% series contract	273.576	2.173	275.749	0.000
Mid Cap Value Fund - 1.65% series contract *	6,428.228	796.625	1,183.678	6,041.174
Mid Cap Value Fund - 1.65% series contract	2,818.057	85.826	235.680	2,668.202
Mid Cap Value Fund - 1.55% series contract	8,442.773	4,537.671	1,411.408	11,569.035
Mid Cap Value Fund - 1.50% series contract	2,710.050	914.253	1,753.181	1,871.121
Mid Cap Value Fund - 1.40% series contract	29,115.826	4,477.763	1,658.861	31,934.729
Mid Cap Value Fund - 1.25% series contract	102,039.200	21,081.909	7,944.356	115,176.753
Mid Cap Value Fund - 1.00% series contract	6,655.815	3,215.504	2,230.583	7,640.735
Ultra Fund - 1.65% series contract	1,975.257	0.000	0.402	1,974.855
Ultra Fund - 1.40% series contract	13,337.072	2,718.805	11,162.237	4,893.639
Calamos Advisors Trust:
Growth and Income Portfolio - 1.75% series contract	301.483	2.453	21.905	282.031
Growth and Income Portfolio - 1.70% series contract	24.041	0.000	24.041	0.000
Growth and Income Portfolio - 1.65% series contract *	5,442.585	162.949	1,256.884	4,348.650
Growth and Income Portfolio - 1.65% series contract	5,535.928	726.483	2,794.024	3,468.387
Growth and Income Portfolio - 1.55% series contract	3,693.073	101.207	0.889	3,793.391
Growth and Income Portfolio - 1.50% series contract	182.956	27.675	0.670	209.961
Growth and Income Portfolio - 1.40% series contract	38,166.588	1,273.394	5,422.003	34,017.979
Growth and Income Portfolio - 1.25% series contract	98,591.737	8,457.598	11,078.363	95,970.972
Growth and Income Portfolio - 1.00% series contract	2,510.263	0.000	0.549	2,509.714
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.80% series contract	1,234.277	70.303	0.354	1,304.226
Value Portfolio - 1.75% series contract	6,108.714	278.368	1,137.003	5,250.080
Value Portfolio - 1.70% series contract	242.010	0.000	189.990	52.020
Value Portfolio - 1.65% series contract *	4,421.752	30.640	633.729	3,818.664
Value Portfolio - 1.65% series contract	8,712.583	131.558	1,992.551	6,851.590
Value Portfolio - 1.55% series contract	22,403.369	1,568.528	2,881.614	21,090.282
Value Portfolio - 1.50% series contract	6,035.623	553.669	1,122.811	5,466.481
Value Portfolio - 1.45% series contract	7,304.930	246.161	1,585.949	5,965.141
Value Portfolio - 1.40% series contract	60,094.610	2,165.294	17,059.377	45,200.527
Value Portfolio - 1.25% series contract	435,562.879	26,614.015	34,886.330	427,290.564
Value Portfolio - 1.00% series contract	22,913.753	1,562.572	1,480.067	22,996.258
Deutsche Variable Series II - Class A:
Global Growth VIP - 1.75% series contract	9.536	0.000	0.046	9.489
Global Growth VIP - 1.65% series contract	9.536	0.000	0.046	9.490
Global Growth VIP - 1.55% series contract	9.933	0.000	0.046	9.887
Global Growth VIP - 1.25% series contract	11,523.317	3,699.625	650.285	14,572.656
Global Growth VIP - 1.00% series contract	9.416	0.000	0.059	9.358
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP - 1.75% series contract	9.572	0.000	0.047	9.525
Small Mid Cap Value VIP - 1.65% series contract	9.573	0.000	0.047	9.527
Small Mid Cap Value VIP - 1.55% series contract	2,355.103	143.017	0.046	2,498.074
Small Mid Cap Value VIP - 1.50% series contract	566.526	141.844	31.764	676.606
Small Mid Cap Value VIP - 1.25% series contract	16,880.810	3,658.925	2,658.507	17,881.228
Small Mid Cap Value VIP - 1.00% series contract	900.138	817.780	998.598	719.320

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

32

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract	339.045	0.000	0.231	338.814
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.455	0.000	0.046	9.409
Socially Responsible Growth Fund, Inc. - 1.70% series contract	4,380.835	5.983	980.781	3,406.037
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	9.456	0.000	0.046	9.410
Socially Responsible Growth Fund, Inc. - 1.65% series contract	114.714	0.000	0.000	114.714
Socially Responsible Growth Fund, Inc. - 1.55% series contract	868.052	1.845	14.692	855.206
Socially Responsible Growth Fund, Inc. - 1.50% series contract	135.648	14.854	0.770	149.732
Socially Responsible Growth Fund, Inc. - 1.45% series contract	371.183	0.000	0.379	370.805
Socially Responsible Growth Fund, Inc. - 1.40% series contract	37,059.603	1,469.696	10,698.353	27,830.946
Socially Responsible Growth Fund, Inc. - 1.25% series contract	47,665.493	4,622.597	1,778.812	50,509.278
Socially Responsible Growth Fund, Inc. - 1.00% series contract	95.987	106.732	1.347	201.371
Stock Index Fund, Inc. - 2.00% series contract	29,016.462	1,802.349	5,470.349	25,348.462
Stock Index Fund, Inc. - 1.95% series contract	16,393.263	1,151.755	2,418.781	15,126.237
Stock Index Fund, Inc. - 1.80% series contract **	988.762	1,492.732	47.045	2,434.449
Stock Index Fund, Inc. - 1.80% series contract	740.102	87.927	0.000	828.029
Stock Index Fund, Inc. - 1.75% series contract	30,104.362	2,685.692	3,890.432	28,899.622
Stock Index Fund, Inc. - 1.70% series contract	372.168	0.000	0.000	372.168
Stock Index Fund, Inc. - 1.65% series contract *	9,746.602	1,055.806	5,057.298	5,745.110
Stock Index Fund, Inc. - 1.65% series contract	6,948.264	265.294	1,782.526	5,431.032
Stock Index Fund, Inc. - 1.55% series contract	42,830.657	6,129.419	10,848.745	38,111.330
Stock Index Fund, Inc. - 1.50% series contract	8,878.528	1,358.444	2,899.525	7,337.447
Stock Index Fund, Inc. - 1.45% series contract	12,363.602	295.854	371.170	12,288.286
Stock Index Fund, Inc. - 1.40% series contract	431,573.698	23,293.219	41,786.895	413,080.023
Stock Index Fund, Inc. - 1.25% series contract	550,983.720	50,727.235	25,867.632	575,843.323
Stock Index Fund, Inc. - 1.00% series contract	33,238.690	3,137.831	6,455.568	29,920.952
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	8.143	320.430	6.606	321.967
Technology Growth Portfolio - 1.65% series contract	825.700	442.097	40.905	1,226.893
Technology Growth Portfolio - 1.40% series contract	25,002.454	2,746.224	5,948.389	21,800.289
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 1.75% series contract	9.474	0.000	0.046	9.427
MidCap Stock Portfolio - 1.65% series contract *	9.475	0.000	0.046	9.429
MidCap Stock Portfolio - 1.65% series contract	156.159	12.275	2.839	165.595
MidCap Stock Portfolio - 1.55% series contract	455.605	11.912	11.321	456.196
MidCap Stock Portfolio - 1.45% series contract	220.082	0.000	16.514	203.569
MidCap Stock Portfolio - 1.40% series contract	5,785.430	102.457	3,799.061	2,088.827
MidCap Stock Portfolio - 1.25% series contract	6,960.499	1,399.329	64.880	8,294.948
MidCap Stock Portfolio - 1.00% series contract	109.827	1.675	102.206	9.296
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 2.00% series contract	135,542.750	80,124.651	207,338.074	8,329.327
Money Market Portfolio - 1.95% series contract	0	914.256	914.256	0.000
Money Market Portfolio - 1.80% series contract **	97.993	0.000	0.783	97.211
Money Market Portfolio - 1.80% series contract	2,473.663	0.000	0.000	2,473.663
Money Market Portfolio - 1.75% series contract	79,037.672	477,201.932	301,203.512	255,036.092
Money Market Portfolio - 1.70% series contract	16,980.627	558.060	9,600.251	7,938.436
Money Market Portfolio - 1.65% series contract *	17,224.455	5,821.760	1,303.072	21,743.144
Money Market Portfolio - 1.65% series contract	29,000.579	0.000	14,066.864	14,933.715
Money Market Portfolio - 1.55% series contract	18,612.059	949.294	1,517.610	18,043.744
Money Market Portfolio - 1.50% series contract	12,067.881	4,086.384	463.585	15,690.680
Money Market Portfolio - 1.45% series contract	766.945	26.916	240.108	553.753
Money Market Portfolio - 1.40% series contract	942,649.329	72,732.977	94,506.977	920,875.329
Money Market Portfolio - 1.25% series contract	875,406.254	575,283.672	335,808.373	1,114,881.554
Money Market Portfolio - 1.00% series contract	36,178.986	5,677.002	5,129.215	36,726.772
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	793.323	10.342	0.000	803.665
Appreciation Portfolio - 1.70% series contract	268.234	14.185	1.205	281.214
Appreciation Portfolio - 1.65% series contract	2,499.057	30.662	67.002	2,462.717
Appreciation Portfolio - 1.40% series contract	36,035.764	1,438.844	3,704.791	33,769.817
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 2.00% series contract	1,278.808	52.378	1.386	1,329.799
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	16,283.246	153.338	256.060	16,180.524
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.80% series contract	719.055	0.000	0.491	718.564
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	1,163.884	0.000	169.106	994.777
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,069.738	0.000	542.464	1,527.273
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	46,894.162	1,584.525	7,876.038	40,602.649
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	23,189.710	0.000	231.864	22,957.845
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	159,308.013	6,650.729	23,741.884	142,216.858
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.50% series contract	6,951.007	179.807	118.000	7,012.814
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	15,778.281	82.019	248.561	15,611.739
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	85,187.902	8,237.572	8,955.414	84,470.060
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	796,253.937	55,446.868	121,788.327	729,912.477
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	25,650.003	2,405.530	4,110.842	23,944.691
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,391.597	0.000	3.266	1,388.331
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	10,043.398	91.876	126.330	10,008.944
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	926.351	0.000	926.351	0.000
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	12,665.646	0.000	1,142.124	11,523.522
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	1,491.520	109.620	53.864	1,547.277
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	15,712.886	918.332	2,315.629	14,315.590
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	6,426.775	86.511	6,041.853	471.432
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	12,098.303	56.191	299.372	11,855.121
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	11,268.585	905.125	2,809.872	9,363.838
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	244,585.076	8,472.859	16,252.171	236,805.764
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	9.477	9,886.377	0.059	9,895.795
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	41,895.410	2,391.093	10,407.807	33,878.696
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	661.260	0.000	424.964	236.296
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	146,708.555	8,759.651	73,954.608	81,513.598
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	28,485.682	462.265	6,051.651	22,896.296
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	209,412.368	10,398.545	7,479.820	212,331.092
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	664.877	235.939	5.299	895.517
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	55,941.035	2,045.338	3,774.222	54,212.150
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	38,789.114	1,997.918	5,143.121	35,643.911
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,556,257.167	87,439.661	121,331.207	1,522,365.621
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	13,286.553	649.812	5,479.350	8,457.015

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

33

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	1,227.227	54.386	1.335	1,280.278
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	30,773.262	352.378	925.198	30,200.443
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	85.209	0.000	85.209	0.000
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	96,605.641	6,611.054	8,318.643	94,898.052
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	4,578.188	0.000	3,520.005	1,058.183
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	21,988.793	808.604	1,476.635	21,320.762
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	2,082.534	145.989	5.724	2,222.799
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	48,592.142	3,540.879	24,660.070	27,472.951
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	35,189.194	1,940.209	328.546	36,800.856
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	367,131.280	42,802.170	21,215.856	388,717.594
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	4,184.300	239.411	1,664.209	2,759.502
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund - 1.75% series contract	924.040	144.956	105.683	963.313
Franklin Small Cap Value VIP Fund - 1.65% series contract	1,989.946	324.139	1,341.103	972.982
Franklin Small Cap Value VIP Fund - 1.55% series contract	4,682.846	131.799	103.750	4,710.895
Franklin Small Cap Value VIP Fund - 1.50% series contract	442.109	54.667	140.988	355.788
Franklin Small Cap Value VIP Fund - 1.45% series contract	230.651	48.525	198.511	80.666
Franklin Small Cap Value VIP Fund - 1.25% series contract	41,033.184	7,734.402	3,178.063	45,589.524
Franklin Small Cap Value VIP Fund - 1.00% series contract	1,047.127	498.922	242.162	1,303.887
Franklin U.S. Government Securities VIP Fund - 2.00% series contract	1,399.097	534.649	79.298	1,854.448
Franklin U.S. Government Securities VIP Fund - 1.80% series contract	1,048.576	0.000	0.361	1,048.215
Franklin U.S. Government Securities VIP Fund - 1.75% series contract	8,935.988	552.502	2,012.271	7,476.218
Franklin U.S. Government Securities VIP Fund - 1.65% series contract	2,733.513	24.414	258.906	2,499.021
Franklin U.S. Government Securities VIP Fund - 1.55% series contract	9,085.095	6,725.380	3,138.719	12,671.756
Franklin U.S. Government Securities VIP Fund - 1.50% series contract	291.358	16.065	0.899	306.525
Franklin U.S. Government Securities VIP Fund - 1.45% series contract	136.843	4.352	42.212	98.983
Franklin U.S. Government Securities VIP Fund - 1.25% series contract	127,996.694	16,503.671	13,909.318	130,591.046
Franklin U.S. Government Securities VIP Fund - 1.00% series contract	9,828.771	932.304	550.207	10,210.869
Mutual Global Discovery VIP Fund - 2.00% series contract	0.000	97.320	48.660	48.660
Mutual Global Discovery VIP Fund - 1.80% series contract	814.987	4.676	236.417	583.246
Mutual Global Discovery VIP Fund - 1.75% series contract	46.076	1,135.125	65.807	1,115.394
Mutual Global Discovery VIP Fund - 1.65% series contract	5,116.314	1,270.960	2,490.165	3,897.109
Mutual Global Discovery VIP Fund - 1.55% series contract	1,987.742	773.924	0.703	2,760.963
Mutual Global Discovery VIP Fund - 1.50% series contract	2,086.392	39.926	606.726	1,519.592
Mutual Global Discovery VIP Fund - 1.25% series contract	124,608.394	18,164.815	41,312.050	101,461.159
Mutual Global Discovery VIP Fund - 1.00% series contract	957.257	403.624	1.262	1,359.619
Mutual Shares VIP Fund - 1.75% series contract	5,002.663	270.052	995.648	4,277.067
Mutual Shares VIP Fund - 1.65% series contract	5,767.174	719.639	4,275.524	2,211.290
Mutual Shares VIP Fund - 1.55% series contract	6,485.931	263.308	1,117.282	5,631.957
Mutual Shares VIP Fund - 1.50% series contract	2,787.011	204.756	9.228	2,982.540
Mutual Shares VIP Fund - 1.25% series contract	109,144.874	10,914.622	9,950.001	110,109.495
Mutual Shares VIP Fund - 1.00% series contract	2,999.228	41.558	198.410	2,842.376
Templeton Foreign VIP Fund - 2.00% series contract	38,068.706	3,429.311	3,233.714	38,264.302
Templeton Foreign VIP Fund - 1.95% series contract	19,478.824	2,259.126	402.442	21,335.509
Templeton Foreign VIP Fund - 1.80% series contract	0.000	7,432.251	1.280	7,430.971
Templeton Foreign VIP Fund - 1.75% series contract	35,242.860	4,420.829	1,511.237	38,152.452
Templeton Foreign VIP Fund - 1.70% series contract	566.789	329.297	178.859	717.227
Templeton Foreign VIP Fund - 1.65% series contract *	7,432.594	4,190.038	237.917	11,384.714
Templeton Foreign VIP Fund - 1.65% series contract	1,914.459	49.406	610.934	1,352.930
Templeton Foreign VIP Fund - 1.55% series contract	12,160.294	1,842.157	2,986.431	11,016.020
Templeton Foreign VIP Fund - 1.50% series contract	6,577.740	3,837.754	2,759.256	7,656.239
Templeton Foreign VIP Fund - 1.40% series contract	38,447.473	10,316.774	8,787.631	39,976.616
Templeton Foreign VIP Fund - 1.25% series contract	117,515.208	114,938.507	5,182.606	227,271.109
Templeton Foreign VIP Fund - 1.00% series contract	8,189.567	2,369.206	4,819.099	5,739.674
Templeton Global Bond VIP Fund - 2.00% series contract	772.669	6,155.993	102.924	6,825.737
Templeton Global Bond VIP Fund - 1.95% series contract	0.000	3,514.325	17.759	3,496.566
Templeton Global Bond VIP Fund - 1.80% series contract	1,090.903	905.103	231.516	1,764.490
Templeton Global Bond VIP Fund - 1.75% series contract	6,427.993	7,581.170	3,823.900	10,185.263
Templeton Global Bond VIP Fund - 1.65% series contract	7,847.302	476.883	3,554.288	4,769.897
Templeton Global Bond VIP Fund - 1.55% series contract	9,946.249	467.570	3,661.464	6,752.354
Templeton Global Bond VIP Fund - 1.50% series contract	1,899.571	277.631	816.307	1,360.894
Templeton Global Bond VIP Fund - 1.25% series contract	234,806.059	33,582.939	41,413.030	226,975.968
Templeton Global Bond VIP Fund - 1.00% series contract	2,004.663	590.357	1,284.031	1,310.989
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 2.00% series contract	1,459.343	232.933	156.877	1,535.398
American Value Fund - 1.95% series contract	862.996	91.792	18.856	935.932
American Value Fund - 1.80% series contract	378.539	2,680.046	0.000	3,058.585
American Value Fund - 1.75% series contract	2,085.486	204.845	1,011.225	1,279.107
American Value Fund - 1.70% series contract	430.934	197.874	131.082	497.726
American Value Fund - 1.65% series contract *	1,110.388	10.320	1,111.259	9.449
American Value Fund - 1.65% series contract	8,123.053	203.860	277.415	8,049.498
American Value Fund - 1.55% series contract	8,298.526	259.712	3,550.237	5,008.001
American Value Fund - 1.50% series contract	2,135.321	317.474	5.270	2,447.525
American Value Fund - 1.45% series contract	1,059.179	22.692	138.621	943.250
American Value Fund - 1.40% series contract	73,756.907	4,614.068	12,562.949	65,808.025
American Value Fund - 1.25% series contract	90,818.229	15,679.425	7,605.853	98,891.801
American Value Fund - 1.00% series contract	6,074.627	673.475	661.255	6,086.848
Comstock Fund - 2.00% series contract	15,500.400	2,116.427	1,669.381	15,947.446
Comstock Fund - 1.95% series contract	8,700.595	1,070.565	821.431	8,949.728
Comstock Fund - 1.80% series contract	623.686	16.620	298.567	341.739
Comstock Fund - 1.75% series contract	19,380.700	2,628.023	838.765	21,169.957
Comstock Fund - 1.70% series contract	1,596.993	8.475	1,134.750	470.717
Comstock Fund - 1.65% series contract	26,434.509	1,395.642	1,653.026	26,177.125
Comstock Fund - 1.55% series contract	3,419.629	737.046	200.668	3,956.008
Comstock Fund - 1.50% series contract	4,462.887	446.879	1,110.777	3,798.988
Comstock Fund - 1.45% series contract	1,361.831	109.118	1,186.271	284.677
Comstock Fund - 1.40% series contract	193,243.627	9,662.231	20,530.039	182,375.819
Comstock Fund - 1.25% series contract	148,469.127	19,174.248	58,099.977	109,543.399
Comstock Fund - 1.00% series contract	2,204.732	145.517	846.187	1,504.061
Core Equity Fund - 1.80% series contract	867.479	0.000	0.000	867.479
Core Equity Fund - 1.70% series contract	6.505	0.000	0.000	6.505
Core Equity Fund - 1.65% series contract	4,660.624	0.000	224.416	4,436.208
Core Equity Fund - 1.40% series contract	23,865.304	1,081.390	1,156.187	23,790.507
Diversified Dividend Fund - 1.70% series contract	121.181	5.838	0.100	126.919
Diversified Dividend Fund - 1.65% series contract	4,677.312	152.143	0.488	4,828.967
Diversified Dividend Fund - 1.40% series contract	20,368.931	9,687.513	11,249.962	18,806.481

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

34

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Invesco Variable Insurance Funds - Series I Shares:
Global Health Care Fund - 1.80% series contract	82.770	50.557	0.000	133.327
Global Health Care Fund - 1.70% series contract	683.351	1.683	283.685	401.349
Global Health Care Fund - 1.65% series contract	2,931.518	1,407.376	77.410	4,261.484
Global Health Care Fund - 1.40% series contract	46,940.079	2,027.548	8,823.672	40,143.954
Small Cap Equity Fund - 2.00% series contract	845.168	210.333	49.647	1,005.854
Small Cap Equity Fund - 1.80% series contract *	0.000	1,398.416	0.000	1,398.416
Small Cap Equity Fund - 1.80% series contract	536.963	67.335	0.000	604.298
Small Cap Equity Fund - 1.75% series contract	1,001.064	26.789	187.255	840.599
Small Cap Equity Fund - 1.70% series contract	557.588	38.926	73.708	522.807
Small Cap Equity Fund - 1.65% series contract *	5,210.893	688.973	122.990	5,776.877
Small Cap Equity Fund - 1.65% series contract	4,934.637	0.000	599.445	4,335.193
Small Cap Equity Fund - 1.55% series contract	6,434.289	1,042.549	255.095	7,221.743
Small Cap Equity Fund - 1.50% series contract	2,770.843	815.088	1,737.176	1,848.755
Small Cap Equity Fund - 1.45% series contract	1,013.610	103.028	276.065	840.573
Small Cap Equity Fund - 1.40% series contract	47,126.072	4,865.050	9,945.902	42,045.220
Small Cap Equity Fund - 1.25% series contract	115,187.794	19,410.048	13,803.801	120,794.041
Small Cap Equity Fund - 1.00% series contract	5,078.067	1,572.495	1,545.492	5,105.070
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund - 2.00% series contract	1,163.970	257.142	60.764	1,360.348
Global Real Estate Fund - 1.95% series contract	225.546	7.481	4.450	228.577
Global Real Estate Fund - 1.80% series contract	1,638.779	1,806.377	54.021	3,391.135
Global Real Estate Fund - 1.75% series contract	2,085.451	244.001	1,099.763	1,229.689
Global Real Estate Fund - 1.65% series contract	10,191.961	821.117	2,502.579	8,510.499
Global Real Estate Fund - 1.55% series contract	19,946.752	2,173.291	383.896	21,736.147
Global Real Estate Fund - 1.50% series contract	5,224.485	995.784	2,060.368	4,159.902
Global Real Estate Fund - 1.45% series contract	1,667.312	342.327	396.689	1,612.950
Global Real Estate Fund - 1.25% series contract	285,001.855	41,748.457	26,595.875	300,154.437
Global Real Estate Fund - 1.00% series contract	7,703.999	2,187.758	2,254.807	7,636.950
Government Securities Fund - 1.70% series contract	989.815	4.382	389.391	604.806
Government Securities Fund - 1.65% series contract	12,727.151	65.846	189.388	12,603.609
Government Securities Fund - 1.40% series contract	32,668.467	8,182.410	10,032.946	30,817.931
International Growth Fund - 2.00% series contract	16,237.702	1,450.454	1,379.586	16,308.570
International Growth Fund - 1.95% series contract	9,805.173	1,067.003	201.725	10,670.451
International Growth Fund - 1.80% series contract	932.735	27.024	339.509	620.249
International Growth Fund - 1.75% series contract	20,602.803	2,105.142	3,067.079	19,640.866
International Growth Fund - 1.65% series contract	2,705.135	0.000	2,695.609	9.526
International Growth Fund - 1.55% series contract	5,229.218	3,614.903	2,543.474	6,300.648
International Growth Fund - 1.50% series contract	3,911.735	259.969	1,806.298	2,365.405
International Growth Fund - 1.45% series contract	451.059	125.137	454.233	121.963
International Growth Fund - 1.25% series contract	225,973.912	30,318.415	37,252.116	219,040.211
International Growth Fund - 1.00% series contract	5,625.094	712.707	980.489	5,357.312
Mid Cap Core Equity Fund - 2.00% series contract	833.406	0.000	0.000	833.406
Mid Cap Core Equity Fund - 1.80% series contract	1,053.530	12.570	4.739	1,061.361
Mid Cap Core Equity Fund - 1.75% series contract	377.073	20.273	2.458	394.888
Mid Cap Core Equity Fund - 1.70% series contract	74.176	0.000	74.176	0.000
Mid Cap Core Equity Fund - 1.65% series contract *	9.482	0.000	0.046	9.436
Mid Cap Core Equity Fund - 1.65% series contract	2,032.721	57.672	56.724	2,033.668
Mid Cap Core Equity Fund - 1.55% series contract	3,077.566	1,467.216	122.986	4,421.796
Mid Cap Core Equity Fund - 1.50% series contract	1,124.053	247.157	894.806	476.404
Mid Cap Core Equity Fund - 1.45% series contract	826.066	48.030	548.547	325.549
Mid Cap Core Equity Fund - 1.40% series contract	26,547.342	3,011.985	2,937.250	26,622.077
Mid Cap Core Equity Fund - 1.25% series contract	89,688.382	11,125.356	4,628.024	96,185.714
Mid Cap Core Equity Fund - 1.00% series contract	1,457.249	203.827	9.164	1,651.912
Mid Cap Growth Fund - 2.00% series contract	1,539.819	279.735	28.889	1,790.666
Mid Cap Growth Fund - 1.80% series contract **	598.767	32.260	0.215	630.812
Mid Cap Growth Fund - 1.80% series contract	950.760	0.000	0.000	950.760
Mid Cap Growth Fund - 1.75% series contract	1,965.087	104.666	932.597	1,137.155
Mid Cap Growth Fund - 1.70% series contract	1,042.149	23.809	297.647	768.311
Mid Cap Growth Fund - 1.65% series contract *	1,248.108	16.840	136.720	1,128.228
Mid Cap Growth Fund - 1.65% series contract	3,377.718	0.000	46.518	3,331.200
Mid Cap Growth Fund - 1.55% series contract	14,456.972	2,665.621	696.017	16,426.577
Mid Cap Growth Fund - 1.50% series contract	3,983.545	286.221	55.525	4,214.241
Mid Cap Growth Fund - 1.45% series contract	2,847.634	84.189	180.899	2,750.923
Mid Cap Growth Fund - 1.40% series contract	71,494.196	2,723.179	7,376.589	66,840.786
Mid Cap Growth Fund - 1.25% series contract	206,038.554	20,596.527	12,725.787	213,909.293
Mid Cap Growth Fund - 1.00% series contract	12,265.921	972.985	1,175.145	12,063.761
Managed Volatility Fund - 1.80% series contract	83.281	0.000	83.281	0.000
Managed Volatility Fund - 1.70% series contract	87.198	0.000	32.120	55.078
Managed Volatility Fund - 1.65% series contract	4,634.928	271.322	192.007	4,714.242
Managed Volatility Fund - 1.40% series contract	57,552.750	2,749.951	10,528.928	49,773.773

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

35

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Janus Aspen Series - Service Shares:
Balanced Portfolio - 2.00% series contract	15,202.432	291.962	1,415.931	14,078.464
Balanced Portfolio - 1.95% series contract	6,906.590	439.337	180.572	7,165.355
Balanced Portfolio - 1.80% series contract **	1,379.280	1,413.401	30.394	2,762.287
Balanced Portfolio - 1.80% series contract	838.063	6.313	0.000	844.376
Balanced Portfolio - 1.75% series contract	49,935.488	1,701.752	6,378.501	45,258.738
Balanced Portfolio - 1.70% series contract	2,877.379	212.760	162.099	2,928.040
Balanced Portfolio - 1.65% series contract *	3,852.042	269.815	2,023.532	2,098.325
Balanced Portfolio - 1.65% series contract	15,248.434	1.584	2,640.275	12,609.743
Balanced Portfolio - 1.55% series contract	30,267.750	12,033.397	2,589.033	39,712.113
Balanced Portfolio - 1.50% series contract	2,918.581	2,545.647	20.165	5,444.063
Balanced Portfolio - 1.45% series contract	3,631.492	531.779	362.513	3,800.758
Balanced Portfolio - 1.40% series contract	111,960.901	6,588.423	13,320.645	105,228.679
Balanced Portfolio - 1.25% series contract	247,771.138	45,803.917	16,063.297	277,511.758
Balanced Portfolio - 1.00% series contract	2,669.097	1,108.944	229.207	3,548.834
Enterprise Portfolio - 2.00% series contract	1,358.653	232.015	93.702	1,496.966
Enterprise Portfolio - 1.80% series contract *	0.000	1,881.726	29.737	1,851.990
Enterprise Portfolio - 1.80% series contract	198.999	0.000	0.000	198.999
Enterprise Portfolio - 1.75% series contract	1,089.992	128.629	357.313	861.308
Enterprise Portfolio - 1.70% series contract	44.130	0.000	0.000	44.130
Enterprise Portfolio - 1.65% series contract *	8,475.022	874.515	768.040	8,581.497
Enterprise Portfolio - 1.65% series contract	669.276	0.210	79.912	589.574
Enterprise Portfolio - 1.55% series contract	8,018.389	4,606.989	3,274.655	9,350.723
Enterprise Portfolio - 1.50% series contract	2,895.461	1,013.803	2,048.290	1,860.975
Enterprise Portfolio - 1.40% series contract	25,130.350	4,467.610	3,801.713	25,796.247
Enterprise Portfolio - 1.25% series contract	100,396.370	29,284.687	9,898.158	119,782.899
Enterprise Portfolio - 1.00% series contract	4,625.869	3,678.441	2,726.112	5,578.199
Global Research Portfolio - 1.70% series contract	112.961	0.000	0.163	112.798
Global Research Portfolio - 1.40% series contract	8,187.442	197.696	975.204	7,409.934
Janus Portfolio - 2.00% series contract	21,623.985	596.464	9,448.796	12,771.654
Janus Portfolio - 1.95% series contract	11,527.625	621.508	4,234.628	7,914.504
Janus Portfolio - 1.80% series contract	677.100	88.932	10.322	755.710
Janus Portfolio - 1.75% series contract	20,116.345	1,210.818	8,421.610	12,905.553
Janus Portfolio - 1.70% series contract	1,767.673	209.627	0.000	1,977.301
Janus Portfolio - 1.65% series contract *	2,392.991	951.689	22.262	3,322.418
Janus Portfolio - 1.65% series contract	1,069.938	2.175	263.354	808.759
Janus Portfolio - 1.55% series contract	3,721.099	1,486.263	1,289.488	3,917.874
Janus Portfolio - 1.50% series contract	1,945.822	626.453	286.398	2,285.877
Janus Portfolio - 1.40% series contract	30,981.661	1,288.720	4,928.974	27,341.406
Janus Portfolio - 1.25% series contract	151,826.601	17,663.663	12,216.253	157,274.011
Janus Portfolio - 1.00% series contract	2,803.696	349.058	564.654	2,588.100
Overseas Portfolio - 2.00% series contract	1,125.203	21,478.226	442.549	22,160.880
Overseas Portfolio - 1.95% series contract	0.000	12,403.046	62.726	12,340.321
Overseas Portfolio - 1.80% series contract	1,301.382	122.699	0.438	1,423.644
Overseas Portfolio - 1.75% series contract	35,345.710	22,091.638	1,855.207	55,582.141
Overseas Portfolio - 1.70% series contract	170.523	0.000	99.235	71.288
Overseas Portfolio - 1.65% series contract *	10,004.971	390.425	2,464.851	7,930.544
Overseas Portfolio - 1.65% series contract	6,714.007	274.434	1,172.048	5,816.393
Overseas Portfolio - 1.55% series contract	33,019.070	4,261.249	1,950.483	35,329.836
Overseas Portfolio - 1.50% series contract	7,404.298	1,817.285	377.249	8,844.334
Overseas Portfolio - 1.45% series contract	8,571.197	506.899	1,092.663	7,985.433
Overseas Portfolio - 1.40% series contract	130,483.278	8,993.458	16,614.533	122,862.203
Overseas Portfolio - 1.25% series contract	659,248.016	78,019.854	32,675.139	704,592.731
Overseas Portfolio - 1.00% series contract	38,253.708	5,826.504	5,545.124	38,535.088
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.75% series contract	9.596	0.000	0.047	9.549
Core Plus Fixed Income Portfolio - 1.70% series contract	960.031	185.990	299.070	846.951
Core Plus Fixed Income Portfolio - 1.65% series contract *	13,284.686	0.000	0.671	13,284.014
Core Plus Fixed Income Portfolio - 1.65% series contract	9.596	0.000	0.047	9.550
Core Plus Fixed Income Portfolio - 1.55% series contract	1,406.844	57.950	74.148	1,390.646
Core Plus Fixed Income Portfolio - 1.40% series contract	26,392.573	1,217.498	5,051.960	22,558.110
Core Plus Fixed Income Portfolio - 1.25% series contract	608.589	25.984	0.747	633.825
Core Plus Fixed Income Portfolio - 1.00% series contract	1,691.594	110.672	0.060	1,802.206
Mid Cap Growth Portfolio - 1.80% series contract	295.110	0.000	0.202	294.908
Mid Cap Growth Portfolio - 1.75% series contract	1,052.868	22.209	46.068	1,029.009
Mid Cap Growth Portfolio - 1.70% series contract	78.986	0.000	21.932	57.053
Mid Cap Growth Portfolio - 1.65% series contract *	6,200.842	0.000	1,697.014	4,503.828
Mid Cap Growth Portfolio - 1.65% series contract	2,094.377	78.482	1,112.061	1,060.797
Mid Cap Growth Portfolio - 1.55% series contract	7,755.291	1,748.222	2,961.759	6,541.754
Mid Cap Growth Portfolio - 1.50% series contract	2,226.104	221.512	99.094	2,348.522
Mid Cap Growth Portfolio - 1.45% series contract	254.114	10.605	4.214	260.505
Mid Cap Growth Portfolio - 1.40% series contract	18,997.354	2,182.545	2,954.805	18,225.094
Mid Cap Growth Portfolio - 1.25% series contract	83,898.151	7,432.450	5,840.984	85,489.618
Mid Cap Growth Portfolio - 1.00% series contract	2,765.964	425.090	30.631	3,160.423
U.S. Real Estate Portfolio - 1.80% series contract	240.668	0.000	57.323	183.345
U.S. Real Estate Portfolio - 1.70% series contract	1,416.040	14.200	259.694	1,170.546
U.S. Real Estate Portfolio - 1.65% series contract	7,495.217	741.060	887.338	7,348.939
U.S. Real Estate Portfolio - 1.40% series contract	108,369.036	4,986.895	12,287.801	101,068.130

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

36

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.80% series contract	85.061	0.000	85.061	0.000
Guardian Portfolio - 1.75% series contract	2,931.592	114.633	8.174	3,038.051
Guardian Portfolio - 1.70% series contract	182.988	0.000	134.538	48.450
Guardian Portfolio - 1.65% series contract *	9.363	0.000	0.046	9.317
Guardian Portfolio - 1.65% series contract	218.459	0.000	144.089	74.370
Guardian Portfolio - 1.55% series contract	3,160.568	81.757	62.161	3,180.165
Guardian Portfolio - 1.50% series contract	886.681	102.876	989.557	0.000
Guardian Portfolio - 1.45% series contract	1,486.095	90.036	1,251.514	324.617
Guardian Portfolio - 1.40% series contract	52,525.727	1,409.079	5,708.703	48,226.103
Guardian Portfolio - 1.25% series contract	63,272.040	4,529.983	10,276.505	57,525.517
Guardian Portfolio - 1.00% series contract	2,086.660	416.950	379.930	2,123.680
Mid-Cap Growth Portfolio - 1.70% series contract	0.000	696.167	0.000	696.167
Mid-Cap Growth Portfolio - 1.65% series contract	0.000	137.854	0.000	137.854
Mid-Cap Growth Portfolio - 1.40% series contract	0.000	20,801.208	0.000	20,801.208
Small-Cap Growth Portfolio - 1.70% series contract	1,018.337	12.120	1,030.457	0.000
Small-Cap Growth Portfolio - 1.65% series contract	79.774	0.000	79.774	0.000
Small-Cap Growth Portfolio - 1.40% series contract	10,968.821	901.174	11,869.996	0.000
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund - 2.00% series contract	1,473.050	318.903	98.832	1,693.121
Capital Appreciation Fund - 1.80% series contract	2,239.575	51.365	0.543	2,290.397
Capital Appreciation Fund - 1.75% series contract	6,981.064	452.680	2,917.760	4,515.983
Capital Appreciation Fund - 1.70% series contract	77.775	766.083	15.965	827.893
Capital Appreciation Fund - 1.65% series contract *	787.595	437.816	303.662	921.749
Capital Appreciation Fund - 1.65% series contract	7,498.078	316.463	298.543	7,515.997
Capital Appreciation Fund - 1.55% series contract	23,843.087	7,524.214	7,347.866	24,019.435
Capital Appreciation Fund - 1.50% series contract	7,153.186	679.400	1,842.276	5,990.310
Capital Appreciation Fund - 1.45% series contract	3,858.024	111.733	226.729	3,743.028
Capital Appreciation Fund - 1.40% series contract	40,224.238	2,209.866	4,348.840	38,085.264
Capital Appreciation Fund - 1.25% series contract	327,513.572	27,619.522	14,484.580	340,648.514
Capital Appreciation Fund - 1.00% series contract	22,334.826	1,978.986	2,496.000	21,817.812
Conservative Balanced Fund - 1.75% series contract	9.540	0.000	0.046	9.494
Conservative Balanced Fund - 1.70% series contract	54.026	3.844	29.757	28.112
Conservative Balanced Fund - 1.65% series contract *	784.610	0.000	436.933	347.677
Conservative Balanced Fund - 1.65% series contract	9,570.327	772.255	2,495.953	7,846.629
Conservative Balanced Fund - 1.55% series contract	177.643	0.000	0.046	177.597
Conservative Balanced Fund - 1.40% series contract	54,586.512	2,144.216	9,173.639	47,557.090
Conservative Balanced Fund - 1.25% series contract	19,049.111	1,892.990	914.834	20,027.267
Conservative Balanced Fund - 1.00% series contract	9.422	0.000	0.059	9.363
Global Fund - 2.00% series contract	8,864.497	283.944	970.893	8,177.547
Global Fund - 1.95% series contract	4,679.785	270.663	209.436	4,741.011
Global Fund - 1.80% series contract **	202.551	0.000	0.000	202.551
Global Fund - 1.80% series contract	772.674	2,267.184	43.667	2,996.191
Global Fund - 1.75% series contract	10,067.228	704.275	582.337	10,189.166
Global Fund - 1.70% series contract	202.215	0.000	148.466	53.749
Global Fund - 1.65% series contract *	1,697.843	703.712	1,046.468	1,355.087
Global Fund - 1.65% series contract	4,300.670	126.216	296.486	4,130.400
Global Fund - 1.55% series contract	2,108.716	977.692	407.803	2,678.605
Global Fund - 1.50% series contract	526.052	559.158	56.847	1,028.363
Global Fund - 1.40% series contract	65,656.667	3,472.439	6,142.667	62,986.439
Global Fund - 1.25% series contract	115,245.568	22,299.481	5,528.450	132,016.598
Global Fund - 1.00% series contract	1,925.667	1,516.752	889.425	2,552.993
Main Street Fund - 2.00% series contract	15,249.107	530.844	1,436.933	14,343.017
Main Street Fund - 1.95% series contract	8,528.802	498.008	241.449	8,785.360
Main Street Fund - 1.80% series contract	0.000	517.637	2.975	514.662
Main Street Fund - 1.75% series contract	14,514.491	1,056.601	596.257	14,974.835
Main Street Fund - 1.70% series contract	7.637	947.222	19.602	935.257
Main Street Fund - 1.65% series contract *	1,007.826	403.496	666.978	744.344
Main Street Fund - 1.65% series contract	1,315.474	11.124	1,077.040	249.558
Main Street Fund - 1.55% series contract	4,985.605	0.000	171.766	4,813.839
Main Street Fund - 1.50% series contract	776.306	82.812	33.330	825.788
Main Street Fund - 1.45% series contract	283.033	0.000	21.237	261.796
Main Street Fund - 1.40% series contract	96,530.458	3,692.822	16,339.817	83,883.463
Main Street Fund - 1.25% series contract	63,772.202	66,850.728	2,844.732	127,778.198
Main Street Fund - 1.00% series contract	3,412.812	1,315.590	2,388.009	2,340.393
Main Street Small Cap Fund - 1.80% series contract	227.247	2,370.680	15.403	2,582.524
Main Street Small Cap Fund - 1.75% series contract	2,097.646	118.887	780.941	1,435.592
Main Street Small Cap Fund - 1.70% series contract	519.120	1.416	132.788	387.748
Main Street Small Cap Fund - 1.65% series contract *	1,508.627	551.750	1,551.866	508.512
Main Street Small Cap Fund - 1.65% series contract	2,506.062	316.132	1,492.666	1,329.527
Main Street Small Cap Fund - 1.55% series contract	3,233.988	70.780	0.634	3,304.134
Main Street Small Cap Fund - 1.50% series contract	1,505.143	145.735	0.437	1,650.441
Main Street Small Cap Fund - 1.45% series contract	261.669	0.000	19.633	242.035
Main Street Small Cap Fund - 1.40% series contract	86,492.934	3,712.391	10,817.510	79,387.815
Main Street Small Cap Fund - 1.25% series contract	88,100.367	12,102.217	12,986.972	87,215.612
Main Street Small Cap Fund - 1.00% series contract	1,928.397	380.757	1,196.583	1,112.571

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

37

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	17,691.066	626.354	1,965.967	16,351.453
High Yield Portfolio - 1.95% series contract	8,068.470	486.516	501.024	8,053.962
High Yield Portfolio - 1.80% series contract	1,481.593	1,177.708	28.825	2,630.475
High Yield Portfolio - 1.75% series contract	21,173.677	1,812.327	5,345.068	17,640.935
High Yield Portfolio - 1.70% series contract	376.005	6.361	153.496	228.870
High Yield Portfolio - 1.65% series contract *	2,672.906	0.000	41.670	2,631.236
High Yield Portfolio - 1.65% series contract	8,542.708	553.801	2,320.372	6,776.137
High Yield Portfolio - 1.55% series contract	12,389.881	1,516.038	2,382.106	11,523.813
High Yield Portfolio - 1.50% series contract	5,197.815	809.343	2,526.471	3,480.687
High Yield Portfolio - 1.45% series contract	1,005.786	327.244	638.728	694.303
High Yield Portfolio - 1.40% series contract	30,840.492	2,554.429	4,448.309	28,946.612
High Yield Portfolio - 1.25% series contract	166,240.829	38,260.295	27,710.406	176,790.718
High Yield Portfolio - 1.00% series contract	5,433.995	1,741.729	1,656.128	5,519.596
Real Return Portfolio - 2.00% series contract	5,995.128	270.246	377.077	5,888.297
Real Return Portfolio - 1.95% series contract	260.260	38.577	11.581	287.257
Real Return Portfolio - 1.80% series contract	27.249	2,364.300	0.219	2,391.331
Real Return Portfolio - 1.75% series contract	16,295.335	1,584.751	4,002.766	13,877.320
Real Return Portfolio - 1.70% series contract	1,196.932	6.050	828.972	374.010
Real Return Portfolio - 1.65% series contract *	9,306.444	478.649	1,301.306	8,483.786
Real Return Portfolio - 1.65% series contract	20,114.407	0.000	2,160.821	17,953.586
Real Return Portfolio - 1.55% series contract	29,537.346	2,500.726	1,844.930	30,193.142
Real Return Portfolio - 1.50% series contract	5,655.672	832.455	2,374.410	4,113.716
Real Return Portfolio - 1.45% series contract	1,640.478	518.576	1,046.010	1,113.044
Real Return Portfolio - 1.40% series contract	94,057.024	6,293.215	10,406.835	89,943.404
Real Return Portfolio - 1.25% series contract	288,662.449	31,868.930	19,671.137	300,860.243
Real Return Portfolio - 1.00% series contract	22,305.871	2,158.554	3,519.526	20,944.899
Total Return Portfolio - 2.00% series contract	47,943.998	1,806.183	10,837.621	38,912.560
Total Return Portfolio - 1.95% series contract	21,517.990	1,274.740	4,355.713	18,437.016
Total Return Portfolio - 1.80% series contract	659.297	6,086.280	138.260	6,607.317
Total Return Portfolio - 1.75% series contract	63,468.036	6,845.195	20,002.742	50,310.489
Total Return Portfolio - 1.70% series contract	811.622	7.966	117.111	702.476
Total Return Portfolio - 1.65% series contract *	11,883.339	128.118	4,835.831	7,175.627
Total Return Portfolio - 1.65% series contract	21,344.893	2,143.193	1,723.715	21,764.371
Total Return Portfolio - 1.55% series contract	49,697.625	3,595.654	7,577.585	45,715.695
Total Return Portfolio - 1.50% series contract	10,100.972	4,535.019	2,010.296	12,625.695
Total Return Portfolio - 1.45% series contract	5,544.565	2,810.101	1,031.525	7,323.141
Total Return Portfolio - 1.40% series contract	137,212.625	9,092.293	14,428.610	131,876.308
Total Return Portfolio - 1.25% series contract	687,327.616	84,446.429	39,825.474	731,948.571
Total Return Portfolio - 1.00% series contract	37,506.775	4,598.636	5,375.588	36,729.823
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund - 1.70% series contract	1,169.126	6.856	656.251	519.731
Guggenheim U.S. Long Short Equity Fund - 1.65% series contract	1,520.627	170.041	814.169	876.499
Guggenheim U.S. Long Short Equity Fund - 1.40% series contract	43,174.301	2,421.199	7,952.572	37,642.929
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	16,893.168	277.674	634.379	16,536.463
2015 ETF Fund - 1.70% series contract	759.653	0.000	713.257	46.396
2015 ETF Fund - 1.65% series contract *	9.535	0.000	0.046	9.489
2015 ETF Fund - 1.65% series contract	333.245	7.744	10.276	330.713
2015 ETF Fund - 1.55% series contract	1,779.311	0.000	1,769.424	9.887
2015 ETF Fund - 1.40% series contract	13,836.814	49.229	1,458.904	12,427.139
2015 ETF Fund - 1.25% series contract	3,300.944	600.169	1,615.540	2,285.573
2015 ETF Fund - 1.00% series contract	4,241.796	13.167	4,245.608	9.355
2025 ETF Fund - 1.75% series contract	911.539	0.000	1.273	910.266
2025 ETF Fund - 1.70% series contract	369.668	0.000	237.569	132.099
2025 ETF Fund - 1.65% series contract *	8.248	0.000	0.170	8.078
2025 ETF Fund - 1.65% series contract	9.515	0.000	0.046	9.468
2025 ETF Fund - 1.55% series contract	12,322.556	216.423	7,259.758	5,279.221
2025 ETF Fund - 1.50% series contract	0.000	98.439	0.000	98.439
2025 ETF Fund - 1.40% series contract	16,723.447	3,733.504	269.813	20,187.138
2025 ETF Fund - 1.25% series contract	34,941.943	7,647.905	4,763.402	37,826.446
2025 ETF Fund - 1.00% series contract	1,848.634	609.026	1,142.295	1,315.365
2035 ETF Fund - 1.75% series contract	9.495	0.000	0.047	9.448
2035 ETF Fund - 1.70% series contract	8,354.338	2,100.911	0.000	10,455.249
2035 ETF Fund - 1.65% series contract *	9.496	0.000	0.046	9.450
2035 ETF Fund - 1.65% series contract	17.872	0.000	0.368	17.504
2035 ETF Fund - 1.55% series contract	9.892	0.000	0.046	9.846
2035 ETF Fund - 1.40% series contract	16,537.889	1,167.233	963.170	16,741.951
2035 ETF Fund - 1.25% series contract	15,641.651	4,898.594	20.619	20,519.626
2035 ETF Fund - 1.00% series contract	1,881.107	242.145	1,137.969	985.283

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

38

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2016				Year Ended December 31, 2016
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	96	$6.224888	$6.675692	$629	1.10%	1.00%	1.80%	-2.58%	-1.79%
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	145	10.939326	11.165280	1,605	0.00%	1.00%	1.75%	1.42%	2.20%
American Century Variable Portfolios - Class II:
Large Company Value Fund	344	14.117652	15.409859	5,270	1.92%	1.00%	2.00%	12.72%	13.87%
Mid Cap Value Fund	199	20.949927	22.867149	4,589	1.53%	1.00%	2.00%	20.26%	21.49%
Ultra Fund	6	17.564092	18.111103	107	0.21%	1.40%	1.65%	2.63%	2.89%
Calamos Advisors Trust:
Growth and Income Portfolio	125	13.792446	14.733232	1,778	2.32%	1.00%	1.75%	4.46%	5.26%
Davis Variable Account Fund, Inc.:
Value Portfolio	486	13.608047	14.593169	6,892	1.19%	1.00%	1.80%	9.87%	10.76%
Deutsche Variable Series II - Class A:
Global Growth VIP	15	9.604759	10.260120	155	0.75%	1.00%	1.75%	1.90%	2.68%
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	18	16.727140	17.598310	312	0.24%	1.00%	1.75%	14.43%	15.30%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	86	16.439109	17.628895	1,636	0.99%	1.00%	1.80%	8.10%	8.98%
Stock Index Fund, Inc.	1,141	15.748303	17.189594	22,344	1.75%	1.00%	2.00%	9.21%	10.33%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	19	20.788284	21.567782	412	0.00%	1.40%	1.70%	2.94%	3.26%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	12	18.147224	19.385175	222	0.73%	1.00%	1.75%	13.19%	14.05%
Dreyfus Variable Investment Funds - Initial Shares:
Government Money Market Portfolio	2,478	0.840842	0.926905	2,283	0.01%	1.00%	2.00%	-2.33%	-1.08%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	36	19.473085	20.643896	738	1.38%	1.40%	1.80%	5.70%	6.13%
Financial Investors Variable Insurance Trust - Class II:
Morningstar Balanced ETF Asset Allocation Portfolio	1,076	11.761273	13.121242	13,409	1.70%	0.75%	2.00%	6.31%	7.66%
Morningstar Conservative ETF Asset Allocation Portfolio	271	10.903088	11.646719	3,071	1.49%	1.00%	1.75%	2.78%	3.56%
Morningstar Growth ETF Asset Allocation Portfolio	1,856	12.128937	12.956302	23,380	1.43%	1.00%	1.75%	7.77%	8.60%
Morningstar Income and Growth ETF Asset Allocation Portfolio	512	11.176967	12.199889	6,052	1.61%	1.00%	2.00%	4.25%	5.31%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	45	26.667084	28.269466	1,231	0.82%	1.00%	1.75%	27.91%	28.89%
Franklin U.S. Government Securities VIP Fund	157	10.552467	11.518090	1,756	2.86%	1.00%	2.00%	-1.35%	-0.34%
Mutual Global Discovery VIP Fund	109	18.765882	19.971247	2,137	1.59%	1.00%	1.80%	10.16%	11.05%
Mutual Shares VIP Fund	122	13.801835	14.743305	1,753	2.00%	1.00%	1.75%	14.03%	14.90%
Templeton Foreign VIP Fund	449	8.988014	9.810860	4,239	1.81%	1.00%	2.00%	5.03%	6.10%
Templeton Global Bond VIP Fund	263	12.936776	13.985085	3,590	0.00%	1.00%	2.00%	0.88%	1.91%
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	185	16.127584	17.603800	4,280	0.35%	1.00%	2.00%	13.18%	14.34%
Comstock Fund	374	15.665896	16.595969	6,055	1.53%	1.00%	2.00%	14.95%	16.13%
Core Equity Fund	30	15.775417	16.475403	495	0.73%	1.40%	1.80%	8.28%	8.72%
Diversified Dividend Fund	23	17.214356	17.514512	407	1.39%	1.40%	1.70%	12.86%	13.21%
Global Health Care Fund	41	23.818589	24.883978	1,007	0.00%	1.40%	1.70%	-12.97%	-12.70%
Small Cap Equity Fund	200	15.808136	17.255177	3,296	0.00%	1.00%	2.00%	9.82%	10.94%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	344	9.922305	10.830627	3,634	1.44%	1.00%	2.00%	-0.22%	0.80%
Government Securities Fund	39	12.287001	12.836551	502	1.84%	1.40%	1.70%	-0.72%	-0.41%
International Growth Fund	257	9.895682	10.801520	2,687	1.09%	1.00%	2.00%	-2.68%	-1.69%
Mid Cap Core Equity Fund	137	13.497893	14.733411	2,196	0.00%	1.00%	2.00%	10.90%	12.03%
Mid Cap Growth Fund	321	13.428546	14.082446	4,460	0.00%	1.00%	2.00%	-1.44%	-0.43%
Managed Volatility Fund	47	23.710276	24.643312	1,157	1.54%	1.40%	1.70%	8.44%	8.77%
Janus Aspen Series - Service Shares:
Balanced Portfolio	524	14.880360	16.242029	9,058	1.95%	1.00%	2.00%	2.24%	3.28%
Enterprise Portfolio	207	17.058301	18.619705	4,313	0.02%	1.00%	2.00%	9.86%	10.98%
Global Research Portfolio	8	15.859151	16.568744	128	0.95%	1.40%	1.70%	0.09%	0.39%
Janus Portfolio	199	14.369290	15.684375	3,247	0.36%	1.00%	2.00%	-1.73%	-0.73%
Overseas Portfolio	1,112	5.790549	6.320935	7,963	4.41%	1.00%	2.00%	-8.57%	-7.64%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	39	12.252841	13.088426	551	1.96%	1.00%	1.75%	4.25%	5.05%
Mid Cap Growth Portfolio	111	12.128894	13.006994	1,416	4.47%	1.00%	1.80%	-10.42%	-9.69%
U.S. Real Estate Portfolio	102	33.961818	36.003996	3,675	1.31%	1.40%	1.80%	4.89%	5.32%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	107	14.778676	15.786856	2,078	0.39%	1.00%	1.75%	6.84%	7.66%
Mid-Cap Growth Portfolio	20	9.912174	9.947529	199	0.00%	1.40%	1.70%	2.39%	2.70%
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	430	12.671551	13.831351	6,071	0.11%	1.00%	2.00%	-4.38%	-3.40%
Conservative Balanced Fund	73	9.973574	10.653896	1,010	2.16%	1.00%	1.75%	3.13%	3.91%
Global Fund	245	12.654132	13.812530	4,070	0.73%	1.00%	2.00%	-2.15%	-1.15%
Main Street Fund	268	15.722053	17.160962	4,693	0.85%	1.00%	2.00%	9.07%	10.18%
Main Street Small Cap Fund	171	18.934663	20.305235	4,476	0.22%	1.00%	1.80%	15.55%	16.50%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	245	14.513551	15.841603	4,046	5.06%	1.00%	2.00%	10.23%	11.36%
Real Return Portfolio	476	11.265705	12.296612	6,118	2.40%	1.00%	2.00%	3.10%	4.15%
Total Return Portfolio	1,111	12.538334	13.685668	15,255	2.15%	1.00%	2.00%	0.63%	1.66%
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	35	16.028165	16.745098	580	0.00%	1.40%	1.70%	-1.06%	-0.75%
Wilshire Variable Insurance Trust:
2015 ETF Fund	23	12.502462	13.355205	293	1.91%	1.00%	1.75%	4.65%	5.45%
2025 ETF Fund	71	12.114903	12.941222	877	1.84%	1.00%	1.75%	4.88%	5.68%
2035 ETF Fund	53	11.862820	12.672006	616	1.61%	1.00%	1.75%	5.21%	6.01%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

39

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2015				Year Ended December 31, 2015
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)

AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	93	$6.389956	$6.797341	$616	2.39%	1.00%	1.80%	0.56%	1.38%
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	168	10.785906	10.925277	1,829	0.00%	1.00%	1.75%	0.15%	0.91%
American Century Variable Portfolios - Class II:
Large Company Value Fund	325	12.524313	13.532585	4,386	1.38%	1.00%	2.00%	-5.97%	-5.01%
Mid Cap Value Fund	182	17.419990	18.822165	3,517	1.52%	1.00%	2.00%	-3.55%	-2.56%
Ultra Fund	7	17.113781	17.602055	120	0.46%	1.40%	1.65%	4.30%	4.57%
Calamos Advisors Trust:
Growth and Income Portfolio	145	13.203557	13.997317	1,962	2.74%	1.00%	1.75%	-0.65%	0.11%
Davis Variable Account Fund, Inc.:
Value Portfolio	545	12.385720	13.175017	6,999	0.80%	1.00%	1.80%	-0.23%	0.58%
Deutsche Variable Series II - Class A:
Global Growth VIP	15	9.425663	9.992510	143	0.87%	1.00%	1.75%	-2.96%	-2.22%
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	22	14.617677	15.262445	327	0.00%	1.00%	1.75%	-3.92%	-3.19%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	84	15.207875	16.176788	1,479	0.86%	1.00%	1.80%	-5.15%	-4.38%
Stock Index Fund, Inc.	1,161	14.419933	15.580670	20,855	1.57%	1.00%	2.00%	-1.15%	-0.14%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	23	20.194003	20.887553	487	0.00%	1.40%	1.70%	4.35%	4.67%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	11	16.033158	16.997157	183	0.37%	1.00%	1.75%	-4.22%	-3.49%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,417	0.860890	0.936984	2,263	0.00%	1.00%	2.00%	-2.28%	-1.07%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	37	18.423364	19.451884	723	1.45%	1.40%	1.80%	-4.47%	-4.08%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,089	11.063625	12.187533	12,671	1.38%	0.75%	2.00%	-4.18%	-2.96%
Ibbotson Conservative ETF Asset Allocation Portfolio	306	10.608506	11.246192	3,364	1.19%	1.00%	1.75%	-2.94%	-2.20%
Ibbotson Growth ETF Asset Allocation Portfolio	1,972	11.253953	11.930567	22,935	1.26%	1.00%	1.75%	-4.22%	-3.49%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	607	10.721746	11.584790	6,835	1.52%	1.00%	2.00%	-3.64%	-2.66%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	54	20.848240	21.933613	1,161	0.62%	1.00%	1.75%	-9.01%	-8.31%
Franklin U.S. Government Securities VIP Fund	167	10.696764	11.557627	1,883	2.42%	1.00%	2.00%	-1.53%	-0.53%
Mutual Global Discovery VIP Fund	113	16.805218	17.983326	1,990	2.52%	1.00%	2.00%	-5.58%	-4.61%
Mutual Shares VIP Fund	128	12.104065	12.831752	1,607	3.17%	1.00%	1.75%	-6.60%	-5.89%
Templeton Foreign VIP Fund	410	8.557348	9.246393	3,671	2.95%	1.00%	2.00%	-8.36%	-7.43%
Templeton Global Bond VIP Fund	263	12.823884	13.723003	3,539	8.17%	1.00%	2.00%	-6.22%	-5.26%
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	195	14.248896	15.396001	4,037	0.32%	1.00%	2.00%	-10.94%	-10.04%
Comstock Fund	375	13.628181	14.291428	5,244	1.82%	1.00%	2.00%	-7.86%	-6.92%
Core Equity Fund	29	14.569161	15.153952	439	1.17%	1.40%	1.80%	-7.47%	-7.09%
Diversified Dividend Fund	24	15.252667	15.471471	367	1.94%	1.40%	1.70%	0.33%	0.64%
Global Health Care Fund	45	26.997043	28.504365	1,276	0.00%	1.40%	1.80%	1.31%	1.72%
Small Cap Equity Fund	192	14.394290	15.553186	2,866	0.00%	1.00%	2.00%	-7.41%	-6.46%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	350	9.944089	10.744810	3,678	3.51%	1.00%	2.00%	-3.71%	-2.73%
Government Securities Fund	44	12.375553	12.889763	562	2.20%	1.40%	1.70%	-1.64%	-1.34%
International Growth Fund	280	10.168524	10.987187	2,997	1.24%	1.00%	2.00%	-4.56%	-3.59%
Mid Cap Core Equity Fund	134	12.171378	13.151265	1,974	0.10%	1.00%	2.00%	-6.19%	-5.24%
Mid Cap Growth Fund	326	13.624603	14.143671	4,558	0.00%	1.00%	2.00%	-0.98%	0.03%
Managed Volatility Fund	55	21.865581	22.656971	1,233	1.10%	1.40%	1.70%	-4.03%	-3.74%
Janus Aspen Series - Service Shares:
Balanced Portfolio	523	14.554783	15.726166	8,872	1.63%	1.00%	2.00%	-1.60%	-0.59%
Enterprise Portfolio	176	15.527115	16.777185	3,419	0.80%	1.00%	2.00%	1.69%	2.73%
Global Research Portfolio	8	15.845425	16.504076	124	0.56%	1.40%	1.70%	-4.19%	-3.90%
Janus Portfolio	234	14.622706	15.799739	3,822	0.48%	1.00%	2.00%	2.97%	4.02%
Overseas Portfolio	1,023	6.333573	6.843809	8,110	0.53%	1.00%	2.00%	-10.63%	-9.72%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	41	11.752879	12.459257	550	3.42%	1.00%	1.75%	-2.39%	-1.64%
Mid Cap Growth Portfolio	123	13.540197	14.403104	1,749	0.00%	1.00%	1.80%	-7.59%	-6.84%
U.S. Real Estate Portfolio	110	32.377884	34.185805	3,742	1.33%	1.40%	1.80%	0.33%	0.74%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	115	13.832133	14.663805	2,092	0.44%	1.00%	1.75%	-6.78%	-6.06%
Mid-Cap Growth Portfolio (*)	22	9.680716	9.685726	210	0.00%	1.40%	1.70%	0.00%	0.00%
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	452	13.252067	14.318862	6,637	0.00%	1.00%	2.00%	1.20%	2.24%
Conservative Balanced Fund	76	9.671307	10.252734	1,018	2.06%	1.00%	1.75%	-1.19%	-0.44%
Global Fund	233	12.932653	13.973909	4,067	1.12%	1.00%	2.00%	1.60%	2.64%
Main Street Fund	260	14.414368	15.574695	4,157	0.58%	1.00%	2.00%	1.04%	2.08%
Main Street Small Cap Fund	179	16.385947	17.430086	4,095	0.66%	1.00%	1.80%	-7.78%	-7.03%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	281	13.166265	14.225885	4,159	5.48%	1.00%	2.00%	-3.61%	-2.63%
Real Return Portfolio	496	10.927424	11.806870	6,176	4.20%	1.00%	2.00%	-4.65%	-3.68%
Total Return Portfolio	1,110	12.460091	13.462857	15,062	5.08%	1.00%	2.00%	-1.56%	-0.55%
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	39	16.199130	16.872272	658	0.00%	1.40%	1.70%	-0.46%	-0.16%
Wilshire Variable Insurance Trust:
2015 ETF Fund	32	11.946649	12.664797	377	1.89%	1.00%	1.75%	-3.70%	-2.96%
2025 ETF Fund	66	11.551125	12.245510	772	1.81%	1.00%	1.75%	-3.99%	-3.25%
2035 ETF Fund	49	11.275462	11.953327	541	1.81%	1.00%	1.75%	-3.92%	-3.19%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Period from November 4, 2015 (commencement of operations) to December 31, 2015.

40

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2014				Year Ended December 31, 2014
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)

AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	87	$6.354518	$6.704994	$575	3.55%	1.00%	1.80%	-8.15%	-7.40%
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	167	10.770019	10.826501	1,801	0.00%	1.00%	1.75%	0.00%	0.00%
American Century Variable Portfolios - Class II:
Large Company Value Fund	288	13.319903	14.246766	4,129	1.31%	1.00%	2.00%	10.52%	11.64%
Mid Cap Value Fund	160	18.060848	19.317396	3,193	1.04%	1.00%	2.00%	13.91%	15.08%
Ultra Fund	15	16.407916	16.833305	257	0.21%	1.40%	1.65%	8.02%	8.29%
Calamos Advisors Trust:
Growth and Income Portfolio	154	13.289641	13.981810	2,098	0.97%	1.00%	1.75%	4.97%	5.78%
Davis Variable Account Fund, Inc.:
Value Portfolio	575	12.414630	13.099023	7,348	0.95%	1.00%	1.80%	4.15%	5.00%
Deutsche Variable Series II - Class A:
Global Growth VIP	12	9.713017	10.219099	116	1.01%	1.00%	1.75%	-1.64%	-0.89%
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	21	15.214735	15.765395	322	0.48%	1.00%	1.75%	3.25%	4.04%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	91	16.034270	16.917974	1,725	0.84%	1.00%	1.80%	11.10%	12.00%
Stock Index Fund, Inc.	1,174	14.587507	15.602486	21,312	1.49%	1.00%	2.00%	10.84%	11.97%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	26	19.351411	19.955171	515	0.00%	1.40%	1.70%	5.01%	5.33%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	14	16.739989	17.611971	226	0.71%	1.00%	1.75%	9.80%	10.64%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,166	0.881017	0.947141	2,064	0.00%	1.00%	2.00%	-2.23%	-1.06%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	40	19.284477	20.278493	800	1.56%	1.40%	1.80%	5.89%	6.32%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,182	11.545973	12.558654	14,259	1.17%	0.75%	2.00%	2.42%	3.73%
Ibbotson Conservative ETF Asset Allocation Portfolio	315	10.929892	11.499075	3,553	0.95%	1.00%	1.75%	0.97%	1.74%
Ibbotson Growth ETF Asset Allocation Portfolio	2,092	11.749683	12.361694	25,266	0.99%	1.00%	1.75%	2.74%	3.53%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	612	11.127293	11.901474	7,110	1.08%	1.00%	2.00%	1.24%	2.27%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Fund	50	22.912180	23.922252	1,184	0.60%	1.00%	1.75%	-1.19%	-0.43%
Franklin U.S. Government Securities Fund	161	10.863509	11.619207	1,839	2.71%	1.00%	2.00%	1.32%	2.35%
Mutual Global Discovery Fund	136	18.004943	18.852938	2,517	2.12%	1.00%	1.80%	3.81%	4.65%
Mutual Shares Fund	132	12.959512	13.634486	1,766	1.70%	1.00%	1.75%	5.25%	6.05%
Templeton Foreign VIP Fund	286	9.338307	9.988198	2,765	1.57%	1.00%	2.00%	-12.91%	-12.02%
Templeton Global Bond Fund	265	13.674320	14.485141	3,772	5.38%	1.00%	2.00%	-0.20%	0.82%
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	197	16.000104	17.113414	4,671	0.46%	1.00%	2.00%	7.56%	8.65%
Comstock Fund	425	14.791172	15.354232	6,432	1.47%	1.00%	2.00%	7.20%	8.29%
Core Equity Fund	29	15.744700	16.310261	477	0.89%	1.40%	1.80%	6.20%	6.63%
Diversified Dividend Fund	25	15.202226	15.373433	386	1.71%	1.40%	1.70%	10.91%	11.25%
Global Health Care Fund	51	26.648900	28.022663	1,416	0.00%	1.40%	1.80%	17.52%	17.99%
Small Cap Equity Fund	191	15.546223	16.628081	3,040	0.00%	1.00%	2.00%	0.31%	1.34%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	335	10.327324	11.046104	3,628	1.50%	1.00%	2.00%	12.06%	13.20%
Government Securities Fund	46	12.581808	13.064754	600	3.44%	1.40%	1.70%	2.12%	2.43%
International Growth Fund	291	10.654864	11.396304	3,242	1.66%	1.00%	2.00%	-1.91%	-0.91%
Mid Cap Core Equity Fund	127	12.975156	13.878048	1,996	0.00%	1.00%	2.00%	2.09%	3.13%
Mid Cap Growth Fund	322	13.759236	14.139097	4,512	0.00%	1.00%	2.00%	5.54%	6.61%
Managed Volatility Fund	62	22.537970	23.537307	1,465	2.70%	1.40%	1.80%	18.06%	18.54%
Janus Aspen Series - Service Shares:
Balanced Portfolio	495	14.791079	15.819998	8,600	1.60%	1.00%	2.00%	6.07%	7.16%
Enterprise Portfolio	153	15.268778	16.331381	2,957	0.03%	1.00%	2.00%	10.00%	11.12%
Global Research Portfolio	8	16.538392	17.173467	142	0.93%	1.40%	1.70%	5.36%	5.68%
Janus Portfolio	250	14.200439	15.188463	3,952	0.22%	1.00%	2.00%	10.48%	11.61%
Overseas Portfolio	932	7.086874	7.580331	8,441	6.11%	1.00%	2.00%	-13.86%	-12.98%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	44	12.040573	12.667505	617	3.13%	1.00%	1.75%	5.97%	6.78%
Mid Cap Growth Portfolio	126	14.652535	15.460290	1,924	0.00%	1.00%	1.80%	0.13%	0.95%
U.S. Real Estate Portfolio	118	32.270904	33.934729	3,978	1.42%	1.40%	1.80%	27.39%	27.91%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	127	24.011314	15.610465	2,469	0.26%	1.00%	1.80%	6.93%	7.80%
Small-Cap Growth Portfolio	12	17.655170	18.332994	220	0.00%	1.40%	1.70%	1.71%	2.02%
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	444	13.094533	14.005707	6,409	0.18%	1.00%	2.00%	12.83%	13.98%
Capital Income Fund	84	9.788110	10.297920	1,150	1.82%	1.00%	1.75%	6.13%	6.94%
Global Fund	216	12.729142	13.615025	3,791	0.85%	1.00%	2.00%	0.01%	1.04%
Main Street Fund	210	14.265353	15.257954	3,367	0.57%	1.00%	2.00%	8.19%	9.30%
Main Street Small Cap Fund	188	17.769141	18.748615	4,707	0.67%	1.00%	1.80%	9.64%	10.54%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	281	13.659747	14.609923	4,300	5.30%	1.00%	2.00%	1.28%	2.32%
Real Return Portfolio	495	11.460554	12.257725	6,447	1.45%	1.00%	2.00%	1.04%	2.07%
Total Return Portfolio	1,095	12.657370	13.537823	15,022	2.22%	1.00%	2.00%	2.20%	3.24%
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	46	16.274128	16.898871	774	0.00%	1.40%	1.70%	1.05%	1.36%
Wilshire Variable Insurance Trust:
2015 ETF Fund	41	12.405253	13.051281	511	1.92%	1.00%	1.75%	2.95%	3.73%
2025 ETF Fund	67	12.030604	12.657131	819	1.27%	1.00%	1.75%	3.28%	4.07%
2035 ETF Fund	42	11.735535	12.346766	488	1.24%	1.00%	1.75%	3.55%	4.34%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

41

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2013				Year Ended December 31, 2013
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)

AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	84	$6.917999	$7.240513	$597	6.07%	1.00%	1.80%	20.52%	21.50%
American Century Variable Portfolios - Class I:
Vista Fund	119	10.881688	11.361810	1,673	0.00%	1.00%	1.75%	27.90%	28.87%
American Century Variable Portfolios - Class II:
Large Company Value Fund	240	12.052405	12.760836	3,099	1.39%	1.00%	2.00%	28.42%	29.73%
Mid Cap Value Fund	134	15.854764	16.786567	2,364	1.09%	1.00%	2.00%	27.30%	28.60%
Ultra Fund	13	15.190331	15.544679	205	0.43%	1.40%	1.65%	34.66%	35.00%
Calamos Advisors Trust:
Growth and Income Portfolio	160	12.659917	13.218350	2,058	1.09%	1.00%	1.75%	14.36%	15.23%
Davis Variable Account Fund, Inc.:
Value Portfolio	581	11.919937	12.475401	7,076	0.93%	1.00%	1.80%	31.03%	32.09%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	87	14.432782	15.105175	1,495	1.05%	1.00%	1.80%	31.59%	32.66%
Stock Index Fund, Inc.	1,157	13.160594	13.934110	19,036	1.63%	1.00%	2.00%	29.07%	30.39%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	29	18.428638	18.945844	547	0.00%	1.40%	1.70%	30.55%	30.95%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	12	15.245251	15.917826	179	1.39%	1.00%	1.75%	32.34%	33.35%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,715	0.901146	0.957299	2,620	0.00%	1.00%	2.00%	-2.19%	-1.05%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	43	18.212527	19.073656	818	1.72%	1.40%	1.80%	18.65%	19.13%
DWS Variable Series II - Class A:
Global Growth VIP	9	9.874637	10.310390	94	1.18%	1.00%	1.75%	19.94%	20.86%
DWS Variable Series II - Class B:
Small Mid Cap Value VIP	19	14.735277	15.152851	290	0.53%	1.00%	1.75%	32.34%	33.35%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,196	11.273090	12.107425	13,972	1.39%	0.75%	2.00%	9.62%	11.02%
Ibbotson Conservative ETF Asset Allocation Portfolio	380	10.825055	11.302473	4,225	1.11%	1.00%	1.75%	0.77%	1.54%
Ibbotson Growth ETF Asset Allocation Portfolio	2,291	11.435818	11.940301	26,721	1.21%	1.00%	1.75%	14.51%	15.38%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	693	10.991287	11.637224	7,901	1.51%	1.00%	2.00%	5.19%	6.26%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	43	23.188063	24.026733	1,021	1.23%	1.00%	1.75%	33.86%	34.88%
Franklin U.S. Government Fund	178	10.722334	11.352345	1,979	2.70%	1.00%	2.00%	-4.19%	-3.22%
Mutual Global Discovery Securities Fund	130	17.344841	18.014968	2,304	2.48%	1.00%	1.80%	25.32%	26.34%
Mutual Shares Securities Fund	272	12.142874	12.856539	3,424	2.36%	1.00%	2.00%	25.70%	26.98%
Templeton Foreign Securities Fund	177	10.722616	11.352863	1,977	2.26%	1.00%	2.00%	20.51%	21.74%
Templeton Global Bond Securities Fund	217	13.702224	14.368039	3,080	5.15%	1.00%	2.00%	-0.40%	0.61%
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	184	14.876143	15.750490	4,170	0.70%	1.00%	2.00%	31.58%	32.92%
Comstock Fund	327	13.797970	14.178510	4,575	1.67%	1.00%	2.00%	33.26%	34.61%
Core Equity Fund	28	14.825523	15.295791	428	1.57%	1.40%	1.80%	26.92%	27.44%
Diversified Dividend Fund	24	13.706829	13.819067	335	2.37%	1.40%	1.70%	28.81%	29.20%
Global Health Care Fund	57	22.676914	23.749284	1,342	0.70%	1.40%	1.80%	38.01%	38.57%
Small Cap Equity Fund	206	15.497700	16.408658	3,250	0.01%	1.00%	2.00%	34.72%	36.09%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	290	9.216104	9.758007	2,780	4.20%	1.00%	2.00%	0.39%	1.41%
Government Securities Fund	51	12.321153	12.755201	640	3.13%	1.40%	1.70%	-4.51%	-4.22%
International Growth Fund	151	10.862538	11.501015	1,698	1.00%	1.00%	2.00%	16.34%	17.53%
Mid Cap Core Equity Fund	135	12.710064	13.457130	2,022	1.87%	1.00%	2.00%	25.90%	27.18%
Mid Cap Growth Fund	320	13.037388	13.261911	4,215	0.22%	1.00%	2.00%	33.87%	35.24%
Utilities Fund	73	19.089966	19.855634	1,456	2.70%	1.40%	1.80%	8.53%	8.97%
Janus Aspen Series - Service Shares:
Balanced Portfolio	464	13.944187	14.763525	7,651	1.97%	1.00%	2.00%	17.41%	18.61%
Enterprise Portfolio	127	13.881069	14.697126	2,363	0.35%	1.00%	2.00%	29.40%	30.72%
Global Research Portfolio	9	15.697195	16.250418	151	1.06%	1.40%	1.70%	25.90%	26.28%
Janus Portfolio	238	12.853540	13.608993	3,441	0.64%	1.00%	2.00%	27.40%	28.70%
Overseas Portfolio	885	8.227177	8.711021	9,385	3.02%	1.00%	2.00%	12.00%	13.14%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	46	11.362491	11.863535	602	3.83%	1.00%	1.75%	-2.06%	-1.31%
Mid Cap Growth Portfolio	119	14.633190	15.315065	1,812	0.32%	1.00%	2.00%	35.01%	36.11%
U.S. Real Estate Portfolio	121	25.332591	26.530815	3,208	1.15%	1.40%	1.80%	0.22%	0.62%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	124	22.455470	14.480985	2,302	0.67%	1.00%	1.80%	36.11%	37.22%
Small-Cap Growth Portfolio	11	17.358069	17.969669	204	0.00%	1.40%	1.70%	43.36%	43.79%
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	410	11.606023	12.288249	5,242	0.71%	1.00%	2.00%	26.84%	28.14%
Capital Income Fund	86	9.223171	9.630039	1,111	2.20%	1.00%	1.75%	10.86%	11.71%
Global Fund	210	12.727357	13.475550	3,712	1.17%	1.00%	2.00%	24.45%	25.72%
Main Street Fund	217	13.185239	13.960206	3,203	0.87%	1.00%	2.00%	28.81%	30.13%
Main Street Small Cap Fund	168	28.008519	16.961275	4,133	0.71%	1.00%	1.80%	38.09%	39.22%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	268	13.486457	14.278857	4,075	5.51%	1.00%	2.00%	3.63%	4.69%
Real Return Portfolio	508	11.342776	12.009172	6,614	1.63%	1.00%	2.00%	-11.03%	-10.13%
Total Return Portfolio	1,053	12.385276	13.112983	14,143	2.25%	1.00%	2.00%	-3.92%	-2.94%
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	48	16.105404	16.672844	802	0.00%	1.40%	1.70%	15.46%	15.81%
Wilshire Variable Insurance Trust:
2015 ETF Fund	30	12.050364	12.581836	364	2.03%	1.00%	1.75%	8.45%	9.27%
2025 ETF Fund	64	11.648640	12.162403	751	2.05%	1.00%	1.75%	10.25%	11.09%
2035 ETF Fund	39	11.333373	11.833302	425	2.19%	1.00%	1.75%	12.96%	13.83%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

42

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2012				Year Ended December 31, 2012
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)

AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	77	$5.740063	$5.959140	$450	1.46%	1.00%	1.80%	12.13%	13.05%
American Century Variable Portfolios - Class I:
Vista Fund	126	12.292525	8.816386	1,387	0.00%	1.00%	1.80%	13.52%	14.45%
American Century Variable Portfolios - Class II:
Large Company Value Fund	180	9.385070	9.836393	1,811	1.87%	1.00%	2.00%	14.03%	15.20%
Mid Cap Value Fund	99	12.454396	13.053217	1,396	1.90%	1.00%	2.00%	13.89%	15.06%
Ultra Fund	16	11.142053	11.514403	184	0.00%	1.40%	1.80%	11.72%	12.18%
Calamos Advisors Trust:
Growth and Income Portfolio	187	11.070278	11.471036	2,090	2.15%	1.00%	1.75%	6.52%	7.34%
Davis Variable Account Fund, Inc.:
Value Portfolio	548	9.097299	9.444354	5,055	1.77%	1.00%	1.80%	11.03%	11.94%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	81	10.968380	11.386676	1,077	0.58%	1.00%	1.80%	9.68%	10.58%
Stock Index Fund, Inc.	1,082	10.196297	10.686593	13,999	1.89%	1.00%	2.00%	13.15%	14.31%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	27	14.116447	14.468533	393	0.00%	1.40%	1.70%	13.65%	14.00%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	19	11.389006	11.936716	221	0.21%	1.00%	2.00%	16.94%	18.14%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,575	0.921277	0.967458	2,523	0.00%	1.00%	2.00%	-2.15%	-1.04%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	46	15.349682	16.010317	737	3.30%	1.40%	1.80%	8.15%	8.59%
DWS Variable Series II - Class A:
Global Thematic VIP	9	8.232976	8.531180	76	1.57%	1.00%	1.75%	16.51%	17.40%
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP	10	11.134366	11.363192	109	0.82%	1.00%	1.75%	11.39%	12.24%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,207	10.283456	10.905490	12,778	1.54%	0.75%	2.00%	8.59%	9.98%
Ibbotson Conservative ETF Asset Allocation Portfolio	512	10.742471	11.131248	5,617	1.58%	1.00%	1.75%	3.36%	4.15%
Ibbotson Growth ETF Asset Allocation Portfolio	2,227	9.939648	10.348693	22,546	1.28%	1.00%	1.85%	10.82%	11.78%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	646	10.449381	10.951704	6,956	1.58%	1.00%	2.00%	5.70%	6.78%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	28	17.323252	17.813887	486	0.80%	1.00%	1.75%	16.31%	17.20%
Franklin U.S. Government Fund	190	11.191662	11.729522	2,191	2.86%	1.00%	2.00%	-0.16%	0.86%
Mutual Global Discovery Securities Fund	55	13.840423	14.259085	779	3.02%	1.00%	1.80%	11.31%	12.22%
Mutual Shares Securities Fund	232	9.660483	10.124999	2,309	2.21%	1.00%	2.00%	11.95%	13.10%
Templeton Foreign Securities Fund	117	8.897579	9.325463	1,081	2.90%	1.00%	2.00%	15.86%	17.04%
Templeton Global Bond Securities Fund	191	13.757783	14.280548	2,704	6.40%	1.00%	2.00%	12.75%	13.91%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	26	11.680685	12.002368	309	0.99%	1.40%	1.80%	11.82%	12.28%
Diversified Dividend Fund	23	10.641149	10.695708	242	1.96%	1.40%	1.70%	16.70%	17.06%
Global Health Care Fund	54	16.605430	17.138256	922	0.00%	1.40%	1.70%	18.83%	19.20%
Small Cap Equity Fund	167	11.503885	12.057138	1,929	0.00%	1.00%	2.00%	11.60%	12.75%
Van Kampen American Value Fund	176	11.305533	11.849188	3,085	0.74%	1.00%	2.00%	14.95%	16.13%
Van Kampen Comstock Fund	306	10.354500	10.532656	3,199	1.88%	1.00%	2.00%	16.84%	18.03%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	270	9.180511	9.622087	2,554	0.44%	1.00%	2.00%	25.28%	26.56%
Government Securities Fund	58	12.902582	13.316495	772	2.93%	1.40%	1.70%	0.47%	0.78%
International Growth Fund	152	9.336560	9.785515	1,462	1.42%	1.00%	2.00%	12.94%	14.10%
Mid Cap Core Equity Fund	110	10.095666	10.581155	1,357	0.00%	1.00%	2.00%	8.40%	9.51%
Utilities Fund	78	17.746415	18.221571	1,412	2.84%	1.40%	1.70%	1.58%	1.89%
Van Kampen Mid Cap Growth Fund *	298	9.738674	9.806383	2,920	0.00%	1.00%	2.00%	-2.61%	-1.94%
Janus Aspen Series - Service Shares:
Balanced Portfolio	357	11.876727	12.447606	5,214	2.54%	1.00%	2.00%	11.10%	12.24%
Enterprise Portfolio	89	10.727283	11.243275	1,342	0.00%	1.00%	2.00%	14.64%	15.81%
Janus Portfolio	253	10.089403	10.574551	2,904	0.49%	1.00%	2.00%	15.91%	17.10%
Overseas Portfolio	860	7.345957	7.699421	8,171	0.62%	1.00%	2.00%	10.91%	12.04%
Worldwide Portfolio	12	12.467899	12.868103	154	0.79%	1.40%	1.70%	17.81%	18.17%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	63	11.470177	12.021389	819	4.83%	1.00%	2.00%	7.24%	8.34%
Mid Cap Growth Portfolio	132	10.735404	11.251731	1,484	0.00%	1.00%	2.00%	6.51%	7.60%
U.S. Real Estate Portfolio	127	25.277822	26.366102	3,351	0.87%	1.40%	1.80%	13.74%	14.21%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	132	10.184262	10.553048	1,882	0.16%	1.00%	1.75%	10.62%	11.47%
Small-Cap Growth Portfolio	16	12.108206	12.496771	194	0.00%	1.40%	1.70%	6.96%	7.29%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	89	8.319724	8.620929	1,050	1.18%	1.00%	1.75%	10.13%	10.98%
Capital Appreciation Fund	374	9.150047	9.590078	3,750	0.43%	1.00%	2.00%	11.52%	12.66%
Global Securities Fund	179	10.226641	10.718496	2,647	1.87%	1.00%	2.00%	18.52%	19.74%
Main Street Fund	215	10.236045	10.728267	2,472	0.70%	1.00%	2.00%	14.27%	15.44%
Main Street Small & Mid Cap Fund	165	11.624179	12.183284	2,923	0.34%	1.00%	2.00%	15.31%	16.49%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	240	13.014305	13.639755	3,575	5.70%	1.00%	2.00%	12.03%	13.18%
Real Return Portfolio	560	12.749550	13.362164	8,230	1.09%	1.00%	2.00%	6.58%	7.67%
Total Return Portfolio	993	12.890967	13.510459	13,889	2.59%	1.00%	2.00%	7.40%	8.50%
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund	52	13.948786	14.396366	748	0.00%	1.40%	1.70%	2.65%	2.96%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	11.111932	11.514129	280	2.32%	1.00%	1.75%	10.50%	11.35%
2025 ETF Fund	47	10.565421	10.947832	496	2.47%	1.00%	1.75%	10.75%	11.60%
2035 ETF Fund	24	10.032769	10.395968	234	1.85%	1.00%	1.75%	12.08%	12.94%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
Note:	Year ended unless otherwise noted.
(*)	Period from April 27, 2012 (commencement of operations) to December 31, 2012.

43

PART C

Other Information

Note:	This Part C contains information related to TotalGroup group variable annuity contract (File No. 333-148940) and Annuity Investors Variable Account C.

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account C. 4/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements

(a)	Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors®, Inc. 4/

(b)	Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors®, Inc., and another broker-dealer. 4/

(4)	Contract Forms, Endorsements and Riders.

(a)	Form of Master Contract for Group Flexible Premium Deferred Variable Annuity (G2012108NW). 10/

(b)	Form of Certificate under Group Flexible Premium Deferred Variable Annuity Master Contract (C2012208NW). 9/

(c)	Form of Extended Care Waiver Rider to Master Contract (R6021108NW). 9/

(d)	Form of Extended Care Waiver Rider to Certificate (R6021208NW). 9/

(e)	Form of Terminal Illness Rider to Master Contract (R6020108NW). 9/

(f)	Form of Terminal Illness Rider to Certificate (R602028NW). 9/

(g)	Form of Guaranteed Lifetime Withdrawal Benefit Rider to Master Contract (R2012508NW). 9/

(h)	Form of Guaranteed Lifetime Withdrawal Benefit Rider to Certificate (R2012608NW). 9/

(i)	Form of Guaranteed Minimum Withdrawal Benefit Rider to Master Contract (R2012708NW). 9/

(j)	Form of Guaranteed Minimum Withdrawal Benefit Rider to Certificate (R2012808NW). 9/

(k)	Form of IRA Endorsement to Master Contract (IRA/SEP-IRA) (E6006902NW). 9/

(l)	Form of IRA Endorsement to Certificate (IRA/SEP-IRA) (E6006602NW). 9/

(m)	Form of Roth IRA Endorsement to Master Contract (E6007002NW). 9/

(n)	Form of Roth IRA Endorsement to Certificate (E6007102NW). 9/

(o)	Form of SIMPLE IRA Endorsement to Master Contract (E6007202NW). 9/

(p)	Form of SIMPLE IRA Endorsement to Certificate (E6007302NW). 9/

(q)	Form of Tax Sheltered Annuity Endorsement to Master Contract (TSA 403(b), No Employer Plan, and Employer Plan TSA) (E6007405NW). 9/

1

(r)	Form of Tax Sheltered Annuity Endorsement to Certificate (TSA 403(b), No Employer Plan, and Employer Plan TSA) (E6007505NW). 9/

(s)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Master Contract (401 Pension or Profit Sharing) (E6007605NW). 9/

(t)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate (401 Pension or Profit Sharing) (E6007705NW). 9/

(u)	Form of Section 457 Governmental Plan Endorsement to Master Contract (E6007805NW). 9/

(v)	Form of Section 457 Governmental Plan Endorsement to Certificate (E6007905NW). 9/

(w)	Form of Employer Plan Endorsement to Master Contract (Employer Plan TSA, 401 Pension or Profit Sharing, and Section 457 Governmental Plan) (EGPLAN (Rev. 2/98)-3). 9/

(x)	Form of Employer Plan Endorsement to Certificate (Employer Plan TSA, 401 Pension or Profit Sharing, and Section 457 Governmental Plan) (ECPLAN (Rev. 2/98)-3). 9/

(y)	Form of Loan Endorsement to Master Contract (TSA 403(b), No Employer Plan, Employer Plan TSA, 401 Pension or Profit Sharing, and Section 457 Governmental Plan) (E2008403NW). 9/

(z)	Form of Loan Endorsement to Certificate (TSA 403(b), No Employer Plan, Employer Plan TSA, 401Pension or Profit Sharing, and Section 457 Governmental Plan) (E2008503NW). 9/

(aa)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 15/

(bb)	Form of RMD Endorsement to Group Contract (E6022709NW). 15/

(5)	Applications

(a)	Form of Master Contract Application (A2012308NW). 9/

(b)	Form of Certificate Application (A2012408NW). 9/

(6)	Organizational Documents

(a)	Articles of Incorporation of Annuity Investors Life Insurance Company. 1/

(i)	Amendment to Articles of Incorporation adopted April 9, 1996, and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996, and approved by Secretary of State of Ohio on December 3, 1996. 2/

(b)	Code of Regulations of Annuity Investors Life Insurance Company. 3/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities Inc. (now Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

2

(d)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. 4/

(i)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective July 1, 2002, to Participation Agreement. 4/

(ii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment dated April 30, 2004, to Participation Agreement. 5/

(iii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 11/

(iv)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010, to Participation Agreement. 14/

(e)	AIM (Invesco): Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and AIM Advisors, Inc. 4/

(i)	AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 19/

(f)	AIM (Invesco): Agreement (Trademarks and Fund Names) dated April 4, 2001, among Annuity Investors Life Insurance Company, Great American Advisors®, Inc., AIM Management Group, Inc., and AIM Variable Insurance Funds. 4/

(g)	AIM (Invesco): Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 4/

(h)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AIM (Invesco): Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AB (formerly AllianceBernstein) Variable Products Series Fund, Inc.: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors®, Inc., AllianceBernstein Investments, Inc. and AllianceBernstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 11/

(i)	AB (formerly AllianceBernstein) Variable Insurance Products Fund, Inc.: Amendment dated as of May 1, 2015 to Participation Agreement. 18/

(j)	AB (formerly AllianceBernstein): Administration Services Agreement between Annuity Investors Life Insurance Company and AllianceBernstein Investments, Inc. dated as of May 1, 2008. 12/

(k)	American Century: Shareholder Services Agreement dated November 10, 2004, between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. 5/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 13/

(l)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006. 11/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 13/

(m)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

3

(n)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 11/

(o)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 11/

(p)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Davis Variable Account Fund: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(q)	Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service Corporation. 4/

(r)	Dreyfus: Amended and Restated Letter Agreement dated April 24, 1997, between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 2/

(i)	Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement. 4/

(ii)	Dreyfus: Second Amendment dated December 1, 2004, to Agreement. 5/

(s)	Dreyfus Stock Index Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Life And Annuity Index Fund, Inc. (Dreyfus Stock Index Fund). 2/

(i)	Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Dreyfus Stock Index Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement, dated November 21, 1995 as amended between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund, Inc. 16/

(t)	Dreyfus Socially Responsible Growth Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement. 4/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 16/

(u)	Dreyfus Variable Investment Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Participation Agreement. 4/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007, to Participation Agreement. 8/

(iii)	Dreyfus Variable Investment Fund: Amendment No. 4 to Fund Participation Agreement, dated October 12, 2011, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 16/

(v)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 11/

(w)	Deutsche (formerly DWS) Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 11/

(i)	Deutsche (formerly DWS) Variable Series I, Variable Series II, and Investment VIT Funds: Amendment dated as of May 1, 2015 to Participation Agreement. 18/

4

(x)	Deutsche (formerly DWS): Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 11/

(i)	Deutsche (formerly DWS): Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 13/

(y)	Deutsche (formerly DWS): Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 11/

(z)	Ibbotson Portfolios – ALPS Variable Insurance Trust (formerly Financial Investors Variable Insurance Trust): Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc., and ALPS Distributors, Inc. 8/

(i)	Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 11/

(ii)	Ibbotson Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 17/

(aa)	Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 11/

(bb)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors®, Inc. 8/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 11/

(ii)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 17/

(iii)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 18/

(cc)	Franklin Templeton Variable Insurance Products Trust: Administrative Services Agreement between Annuity Investors Life Insurance Company and Franklin Templeton Services, LLC. 11/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 11/

(dd)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 11/

(ee)	Janus Aspen Series: Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company. 4/

(i)	Janus Aspen Series: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 7/

(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 11/

(ff)	Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company and Janus Distributors, Inc. 4/

(gg)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 11/

5

(hh)	Neuberger Berman Advisers Management Trust: Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company. 4/

(ii)	Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company. 4/

(jj)	Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company dated as of March 15, 2007. 11/

(kk)	Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds, and Oppenheimer Funds, Inc. 4/

(i)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company and the Oppenheimer Variable Account Funds. 6/

(ll)	Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds, Inc. 4/

(mm)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 11/

(nn)	PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 4/

(i)	PIMCO Variable Insurance Trust: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 16/

(oo)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC. 5/

(i)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors, LLC. 7/

(ii)	PIMCO Variable Insurance Trust: Novation of and Amendment to Participation Agreement dated December 8, 2010, by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 14/

(iii)	PIMCO Variable insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 18/

(pp)	PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company. 4/

(qq)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 11/

(rr)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Participation Agreement dated May 1, 1997, among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (now The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (now Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (now Morgan Stanley Investments LP). 2/

(i)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997. 4/

6

(ii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2007, to Participation Agreement. 8/

(iii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 11/

(iv)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2015 to Participation Agreement. 18/

(v)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Servicing Agreement dated May 1, 2015. 18/

(ss)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley Investment Management Inc., and Morgan Stanley Investments LP. 4/

(i)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 18/

(tt)	Morgan Stanley (formerly Van Kampen): Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 11/

(uu)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc., and Annuity Investors Life Insurance Company. 8/

(i)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement between Wilshire Variable Insurance Trust and Annuity Investors Life Insurance Company dated as of May 1, 2008. 12/

(ii)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance Company dated as of October 1, 2016. 19/

(9)	Opinion and Consent of Counsel. 10/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2016. FW/

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B on December 23, 1996. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B on June 3, 1997. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B on November 17, 1998. 1933 Act File No. 333-51955, 1940 Act File No. 811-08017
4/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on July 25, 2002. 1933 Act File No. 333-88300, 1940 Act File No. 811-21095,
5/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors Variable Account C on or about March 1, 2005. 1933 Act File No. 333-88302, 1940 Act File No. 811-21095

7

6/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account A on or about April 27, 2005. 1933 Act File No. 033-65409, 1940 Act File No. 811-07299
7/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors Variable Account B on April 28, 2006. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
8/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors Variable Account B on May 1, 2007. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
9/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
10/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2009. 1933 Act File No. 333-148940 (TotalGroup), 1940 Act File No. 811-21095
11/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 27, 2009. 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095
12/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account C on February 16, 2010. 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095
13/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account C on or about April 28, 2010. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
14/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A on or about April 15, 2011. 1933 Act File No. 033-59861, 1940 Act File No. 811-07299
15/	Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-07299, (ADVANTAGE) on or about April 23, 2012
16/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A on or about April 30, 2013. 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299
17/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2014. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
18/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable account C on or about April 30, 2015. 1933 Act File No. 333-148387 (Transition 20), 1940 Act File No. 811-21095
19/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2017. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
FW/	Filed herewith.

8

Item 25.	Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, President & Chief Executive Officer
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer & Treasurer
Mark F. Muething	Director and Executive Vice President & Secretary
Michael J. Prager	Director
Jeffrey G. Hester	Director
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Kessling	Senior Vice President-Operations
Michael H. Haney	Vice President
Rebecca Schriml	Vice President
Brian Sponaugle	Vice President
Richard L. Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
H. Kim Baird	Assistant Treasurer
William C. Ellis	Assistant Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company®, is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

Annuity Investors Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27.	Number of Contract Owners

As of February 28, 2017, there were 568 Participants (Certificate Owners) in 76 Group Contracts.

Item 28.	Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term

9

“loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29.	Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati, OH 45202.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

10

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 10 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 12, 2017.

ANNUITY INVESTORS® VARIABLE ACCOUNT C

(Registrant)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

(Depositor)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	President and Chief Executive Officer
S. Craig Lindner*	April 12, 2017

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer, Treasurer & Director
April 12, 2017

/s/ Mark F. Muething	Executive Vice President, Secretary & Director
Mark F. Muething*	April 12, 2017

/s/ Michael J. Prager	Director
Michael J. Prager*	April 12, 2017

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 12, 2017

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 12, 2017

11

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10	Consent of Independent Registered Public Accounting Firm.

99	Powers of Attorney.

99.1	AFG Organizational Chart as of December 31, 2016.

12